Schedule of Investments (unaudited)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.1%
Omnicom Group Inc./Omnicom Capital Inc.
3.60%, 04/15/26 (Call 01/15/26)	$12,484	$12,045,135
3.65%, 11/01/24 (Call 08/01/24)	10,274	10,026,591
WPP Finance 2010, 3.75%, 09/19/24	8,554	8,320,469
		30,392,195
Aerospace & Defense — 1.2%
Airbus SE, 3.15%, 04/10/27 (Call 01/10/27)(a)	5,815	5,500,682
BAE Systems Finance Inc., 7.50%, 07/01/27(a)(b)	560	606,015
BAE Systems Holdings Inc.
3.80%, 10/07/24(a)	5,467	5,346,877
3.85%, 12/15/25 (Call 09/15/25)(a)	7,324	7,075,049
Boeing Co. (The)
2.20%, 02/04/26 (Call 07/03/23)	43,026	40,039,131
2.25%, 06/15/26 (Call 03/15/26)	3,760	3,435,344
2.50%, 03/01/25 (Call 12/01/24)(b)	2,448	2,319,826
2.60%, 10/30/25 (Call 07/30/25)(b)	2,855	2,680,658
2.70%, 02/01/27 (Call 12/01/26)(b)	7,713	7,082,709
2.75%, 02/01/26 (Call 01/01/26)	12,143	11,372,766
2.80%, 03/01/27 (Call 12/01/26)	2,174	1,991,608
2.85%, 10/30/24 (Call 07/30/24)(b)	3,406	3,288,018
3.10%, 05/01/26 (Call 03/01/26)	5,339	5,029,453
3.25%, 02/01/28 (Call 12/01/27)	4,320	3,980,806
3.25%, 03/01/28 (Call 12/01/27)(b)	1,610	1,469,008
4.88%, 05/01/25 (Call 04/01/25)(b)	28,172	27,884,573
5.04%, 05/01/27 (Call 03/01/27)	16,937	16,814,730
7.95%, 08/15/24	1,937	1,988,473
General Dynamics Corp.
1.15%, 06/01/26 (Call 05/01/26)(b)	4,245	3,863,012
2.13%, 08/15/26 (Call 05/15/26)(b)	4,282	3,982,293
2.38%, 11/15/24 (Call 09/15/24)(b)	4,479	4,310,111
2.63%, 11/15/27 (Call 08/15/27)	1,080	996,412
3.25%, 04/01/25 (Call 03/01/25)	6,290	6,112,737
3.50%, 05/15/25 (Call 03/15/25)(b)	6,184	6,059,582
3.50%, 04/01/27 (Call 02/01/27)(b)	6,213	5,983,009
3.75%, 05/15/28 (Call 02/15/28)	5,125	4,945,397
Hexcel Corp.
4.20%, 02/15/27 (Call 11/15/26)(b)	2,235	2,118,585
4.95%, 08/15/25 (Call 05/15/25)(b)	2,065	2,035,631
L3Harris Technologies Inc.
3.83%, 04/27/25 (Call 01/27/25)	6,170	5,992,855
3.85%, 12/15/26 (Call 09/15/26)(b)	3,629	3,491,635
Lockheed Martin Corp.
3.55%, 01/15/26 (Call 10/15/25)	8,408	8,226,604
4.45%, 05/15/28 (Call 04/15/28)(b)	2,040	2,035,231
4.95%, 10/15/25 (Call 09/15/25)	4,515	4,545,117
5.10%, 11/15/27 (Call 10/15/27)(b)	6,130	6,304,036
Northrop Grumman Corp.
2.93%, 01/15/25 (Call 11/15/24)	12,892	12,432,026
3.20%, 02/01/27 (Call 11/01/26)(b)	4,937	4,708,528
3.25%, 01/15/28 (Call 10/15/27)(b)	13,365	12,585,303
Raytheon Technologies Corp.
2.65%, 11/01/26 (Call 08/01/26)(b)	5,626	5,276,034
3.13%, 05/04/27 (Call 02/04/27)(b)	7,690	7,280,101
3.50%, 03/15/27 (Call 12/15/26)(b)	9,434	9,039,247
3.95%, 08/16/25 (Call 06/16/25)	13,114	12,871,246
5.00%, 02/27/26 (Call 01/27/26)	3,805	3,830,541
7.20%, 08/15/27	2,400	2,592,842
		289,523,841
Security	Par (000)	Value

Agriculture — 1.3%
Altria Group Inc.
2.35%, 05/06/25 (Call 04/06/25)	$7,490	$7,097,491
2.63%, 09/16/26 (Call 06/16/26)(b)	4,587	4,282,570
4.40%, 02/14/26 (Call 12/14/25)(b)	8,486	8,390,565
Archer-Daniels-Midland Co., 2.50%, 08/11/26
(Call 05/11/26)(b)	6,708	6,325,583
BAT Capital Corp.
2.26%, 03/25/28 (Call 01/25/28)	7,535	6,474,344
2.79%, 09/06/24 (Call 08/06/24)	8,812	8,491,235
3.22%, 08/15/24 (Call 06/15/24)	20,085	19,494,747
3.22%, 09/06/26 (Call 07/06/26)	7,809	7,302,311
3.56%, 08/15/27 (Call 05/15/27)	28,473	26,178,688
4.70%, 04/02/27 (Call 02/02/27)(b)	7,015	6,843,790
BAT International Finance PLC
1.67%, 03/25/26 (Call 02/25/26)	11,776	10,612,610
3.95%, 06/15/25(a)	12,338	11,946,666
4.45%, 03/16/28 (Call 02/16/28)	10,505	9,968,410
Bunge Ltd. Finance Corp.
1.63%, 08/17/25 (Call 07/17/25)(b)	6,164	5,689,715
3.25%, 08/15/26 (Call 05/15/26)(b)	6,064	5,730,198
3.75%, 09/25/27 (Call 06/25/27)(b)	3,995	3,807,959
Cargill Inc.
0.75%, 02/02/26 (Call 01/02/26)(a)(b)	3,103	2,806,263
3.50%, 04/22/25 (Call 07/03/23)(a)(b)	2,805	2,737,097
3.63%, 04/22/27 (Call 03/22/27)(a)(b)	3,455	3,334,812
4.50%, 06/24/26(a)(b)	2,945	2,935,086
4.88%, 10/10/25 (Call 09/10/25)(a)(b)	5,135	5,138,492
Imperial Brands Finance PLC
3.13%, 07/26/24 (Call 06/26/24)(a)	8,347	8,057,086
3.50%, 07/26/26 (Call 05/26/26)(a)	6,139	5,753,544
4.25%, 07/21/25 (Call 04/21/25)(a)(b)	12,385	11,932,100
6.13%, 07/27/27 (Call 06/27/27)(a)	7,157	7,279,238
Philip Morris International Inc.
0.88%, 05/01/26 (Call 04/01/26)	6,758	6,057,543
1.50%, 05/01/25 (Call 04/01/25)(b)	5,534	5,181,478
2.75%, 02/25/26 (Call 11/25/25)(b)	6,128	5,798,337
3.13%, 08/17/27 (Call 05/17/27)(b)	2,620	2,466,884
3.13%, 03/02/28 (Call 12/02/27)(b)	165	153,214
3.25%, 11/10/24(b)	6,763	6,592,770
3.38%, 08/11/25 (Call 05/11/25)(b)	5,493	5,320,050
4.88%, 02/13/26(b)	13,145	13,118,752
4.88%, 02/15/28 (Call 01/15/28)(b)	21,345	21,269,472
5.00%, 11/17/25	5,565	5,573,749
5.13%, 11/15/24	9,275	9,280,051
5.13%, 11/17/27 (Call 10/17/27)	11,765	11,886,125
Reynolds American Inc., 4.45%, 06/12/25
(Call 03/12/25)	19,564	19,139,765
Viterra Finance BV
2.00%, 04/21/26 (Call 03/21/26)(a)(b)	4,920	4,372,539
4.90%, 04/21/27 (Call 03/21/27)(a)	3,475	3,328,586
		318,149,915
Airlines — 0.3%
Delta Air Lines Inc., 7.00%, 05/01/25(a)	12,300	12,635,115
Delta Air Lines Inc./SkyMiles IP Ltd., 4.50%, 10/20/25(a)	11,163	10,948,899
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/27
(Call 07/03/23)(a)(b)	19,967	19,933,124
Southwest Airlines Co.
3.00%, 11/15/26 (Call 08/15/26)(b)	2,082	1,932,321
3.45%, 11/16/27 (Call 08/16/27)	200	185,361

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Airlines (continued)
5.13%, 06/15/27 (Call 04/15/27)(b)	$14,546	$14,477,943
5.25%, 05/04/25 (Call 04/04/25)	11,800	11,740,990
		71,853,753
Apparel — 0.2%
Michael Kors USA Inc., 4.25%, 11/01/24
(Call 09/01/24)(a)	4,420	4,270,825
NIKE Inc.
2.38%, 11/01/26 (Call 08/01/26)(b)	7,852	7,359,844
2.40%, 03/27/25 (Call 02/27/25)(b)	8,961	8,624,620
2.75%, 03/27/27 (Call 01/27/27)(b)	7,798	7,385,474
PVH Corp., 4.63%, 07/10/25 (Call 06/10/25)(b)	5,494	5,357,788
Ralph Lauren Corp., 3.75%, 09/15/25 (Call 07/15/25)(b)	4,791	4,654,625
Tapestry Inc.
4.13%, 07/15/27 (Call 04/15/27)	3,015	2,854,298
4.25%, 04/01/25 (Call 01/01/25)	728	712,691
VF Corp.
2.40%, 04/23/25 (Call 03/23/25)	8,598	8,092,412
2.80%, 04/23/27 (Call 02/23/27)(b)	4,766	4,355,025
		53,667,602
Auto Manufacturers — 3.6%
American Honda Finance Corp.
0.55%, 07/12/24	6,074	5,766,088
0.75%, 08/09/24	2,835	2,687,576
1.00%, 09/10/25(b)	5,575	5,113,593
1.20%, 07/08/25	7,111	6,578,758
1.30%, 09/09/26	5,830	5,221,737
1.50%, 01/13/25(b)	10,487	9,917,502
2.00%, 03/24/28	5,050	4,479,965
2.15%, 09/10/24(b)	7,985	7,681,195
2.30%, 09/09/26(b)	3,422	3,175,086
2.35%, 01/08/27	1,774	1,641,221
4.70%, 01/12/28(b)	5,690	5,700,935
4.75%, 01/12/26	3,825	3,832,088
5.00%, 05/23/25	4,500	4,493,633
Series A, 4.60%, 04/17/25(b)	5,720	5,685,348
BMW Finance NV, 2.40%, 08/14/24 (Call 07/14/24)(a)(b)	4,359	4,214,352
BMW U.S. Capital LLC
0.75%, 08/12/24(a)(b)	5,635	5,345,450
1.25%, 08/12/26 (Call 07/12/26)(a)(b)	5,791	5,206,201
2.80%, 04/11/26 (Call 01/11/26)(a)	7,948	7,599,007
3.25%, 04/01/25(a)(b)	2,285	2,220,871
3.30%, 04/06/27 (Call 01/06/27)(a)(b)	1,120	1,069,231
3.45%, 04/01/27 (Call 03/01/27)(a)	6,115	5,867,316
3.75%, 04/12/28 (Call 01/12/28)(a)	5,000	4,795,265
3.90%, 04/09/25 (Call 03/09/25)(a)(b)	15,217	14,966,733
Cummins Inc.
0.75%, 09/01/25 (Call 08/01/25)	5,739	5,248,617
7.13%, 03/01/28(b)	5	5,525
Daimler Finance North America LLC
1.45%, 03/02/26(a)(b)	7,754	7,079,739
2.13%, 03/10/25(a)(b)	3,682	3,492,029
3.30%, 05/19/25(a)(b)	5,167	4,998,946
Daimler Trucks Finance North America LLC
1.63%, 12/13/24(a)	8,523	8,057,251
2.00%, 12/14/26(a)(b)	9,958	8,954,599
3.50%, 04/07/25(a)	5,730	5,546,452
3.65%, 04/07/27(a)(b)	5,178	4,930,396
5.13%, 01/19/28(a)(b)	3,895	3,883,828
5.15%, 01/16/26(a)(b)	5,665	5,667,081
5.20%, 01/17/25(a)(b)	5,445	5,426,711
Security	Par (000)	Value

Auto Manufacturers (continued)
General Motors Co.
4.00%, 04/01/25(b)	$5,021	$4,879,312
4.20%, 10/01/27 (Call 07/01/27)(b)	5,561	5,304,919
6.13%, 10/01/25 (Call 09/01/25)	15,882	16,122,970
6.80%, 10/01/27 (Call 08/01/27)	8,537	8,953,523
General Motors Financial Co. Inc.
1.20%, 10/15/24	8,985	8,453,787
1.25%, 01/08/26 (Call 12/08/25)(b)	12,674	11,380,099
1.50%, 06/10/26 (Call 05/10/26)	9,528	8,471,259
2.35%, 02/26/27 (Call 01/26/27)(b)	7,695	6,880,794
2.40%, 04/10/28 (Call 02/10/28)	570	494,899
2.70%, 08/20/27 (Call 06/20/27)	8,777	7,822,721
2.75%, 06/20/25 (Call 05/20/25)(b)	11,247	10,660,351
2.90%, 02/26/25 (Call 01/26/25)	11,088	10,564,906
3.50%, 11/07/24 (Call 09/07/24)	8,651	8,383,013
3.80%, 04/07/25(b)	6,362	6,147,209
3.85%, 01/05/28 (Call 10/05/27)(b)	1,555	1,442,661
4.00%, 01/15/25 (Call 10/15/24)	10,252	9,995,449
4.00%, 10/06/26 (Call 07/06/26)	5,757	5,489,039
4.30%, 07/13/25 (Call 04/13/25)	7,785	7,583,509
4.35%, 04/09/25 (Call 02/09/25)	9,225	9,015,446
4.35%, 01/17/27 (Call 10/17/26)	9,625	9,283,023
5.00%, 04/09/27 (Call 03/09/27)(b)	9,648	9,470,009
5.25%, 03/01/26 (Call 12/01/25)	10,777	10,689,504
5.40%, 04/06/26(b)	6,460	6,431,348
6.00%, 01/09/28 (Call 12/09/27)(b)	9,595	9,746,688
6.05%, 10/10/25	10,810	10,879,162
Honda Motor Co. Ltd.
2.27%, 03/10/25 (Call 02/10/25)	6,746	6,440,745
2.53%, 03/10/27 (Call 02/10/27)(b)	11,020	10,266,185
Hyundai Capital America
0.88%, 06/14/24(a)(b)	8,180	7,781,603
1.00%, 09/17/24(a)(b)	8,933	8,411,071
1.30%, 01/08/26 (Call 12/08/25)(a)(b)	7,072	6,341,954
1.50%, 06/15/26 (Call 05/15/26)(a)	6,699	5,943,998
1.65%, 09/17/26 (Call 08/17/26)(a)	8,478	7,498,302
1.80%, 10/15/25 (Call 09/15/25)(a)	6,894	6,323,384
1.80%, 01/10/28 (Call 11/08/27)(a)(b)	4,975	4,232,713
2.38%, 10/15/27 (Call 08/15/27)(a)(b)	3,550	3,126,619
2.65%, 02/10/25 (Call 01/10/25)(a)(b)	4,372	4,159,934
2.75%, 09/27/26(a)(b)	3,449	3,158,873
3.00%, 02/10/27 (Call 12/10/26)(a)	3,144	2,885,872
3.40%, 06/20/24(a)(b)	3,402	3,322,919
3.50%, 11/02/26 (Call 09/02/26)(a)(b)	6,041	5,677,910
5.50%, 03/30/26(a)(b)	3,925	3,925,457
5.60%, 03/30/28 (Call 02/29/28)(a)(b)	8,250	8,278,526
5.88%, 04/07/25 (Call 03/07/25)(a)(b)	4,887	4,914,318
Hyundai Capital Services Inc.
1.25%, 02/08/26(a)	2,821	2,523,124
2.13%, 04/24/25(a)(b)	200	187,479
2.50%, 01/24/27(a)	3,960	3,604,891
3.63%, 08/29/27(a)(b)	1,985	1,861,848
Kia Corp.
1.75%, 10/16/26(a)(b)	2,695	2,394,649
2.38%, 02/14/25(a)	1,225	1,162,017
2.75%, 02/14/27(a)	4,205	3,876,405
3.25%, 04/21/26(a)	905	855,434
3.50%, 10/25/27(a)	350	326,790
Mercedes-Benz Finance North America LLC
3.25%, 08/01/24(a)(b)	4,343	4,241,038

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
3.45%, 01/06/27(a)(b)	$5,343	$5,101,627
3.50%, 08/03/25(a)(b)	4,398	4,267,205
3.75%, 02/22/28(a)(b)	4,300	4,103,970
4.80%, 03/30/26(a)	8,035	8,024,011
4.80%, 03/30/28(a)	7,882	7,863,561
4.95%, 03/30/25(a)	7,280	7,261,537
5.25%, 11/29/27(a)(b)	5,935	6,050,145
5.38%, 11/26/25(a)(b)	3,330	3,356,456
5.50%, 11/27/24(a)	6,835	6,857,073
Nissan Motor Acceptance Co. LLC, 1.85%, 09/16/26
(Call 08/16/26)(a)	200	168,791
Nissan Motor Acceptance Corp.
2.00%, 03/09/26 (Call 02/09/26)(a)	10,000	8,679,668
2.75%, 03/09/28 (Call 01/09/28)(a)	10,340	8,426,067
Nissan Motor Co. Ltd., 4.35%, 09/17/27
(Call 07/17/27)(a)(b)	15,400	13,765,562
PACCAR Financial Corp.
0.50%, 08/09/24(b)	3,424	3,242,496
0.90%, 11/08/24	5,315	5,009,764
1.10%, 05/11/26(b)	877	794,356
1.80%, 02/06/25	4,444	4,217,836
2.00%, 02/04/27(b)	927	845,751
2.15%, 08/15/24(b)	3,398	3,279,248
2.85%, 04/07/25	700	674,611
3.55%, 08/11/25(b)	4,250	4,165,799
4.45%, 03/30/26	3,560	3,553,913
4.60%, 01/10/28(b)	2,210	2,223,778
4.95%, 10/03/25(b)	2,450	2,454,286
Stellantis Finance U.S. Inc.
1.71%, 01/29/27 (Call 12/29/26)(a)	8,914	7,879,802
5.63%, 01/12/28 (Call 12/12/27)(a)(b)	2,010	2,040,275
Toyota Motor Corp., 1.34%, 03/25/26 (Call 02/25/26)(b)	8,127	7,424,151
Toyota Motor Credit Corp.
0.63%, 09/13/24	7,945	7,512,838
0.80%, 10/16/25(b)	8,249	7,504,496
0.80%, 01/09/26	5,931	5,366,600
1.13%, 06/18/26(b)	9,650	8,685,601
1.15%, 08/13/27(b)	1,450	1,267,400
1.45%, 01/13/25(b)	10,191	9,641,848
1.80%, 02/13/25(b)	11,978	11,382,960
1.90%, 01/13/27	8,190	7,447,357
1.90%, 04/06/28(b)	100	88,375
2.00%, 10/07/24(b)	5,051	4,853,184
3.00%, 04/01/25	10,520	10,166,437
3.05%, 03/22/27(b)	11,750	11,100,168
3.05%, 01/11/28(b)	855	800,300
3.20%, 01/11/27	1,420	1,351,591
3.40%, 04/14/25(b)	4,741	4,616,318
3.65%, 08/18/25(b)	6,470	6,315,182
3.95%, 06/30/25(b)	10,558	10,388,205
4.40%, 09/20/24	10,905	10,818,137
4.45%, 05/18/26	6,160	6,114,404
4.55%, 09/20/27(b)	11,105	11,073,647
4.63%, 01/12/28(b)	10,905	10,919,235
4.80%, 01/10/25(b)	10,540	10,534,386
5.40%, 11/10/25(b)	4,460	4,515,815
5.45%, 11/10/27(b)	6,235	6,436,499
Volkswagen Group of America Finance LLC
1.25%, 11/24/25 (Call 10/24/25)(a)(b)	10,046	9,085,586
1.63%, 11/24/27 (Call 09/24/27)(a)	3,665	3,169,801
Security	Par (000)	Value

Auto Manufacturers (continued)
2.85%, 09/26/24(a)	$4,660	$4,506,051
3.20%, 09/26/26(a)	4,461	4,183,591
3.35%, 05/13/25(a)	8,630	8,309,195
3.95%, 06/06/25(a)(b)	6,950	6,761,960
4.35%, 06/08/27 (Call 05/08/27)(a)(b)	8,276	8,051,559
4.63%, 11/13/25(a)(b)	6,234	6,121,325
		865,641,773
Auto Parts & Equipment — 0.1%
Aptiv PLC/Aptiv Corp., 2.40%, 02/18/25 (Call 06/12/23)	5,080	4,828,485
BorgWarner Inc.
2.65%, 07/01/27 (Call 05/01/27)(b)	7,390	6,765,002
3.38%, 03/15/25 (Call 12/15/24)(b)	5,357	5,176,516
5.00%, 10/01/25(a)(b)	6,959	6,918,610
Denso Corp., 1.24%, 09/16/26 (Call 08/16/26)(a)(b)	4,427	3,929,701
Lear Corp., 3.80%, 09/15/27 (Call 06/15/27)(b)	2,688	2,529,022
Magna International Inc.
4.15%, 10/01/25 (Call 07/01/25)	2,995	2,919,377
5.98%, 03/21/26 (Call 03/21/24)(b)	550	553,339
Toyota Industries Corp., 3.57%, 03/16/28
(Call 12/16/27)(a)	45	42,301
		33,662,353
Banks — 32.9%
ABN AMRO Bank NV
1.54%, 06/16/27 (Call 06/16/26),
(1-year CMT + 0.800%)(a)(b)(c)	3,750	3,299,247
4.75%, 07/28/25(a)	9,574	9,280,921
4.80%, 04/18/26(a)(b)	7,906	7,631,614
AIB Group PLC, 7.58%, 10/14/26 (Call 10/14/25),
(1-day SOFR + 3.456%)(a)(c)	4,205	4,305,543
ANZ Bank New Zealand Ltd., 5.55%, 08/11/32
(Call 08/11/27), (5-year CMT + 2.700%)(a)(b)(c)	2,855	2,813,117
ANZ New Zealand Int’l Ltd./London
1.25%, 06/22/26(a)	7,286	6,495,643
2.17%, 02/18/25(a)	2,080	1,971,736
3.45%, 07/17/27(a)(b)	3,599	3,395,156
3.45%, 01/21/28(a)(b)	2,050	1,916,655
ASB Bank Ltd.
1.63%, 10/22/26(a)(b)	5,308	4,733,750
5.40%, 11/29/27(a)	4,840	4,885,955
Associated Banc-Corp, 4.25%, 01/15/25
(Call 10/15/24)(b)	1,505	1,397,218
Australia & New Zealand Banking Group Ltd.
2.95%, 07/22/30 (Call 07/22/25),
(5-year CMT + 1.288%)(a)(b)(c)	10,073	9,227,334
3.70%, 11/16/25(b)	6,663	6,478,941
4.40%, 05/19/26(a)(b)	11,493	11,000,890
4.83%, 02/03/25(a)	3,560	3,550,418
5.09%, 12/08/25	2,115	2,117,673
Banco Bilbao Vizcaya Argentaria SA
1.13%, 09/18/25	7,253	6,554,591
5.86%, 09/14/26 (Call 09/14/25),
(1-year CMT + 2.300%)(c)	8,705	8,666,345
6.13%, 09/14/28 (Call 09/14/27),
(1-year CMT + 2.700%)(c)	4,980	5,044,818
Banco de Bogota SA, 4.38%, 08/03/27
(Call 05/03/27)(a)(b)	255	235,576
Banco de Credito del Peru SA
2.70%, 01/11/25 (Call 12/11/24)(a)(b)	4,434	4,252,502
3.13%, 07/01/30 (Call 07/01/25),
(5-year CMT + 3.000%)(a)(c)	5,403	4,950,449

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.25%, 09/30/31 (Call 09/30/26),
(5-year CMT + 2.450%)(a)(c)	$3,520	$3,086,244
Banco de Credito e Inversiones SA, 3.50%, 10/12/27(a)(b)	620	574,586
Banco General SA, 4.13%, 08/07/27 (Call 05/07/27)(a)	130	123,760
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa, 4.38%, 04/11/27
(Call 01/11/27)(a)(b)	1,925	1,841,348
Banco Internacional del Peru SAA Interbank, 3.25%, 10/04/26 (Call 08/04/26)(a)	245	228,463
Banco Santander Chile, 2.70%, 01/10/25
(Call 12/10/24)(a)	4,819	4,615,262
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.38%, 04/17/25(a)	11,174	11,125,009
Banco Santander SA
1.72%, 09/14/27 (Call 09/14/26),
(1-year CMT + 0.900%)(c)	12,311	10,754,915
1.85%, 03/25/26	12,098	10,872,309
2.75%, 05/28/25	14,876	13,909,788
3.50%, 03/24/25(b)	9,117	8,795,136
3.80%, 02/23/28	4,900	4,514,490
4.18%, 03/24/28 (Call 03/24/27),
(1-year CMT + 2.000%)(b)(c)	12,375	11,635,163
4.25%, 04/11/27	8,647	8,269,965
4.38%, 04/12/28(b)	10,400	9,926,169
5.15%, 08/18/25	6,085	6,005,250
5.18%, 11/19/25(b)	12,522	12,294,476
5.29%, 08/18/27	14,351	14,192,098
Bancolombia SA, 3.00%, 01/29/25 (Call 12/29/24)(b)	5,209	4,931,822
Bangkok Bank PCL/Hong Kong, 4.30%, 06/15/27
(Call 05/15/27)(a)	585	575,125
Bank of America Corp.
0.98%, 09/25/25 (Call 09/25/24),
(3-mo. SOFR + 1.432%)(b)(c)	12,956	12,142,255
1.20%, 10/24/26 (Call 10/24/25),
(3-mo. SOFR + 1.432%)(b)(c)	21,289	19,188,098
1.32%, 06/19/26 (Call 06/19/25),
(3-mo. SOFR + 1.432%)(c)	23,963	21,980,824
1.53%, 12/06/25 (Call 12/06/24),
(3-mo. SOFR + 1.432%)(c)	12,090	11,332,529
1.73%, 07/22/27 (Call 07/22/26),
(3-mo. SOFR + 1.432%)(c)	50,784	45,289,292
2.02%, 02/13/26 (Call 02/13/25),
(3-mo. SOFR + 0.902%)(c)	12,982	12,174,027
2.46%, 10/22/25 (Call 10/22/24),
(3-mo. SOFR + 1.132%)(b)(c)	21,251	20,273,290
2.55%, 02/04/28 (Call 02/04/27),
(3-mo. SOFR + 1.432%)(c)	24,555	22,228,285
3.09%, 10/01/25 (Call 10/01/24),
(3-mo. SOFR + 1.090%)(b)(c)	15,453	14,895,665
3.25%, 10/21/27 (Call 10/21/26)	7,253	6,785,061
3.37%, 01/23/26 (Call 01/23/25),
(3-mo. SOFR + 3.072%)(c)	16,216	15,579,300
3.38%, 04/02/26 (Call 04/02/25),
(3-mo. SOFR + 1.432%)(c)	21,365	20,556,658
3.42%, 12/20/28 (Call 12/20/27),
(3-mo. SOFR + 1.040%)(c)	32,880	30,236,193
3.50%, 04/19/26(b)	16,741	16,128,089
3.56%, 04/23/27 (Call 04/23/26),
(3-mo. SOFR + 1.322%)(c)	21,392	20,292,899
Security	Par (000)	Value

Banks (continued)
3.59%, 07/21/28 (Call 07/21/27),
(3-mo. SOFR + 1.632%)(c)	$17,540	$16,349,899
3.71%, 04/24/28 (Call 04/24/27),
(3-mo. SOFR + 1.512%)(b)(c)	19,325	18,165,240
3.82%, 01/20/28 (Call 01/20/27),
(3-mo. SOFR + 1.837%)(c)	23,518	22,262,080
3.88%, 08/01/25(b)	13,678	13,342,493
3.97%, 03/05/29 (Call 03/05/28),
(3-mo. SOFR + 1.332%)(c)	9,640	9,092,546
4.00%, 01/22/25	21,106	20,615,481
4.20%, 08/26/24	25,389	24,972,744
4.25%, 10/22/26	16,558	16,017,248
4.38%, 04/27/28 (Call 04/27/27),
(3-mo. SOFR + 1.432%)(c)	24,520	23,707,672
4.45%, 03/03/26	16,372	16,009,738
4.83%, 07/22/26 (Call 07/22/25),
(3-mo. SOFR + 1.432%)(b)(c)	18,647	18,443,104
4.95%, 07/22/28 (Call 07/22/27),
(3-mo. SOFR + 1.432%)(c)	26,120	25,835,469
5.08%, 01/20/27 (Call 01/20/26),
(3-mo. SOFR + 1.432%)(c)	25,605	25,412,459
5.20%, 04/25/29 (Call 04/25/28),
(3-mo. SOFR + 1.432%)(c)	21,900	21,823,215
6.20%, 11/10/28 (Call 11/10/27),
(3-mo. SOFR + 1.432%)(c)	16,445	17,008,754
6.22%, 09/15/26(b)	1,734	1,783,696
Series L, 3.95%, 04/21/25(b)	20,500	19,968,837
Series L, 4.18%, 11/25/27 (Call 11/25/26)	16,309	15,633,618
Series N, 1.66%, 03/11/27 (Call 03/11/26),
(3-mo. SOFR + 1.432%)(c)	22,751	20,551,194
Bank of China Ltd., 5.00%, 11/13/24(a)	25,860	25,600,026
Bank of Ireland Group PLC
2.03%, 09/30/27 (Call 09/30/26),
(1-year CMT + 1.100%)(a)(b)(c)	6,144	5,338,715
6.25%, 09/16/26 (Call 09/16/25),
(1-year CMT + 2.650%)(a)(c)	9,135	9,095,777
Bank of Montreal
0.95%, 01/22/27 (Call 01/22/26),
(3-mo. SOFR + 1.432%)(c)	7,045	6,308,410
1.25%, 09/15/26	11,839	10,465,225
1.50%, 01/10/25	13,620	12,816,875
1.85%, 05/01/25(b)	10,971	10,277,486
2.65%, 03/08/27(b)	11,190	10,320,621
3.70%, 06/07/25(b)	9,030	8,752,267
3.80%, 12/15/32 (Call 12/15/27),
(5-year USD Swap + 1.432%)(b)(c)	9,165	8,179,250
4.80%, (Call 08/25/24),
(5-year CMT + 2.979%)(b)(c)(d)	2,854	2,431,893
5.20%, 12/12/24	7,205	7,174,523
5.20%, 02/01/28 (Call 01/01/28)	7,260	7,292,586
5.30%, 06/05/26	3,300	3,303,878
Series H, 4.25%, 09/14/24	7,957	7,827,899
Series H, 4.70%, 09/14/27 (Call 08/14/27)	11,285	11,149,731
Bank of New York Mellon (The), 5.15%, 05/22/26(b)	2,050	2,046,697
Bank of New York Mellon Corp. (The)
0.75%, 01/28/26 (Call 12/28/25)(b)	3,436	3,087,077
1.05%, 10/15/26 (Call 09/15/26)(b)	4,921	4,308,455
1.60%, 04/24/25 (Call 03/24/25)(b)	10,037	9,431,415
2.05%, 01/26/27 (Call 12/26/26)(b)	6,225	5,629,897
2.10%, 10/24/24(b)	9,400	8,999,249

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.45%, 08/17/26 (Call 05/17/26)	$6,032	$5,580,265
2.80%, 05/04/26 (Call 02/04/26)	6,315	5,977,782
3.25%, 09/11/24 (Call 08/11/24)(b)	5,447	5,300,677
3.25%, 05/16/27 (Call 02/16/27)(b)	4,673	4,420,300
3.35%, 04/25/25 (Call 03/25/25)	7,890	7,599,405
3.40%, 01/29/28 (Call 10/29/27)(b)	2,830	2,665,174
3.43%, 06/13/25 (Call 06/13/24),
(1-day SOFR + 0.565%)(b)(c)	8,417	8,223,101
3.44%, 02/07/28 (Call 02/07/27),
(3-mo. SOFR + 1.331%)(b)(c)	5,755	5,470,189
3.85%, 04/28/28	4,255	4,093,424
3.95%, 11/18/25 (Call 10/18/25)(b)	3,392	3,287,160
3.99%, 06/13/28 (Call 06/13/27),
(1-day SOFR + 1.151%)(b)(c)	8,305	7,999,229
4.41%, 07/24/26 (Call 07/24/25),
(1-day SOFR + 1.345%)(b)(c)	10,220	10,015,840
4.54%, 02/01/29 (Call 02/01/28),
(1-day SOFR + 1.168%)(b)(c)	5,150	5,061,184
4.95%, 04/26/27 (Call 04/26/26),
(1-day SOFR + 1.026%)(c)	10,715	10,679,734
5.22%, 11/21/25 (Call 11/21/24),
(3-mo. SOFR + 1.432%)(c)	6,775	6,759,154
5.80%, 10/25/28 (Call 10/25/27),
(1-day SOFR + 1.802%)(c)	7,235	7,456,455
Series G, 3.00%, 02/24/25 (Call 01/24/25)	6,680	6,428,956
Series J, 0.85%, 10/25/24 (Call 09/25/24)(b)	6,875	6,445,124
Bank of New Zealand
1.00%, 03/03/26(a)(b)	4,134	3,701,231
2.00%, 02/21/25(a)(b)	4,583	4,334,434
2.29%, 01/27/27(a)	3,721	3,391,476
4.85%, 02/07/28(a)(b)	8,770	8,706,905
Bank of Nova Scotia (The)
0.65%, 07/31/24(b)	9,116	8,603,794
1.05%, 03/02/26	7,771	6,959,746
1.30%, 06/11/25(b)	8,414	7,756,218
1.30%, 09/15/26	8,115	7,165,735
1.35%, 06/24/26	7,198	6,429,757
1.45%, 01/10/25	11,760	11,034,995
1.95%, 02/02/27	5,830	5,245,720
2.20%, 02/03/25(b)	11,583	10,997,979
2.70%, 08/03/26(b)	10,737	9,963,869
2.95%, 03/11/27	5,811	5,405,785
3.45%, 04/11/25	15,367	14,832,204
4.50%, 12/16/25(b)	9,817	9,562,520
4.75%, 02/02/26	10,086	10,019,378
4.90%, (Call 06/04/25), (5-year CMT + 2.551%)(c)(d)	9,470	8,621,488
5.25%, 12/06/24	8,931	8,910,147
8.63%, 10/27/82 (Call 10/27/27),
(5-year CMT + 4.389%)(b)(c)	3,910	4,016,791
Series 2, 3.63%, 10/27/81 (Call 10/27/26),
(5-year CMT + 2.613%)(c)	4,655	3,334,430
Bank One Michigan, 8.25%, 11/01/24	420	434,247
Bank OZK, 2.75%, 10/01/31 (Call 10/01/26),
(3-mo. SOFR + 2.090%)(b)(c)	1,285	965,039
BankUnited Inc., 4.88%, 11/17/25 (Call 08/17/25)	1,440	1,204,657
Banque Federative du Credit Mutuel SA
1.00%, 02/04/25(a)(b)	4,538	4,197,276
1.60%, 10/04/26(a)(b)	5,855	5,191,166
2.38%, 11/21/24(a)	4,634	4,407,898
4.52%, 07/13/25(a)(b)	3,738	3,654,501
Security	Par (000)	Value

Banks (continued)
4.75%, 07/13/27(a)(b)	$5,125	$5,041,319
4.93%, 01/26/26(a)(b)	9,910	9,835,389
Barclays PLC
2.28%, 11/24/27 (Call 11/24/26),
(1-year CMT + 1.050%)(c)	14,040	12,474,894
2.85%, 05/07/26 (Call 05/07/25),
(1-day SOFR + 2.714%)(c)	14,304	13,441,183
3.65%, 03/16/25	15,805	15,177,786
4.34%, 01/10/28 (Call 01/10/27)	14,405	13,676,104
4.38%, 09/11/24(b)	9,723	9,484,700
4.38%, 01/12/26	19,519	18,851,558
4.84%, 05/09/28 (Call 05/07/27)	245	226,686
4.97%, 05/16/29 (Call 05/16/28),
(3-mo. LIBOR US + 1.902%)(c)	10,705	10,216,420
5.20%, 05/12/26	15,280	14,827,110
5.30%, 08/09/26 (Call 08/09/25),
(1-year CMT + 2.300%)(c)	9,105	8,973,159
5.50%, 08/09/28 (Call 08/09/27),
(1-year CMT + 2.650%)(c)	14,400	14,183,564
5.83%, 05/09/27 (Call 05/09/26),
(1-day SOFR + 2.210%)(c)	17,360	17,321,564
7.33%, 11/02/26 (Call 11/02/25),
(1-year CMT + 3.050%)(c)	9,695	10,051,881
7.39%, 11/02/28 (Call 11/02/27),
(1-year CMT + 3.300%)(c)	14,005	14,769,167
BBVA Bancomer SA/Texas, 1.88%, 09/18/25(a)	4,230	3,912,517
BNP Paribas SA
1.32%, 01/13/27 (Call 01/13/26),
(1-day SOFR + 1.004%)(a)(c)	17,703	15,792,349
1.68%, 06/30/27 (Call 06/30/26),
(1-day SOFR + 0.912%)(a)(b)(c)	14,528	12,867,262
1.90%, 09/30/28 (Call 09/30/27),
(1-day SOFR + 1.609%)(a)(c)	10,855	9,315,543
2.22%, 06/09/26 (Call 06/09/25),
(1-day SOFR + 2.074%)(a)(b)(c)	16,939	15,721,508
2.59%, 01/20/28 (Call 01/20/27),
(1-day SOFR + 1.228%)(a)(c)	12,800	11,519,925
2.82%, 11/19/25 (Call 11/19/24),
(3-mo. LIBOR US + 1.111%)(a)(c)	16,808	16,014,890
3.38%, 01/09/25(a)(b)	17,764	17,128,170
3.50%, 11/16/27(a)(b)	4,525	4,192,393
4.25%, 10/15/24	9,088	8,872,296
4.38%, 09/28/25(a)(b)	8,672	8,358,294
4.38%, 05/12/26(a)(b)	8,820	8,449,797
4.38%, 03/01/33 (Call 03/01/28),
(5-year USD Swap + 1.483%)(a)(c)	5,460	4,990,514
4.63%, 03/13/27(a)(b)	11,138	10,848,159
5.13%, 01/13/29 (Call 01/13/28),
(1-year CMT + 1.450%)(a)(c)	4,070	4,056,050
BPCE SA
1.00%, 01/20/26(a)(b)	13,583	12,157,711
1.63%, 01/14/25(a)(b)	9,180	8,607,543
1.65%, 10/06/26 (Call 10/06/25),
(1-day SOFR + 1.520%)(a)(b)(c)	11,657	10,491,295
2.05%, 10/19/27 (Call 10/19/26),
(1-day SOFR + 1.087%)(a)(b)(c)	8,670	7,621,030
2.38%, 01/14/25(a)(b)	11,656	10,979,708
3.25%, 01/11/28(a)(b)	7,055	6,441,788
3.38%, 12/02/26	4,090	3,822,367
3.50%, 10/23/27(a)(b)	7,660	6,981,339

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.50%, 03/15/25(a)	$10,866	$10,481,292
4.63%, 07/11/24(a)	8,467	8,285,818
4.75%, 07/19/27(a)(b)	9,815	9,563,083
4.88%, 04/01/26(a)(b)	6,643	6,426,737
5.03%, 01/15/25(a)	25	24,605
5.13%, 01/18/28(a)(b)	8,735	8,674,859
5.15%, 07/21/24(a)	13,537	13,250,113
5.98%, 01/18/27 (Call 01/18/26),
(1-day SOFR + 2.10%)(a)(b)(c)	6,850	6,841,670
Cadence Bank, 4.13%, 11/20/29 (Call 11/20/24),
(3-mo. LIBOR US + 2.470%)(b)(c)	1,369	1,242,964
CaixaBank SA, 6.21%, 01/18/29 (Call 01/18/28),
(1-day SOFR + 2.700%)(a)(c)	8,995	8,993,111
Canadian Imperial Bank of Commerce
0.95%, 10/23/25(b)	9,773	8,840,430
1.00%, 10/18/24(b)	6,227	5,849,786
1.25%, 06/22/26	8,184	7,279,527
2.25%, 01/28/25	8,521	8,099,581
3.30%, 04/07/25	8,100	7,796,163
3.45%, 04/07/27	5,960	5,632,640
3.95%, 08/04/25	5,300	5,135,400
5.00%, 04/28/28	8,180	8,093,330
5.14%, 04/28/25	6,465	6,428,024
Capital One NA, 2.28%, 01/28/26 (Call 01/28/25),
(1-day SOFR + 0.911%)(c)	3,291	3,074,482
CIMB Bank Bhd, 2.13%, 07/20/27(a)(b)	4,145	3,767,929
Citigroup Inc.
1.12%, 01/28/27 (Call 01/28/26),
(1-day SOFR + 0.765%)(c)	20,171	18,034,004
1.28%, 11/03/25 (Call 11/03/24),
(1-day SOFR + 0.528%)(c)	7,194	6,767,540
1.46%, 06/09/27 (Call 06/09/26),
(1-day SOFR + 0.770%)(c)	22,296	19,873,912
2.01%, 01/25/26 (Call 01/25/25),
(1-day SOFR + 0.694%)(c)	16,240	15,278,280
3.07%, 02/24/28 (Call 02/24/27),
(1-day SOFR + 1.280%)(c)	20,160	18,675,960
3.11%, 04/08/26 (Call 04/08/25),
(1-day SOFR + 2.842%)(b)(c)	29,030	27,827,994
3.20%, 10/21/26 (Call 07/21/26)	24,072	22,600,020
3.29%, 03/17/26 (Call 03/17/25),
(1-day SOFR + 1.528%)(c)	13,817	13,289,201
3.30%, 04/27/25(b)	13,248	12,855,024
3.40%, 05/01/26(b)	15,571	14,906,719
3.52%, 10/27/28 (Call 10/27/27),
(3-mo. SOFR + 1.412%)(c)	17,449	16,234,780
3.67%, 07/24/28 (Call 07/24/27),
(3-mo. SOFR + 1.652%)(c)	20,485	19,255,675
3.70%, 01/12/26(b)	16,728	16,165,613
3.88%, 03/26/25(b)	10,309	10,007,397
3.89%, 01/10/28 (Call 01/10/27),
(3-mo. SOFR + 1.825%)(c)	21,945	20,885,357
4.00%, 08/05/24(b)	7,025	6,903,622
4.08%, 04/23/29 (Call 04/23/28),
(3-mo. SOFR + 1.454%)(b)(c)	1,260	1,190,539
4.30%, 11/20/26	8,681	8,376,711
4.40%, 06/10/25	20,873	20,383,946
4.45%, 09/29/27	30,051	28,875,000
4.60%, 03/09/26	12,717	12,407,599
4.66%, 05/24/28 (Call 05/24/27),
(1-day SOFR + 1.887%)(b)(c)	12,785	12,582,148
Security	Par (000)	Value

Banks (continued)
5.50%, 09/13/25(b)	$12,531	$12,528,183
5.61%, 09/29/26 (Call 09/29/25),
(1-day SOFR + 1.546%)(c)	15,591	15,702,834
6.63%, 01/15/28(b)	290	309,092
Citizens Bank NA
2.25%, 04/28/25 (Call 03/28/25)(b)	5,856	5,324,193
4.58%, 08/09/28 (Call 08/09/27),
(1-day SOFR + 2.000%)(b)(c)	8,060	7,344,708
5.28%, 01/26/26 (Call 01/26/25),
(1-day SOFR + 1.020%)(b)(c)	110	103,092
Citizens Bank NA/Providence RI
3.75%, 02/18/26 (Call 11/18/25)(b)	4,161	3,798,684
6.06%, 10/24/25 (Call 10/24/24),
(1-day SOFR + 1.450%)(b)(c)	5,330	5,003,076
Citizens Financial Group Inc.
2.85%, 07/27/26 (Call 04/27/26)(b)	3,795	3,252,808
4.30%, 12/03/25 (Call 11/03/25)(b)	2,549	2,317,807
Comerica Bank
2.50%, 07/23/24(b)	2,499	2,251,172
4.00%, 07/27/25(b)	683	590,795
Comerica Inc., 3.80%, 07/22/26(b)	1,815	1,560,258
Commonwealth Bank of Australia
1.13%, 06/15/26(a)(b)	13,310	11,908,770
2.30%, 03/14/25(a)(b)	5,880	5,611,856
2.55%, 03/14/27(a)(b)	9,585	8,887,610
2.63%, 09/06/26(a)(b)	6,382	5,947,615
2.85%, 05/18/26(a)(b)	3,235	3,053,246
3.15%, 09/19/27(a)(b)	5,570	5,227,075
4.50%, 12/09/25(a)(b)	1,767	1,709,953
Commonwealth Bank of Australia/New York NY
5.08%, 01/10/25(b)	6,653	6,667,810
5.32%, 03/13/26	12,520	12,668,251
Cooperatieve Rabobank UA
1.00%, 09/24/26 (Call 09/24/25),
(1-year CMT + 0.730%)(a)(b)(c)	13,494	12,103,137
1.11%, 02/24/27 (Call 02/24/26),
(1-year CMT + 0.550%)(a)(c)	11,807	10,469,578
1.34%, 06/24/26 (Call 06/24/25),
(1-year CMT + 1.000%)(a)(b)(c)	5,064	4,660,391
1.98%, 12/15/27 (Call 12/15/26),
(1-year CMT + 0.730%)(a)(c)	9,460	8,337,110
3.65%, 04/06/28 (Call 04/06/27),
(1-year CMT + 1.220%)(a)(c)	9,499	8,860,208
3.75%, 07/21/26	11,506	10,803,827
4.38%, 08/04/25	9,653	9,399,804
4.66%, 08/22/28 (Call 08/22/27),
(1-year CMT + 1.750%)(a)(b)(c)	7,328	7,091,433
5.56%, 02/28/29 (Call 02/28/28),
(1-year CMT + 1.400%)(a)(c)	2,650	2,656,017
Cooperatieve Rabobank UA/NY
1.38%, 01/10/25	8,275	7,793,494
3.38%, 05/21/25	5,687	5,486,734
3.88%, 08/22/24	5,665	5,564,171
5.00%, 01/13/25(b)	1,280	1,277,467
Credicorp Ltd., 2.75%, 06/17/25 (Call 05/17/25)(a)	2,053	1,936,305
Credit Agricole SA
1.25%, 01/26/27 (Call 01/26/26),
(1-day SOFR + 0.891%)(a)(c)	12,058	10,724,326
2.02%, 01/11/27(a)(b)	7,407	6,682,414

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
4.00%, 01/10/33 (Call 01/10/28),
(5-year USD Swap + 1.644%)(a)(b)(c)	$9,500	$8,561,060
4.38%, 03/17/25(a)(b)	13,123	12,700,469
5.57%, 02/28/25(a)	250	248,988
Credit Agricole SA/London
1.91%, 06/16/26 (Call 06/16/25),
(1-day SOFR + 1.676%)(a)(c)	12,207	11,281,321
2.38%, 01/22/25(a)(b)	2,069	1,970,182
3.25%, 10/04/24(a)	13,715	13,256,064
4.13%, 01/10/27(a)(b)	8,060	7,710,383
Credit Suisse AG/New York NY
1.25%, 08/07/26(b)	12,932	11,056,213
2.95%, 04/09/25	11,126	10,410,257
3.63%, 09/09/24	21,069	20,163,876
3.70%, 02/21/25	14,180	13,455,544
4.75%, 08/09/24(b)	7,880	7,675,278
5.00%, 07/09/27	12,085	11,638,396
7.50%, 02/15/28	13,090	13,864,928
7.95%, 01/09/25	9,760	9,908,840
Credit Suisse Group AG
1.31%, 02/02/27 (Call 02/02/26),
(1-day SOFR + 0.980%)(a)(c)	15,172	13,101,022
2.19%, 06/05/26 (Call 06/05/25),
(1-day SOFR + 2.044%)(a)(c)	12,087	10,949,782
2.59%, 09/11/25 (Call 09/11/24),
(1-day SOFR + 1.560%)(a)(c)	13,449	12,657,661
3.75%, 03/26/25	19,109	17,943,351
3.87%, 01/12/29 (Call 01/12/28),
(3-mo. LIBOR US + 1.410%)(a)(b)(c)	15,515	13,851,363
4.28%, 01/09/28 (Call 01/09/27)(a)	16,485	15,069,763
4.55%, 04/17/26	15,376	14,453,440
6.37%, 07/15/26 (Call 07/15/25),
(1-day SOFR + 3.340%)(a)(c)	10,235	10,073,185
6.44%, 08/11/28 (Call 08/11/27),
(1-day SOFR + 3.700%)(a)(c)	14,418	14,364,509
Danske Bank A/S
0.98%, 09/10/25 (Call 09/10/24),
(1-year CMT + 0.550%)(a)(c)	6,740	6,282,103
1.55%, 09/10/27 (Call 09/10/26),
(1-year CMT + 0.730%)(a)(c)	3,706	3,237,927
1.62%, 09/11/26 (Call 09/11/25),
(1-year CMT + 1.350%)(a)(b)(c)	6,512	5,854,294
3.24%, 12/20/25 (Call 12/20/24),
(3-mo. LIBOR US + 1.591%)(a)(c)	4,911	4,678,638
4.30%, 04/01/28 (Call 04/01/27),
(1-year CMT + 1.750%)(a)(b)(c)	9,895	9,290,248
6.47%, 01/09/26 (Call 01/09/25),
(1-year CMT + 2.100%)(a)(c)	11,900	11,914,771
DBS Group Holdings Ltd.
1.17%, 11/22/24(a)(b)	4,355	4,113,876
1.19%, 03/15/27(a)(b)	2,860	2,540,474
Deutsche Bank AG
4.10%, 01/13/26(b)	1,183	1,124,078
4.50%, 04/01/25(b)	6,490	6,058,390
6.12%, 07/14/26 (Call 07/14/25),
(1-day SOFR + 3.190%)(b)(c)	9,390	9,225,268
Deutsche Bank AG/New York NY
1.69%, 03/19/26(b)	9,542	8,525,138
2.13%, 11/24/26 (Call 11/24/25),
(1-day SOFR + 1.870%)(c)	15,139	13,429,376
Security	Par (000)	Value

Banks (continued)
2.31%, 11/16/27 (Call 11/16/26),
(1-day SOFR + 1.219%)(c)	$16,269	$13,997,814
2.55%, 01/07/28 (Call 01/07/27),
(1-day SOFR + 1.318%)(c)	11,520	10,016,701
3.96%, 11/26/25 (Call 11/26/24),
(1-day SOFR + 2.581%)(c)	15,479	14,703,584
4.10%, 01/13/26(b)	2,170	2,022,443
4.16%, 05/13/25(b)	1,455	1,402,578
4.88%, 12/01/32 (Call 12/01/27),
(5-year USD ICE Swap + 2.553%)(c)	7,110	5,921,028
5.37%, 09/09/27	5,210	5,144,589
6.72%, 01/18/29 (Call 01/18/28),
(1-day SOFR + 3.180%)(c)	13,125	13,177,453
Discover Bank
2.45%, 09/12/24 (Call 08/12/24)	5,392	5,094,133
3.45%, 07/27/26 (Call 04/27/26)	7,554	6,945,328
4.25%, 03/13/26(b)	2,557	2,437,572
DNB Bank ASA
0.86%, 09/30/25 (Call 09/30/24),
(1-year CMT + 0.330%)(a)(b)(c)	8,700	8,139,003
1.13%, 09/16/26 (Call 09/16/25),
(1-year CMT + 0.850%)(a)(c)	7,348	6,600,004
1.54%, 05/25/27 (Call 05/25/26),
(1-year CMT + 0.720%)(a)(c)	6,888	6,110,042
1.61%, 03/30/28 (Call 03/30/27),
(1-year CMT + 0.680%)(a)(b)(c)	5,165	4,491,871
5.90%, 10/09/26 (Call 10/09/25),
(1-day SOFR + 1.950%)(a)(b)(c)	6,115	6,090,420
Federation des Caisses Desjardins du Quebec
2.05%, 02/10/25(a)(b)	7,834	7,383,266
4.40%, 08/23/25(a)(b)	4,010	3,904,884
4.55%, 08/23/27(a)(b)	4,633	4,505,538
5.28%, 01/23/26 (Call 01/23/25),
(1-day SOFR + 1.094%)(a)(c)	2,340	2,308,598
5.70%, 03/14/28(a)	6,215	6,269,391
Fifth Third Bancorp.
1.71%, 11/01/27 (Call 11/01/26),
(1-day SOFR + 0.685%)(b)(c)	10,960	9,397,692
2.38%, 01/28/25 (Call 12/28/24)	4,715	4,372,910
2.55%, 05/05/27 (Call 04/05/27)	4,115	3,601,706
3.95%, 03/14/28 (Call 02/14/28)(b)	1,015	926,394
4.06%, 04/25/28 (Call 04/25/27),
(1-day SOFR + 1.355%)(b)(c)	5,220	4,836,896
6.36%, 10/27/28 (Call 10/27/27),
(1-day SOFR + 2.192%)(b)(c)	8,930	8,964,619
Fifth Third Bank NA
2.25%, 02/01/27 (Call 01/01/27)(b)	2,285	2,006,709
3.85%, 03/15/26 (Call 02/15/26)(b)	4,690	4,252,799
3.95%, 07/28/25 (Call 06/28/25)(b)	3,942	3,750,537
First Citizens BancShares Inc./NC, 3.38%, 03/15/30
(Call 03/15/25), (3-mo. SOFR + 2.465%)(b)(c)	1,870	1,696,822
First Horizon Corp., 4.00%, 05/26/25 (Call 04/26/25)(b)	1,069	996,897
First-Citizens Bank & Trust Co.
2.97%, 09/27/25 (Call 09/27/24),
(3-mo. SOFR + 1.715%)(c)	842	787,388
6.13%, 03/09/28(b)	3,505	3,479,393
FNB Corp., 5.15%, 08/25/25 (Call 07/25/25)(b)	985	925,277
Goldman Sachs Group Inc. (The)
0.86%, 02/12/26 (Call 02/12/25),
(1-day SOFR + 0.609%)(c)	8,045	7,365,561

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
1.09%, 12/09/26 (Call 12/09/25),
(1-day SOFR + 0.789%)(b)(c)	$17,942	$16,036,290
1.43%, 03/09/27 (Call 03/09/26),
(1-day SOFR + 0.798%)(c)	23,489	21,102,901
1.54%, 09/10/27 (Call 09/10/26),
(1-day SOFR + 0.818%)(b)(c)	23,420	20,657,283
1.95%, 10/21/27 (Call 10/21/26),
(1-day SOFR + 0.913%)(c)	33,443	29,784,443
2.64%, 02/24/28 (Call 02/24/27),
(1-day SOFR + 1.114%)(c)	26,658	24,168,560
3.27%, 09/29/25 (Call 09/29/24),
(3-mo. SOFR + 1.463%)(b)(c)	20,431	19,757,262
3.50%, 01/23/25 (Call 10/23/24)	21,612	20,966,754
3.50%, 04/01/25 (Call 03/01/25)(b)	28,667	27,682,421
3.50%, 11/16/26 (Call 11/16/25)(b)	22,153	20,996,715
3.62%, 03/15/28 (Call 03/15/27),
(1-day SOFR + 1.846%)(c)	26,429	24,943,183
3.69%, 06/05/28 (Call 06/05/27),
(3-mo. SOFR + 1.510%)(c)	20,229	19,057,243
3.75%, 05/22/25 (Call 02/22/25)(b)	19,257	18,651,163
3.75%, 02/25/26 (Call 11/25/25)(b)	15,202	14,681,347
3.81%, 04/23/29 (Call 04/23/28),
(3-mo. SOFR + 1.420%)(c)	11,815	11,012,777
3.85%, 07/08/24 (Call 04/08/24)	18,813	18,506,703
3.85%, 01/26/27 (Call 01/26/26)	24,358	23,399,029
4.22%, 05/01/29 (Call 05/01/28),
(3-mo. SOFR + 1.562%)(c)	10,900	10,331,111
4.25%, 10/21/25	16,380	15,958,305
4.39%, 06/15/27 (Call 06/15/26),
(1-day SOFR + 1.510%)(b)(c)	6,253	6,130,425
4.48%, 08/23/28 (Call 08/23/27),
(1-day SOFR + 1.725%)(b)(c)	22,470	21,830,261
5.70%, 11/01/24	18,142	18,185,190
5.95%, 01/15/27(b)	7,421	7,592,628
Hana Bank
1.25%, 12/16/26(a)(b)	280	244,536
3.25%, 03/30/27(a)	3,510	3,324,104
3.50%, (Call 10/19/26),
(5-year CMT + 2.409%)(a)(c)(d)	2,060	1,843,405
4.38%, 09/30/24(a)	500	489,861
HSBC Holdings PLC
1.59%, 05/24/27 (Call 05/24/26),
(1-day SOFR + 1.290%)(c)	15,655	13,893,123
1.65%, 04/18/26 (Call 04/18/25),
(1-day SOFR + 1.538%)(b)(c)	16,723	15,434,177
2.01%, 09/22/28 (Call 09/22/27),
(1-day SOFR + 1.732%)(b)(c)	14,780	12,789,892
2.10%, 06/04/26 (Call 06/04/25),
(1-day SOFR + 1.929%)(c)	16,693	15,510,060
2.25%, 11/22/27 (Call 11/22/26),
(1-day SOFR + 1.100%)(c)	19,555	17,391,874
2.63%, 11/07/25 (Call 11/07/24),
(1-day SOFR + 1.401%)(c)	17,992	17,131,555
3.00%, 03/10/26 (Call 03/10/25),
(1-day SOFR + 1.430%)(b)(c)	12,786	12,142,043
3.90%, 05/25/26	19,403	18,709,030
4.04%, 03/13/28 (Call 03/13/27),
(3-mo. LIBOR US + 1.546%)(b)(c)	19,105	18,026,312
4.18%, 12/09/25 (Call 12/09/24),
(1-day SOFR + 1.510%)(b)(c)	10,818	10,559,666
Security	Par (000)	Value

Banks (continued)
4.25%, 08/18/25	$2,550	$2,463,992
4.29%, 09/12/26 (Call 09/12/25),
(3-mo. LIBOR US + 1.348%)(c)	20,224	19,551,359
4.30%, 03/08/26(b)	23,957	23,381,906
4.38%, 11/23/26(b)	11,439	10,971,989
4.76%, 06/09/28 (Call 06/09/27),
(1-day SOFR + 2.110%)(c)	17,769	17,227,222
5.21%, 08/11/28 (Call 08/11/27),
(1-day SOFR + 2.610%)(c)	16,179	15,944,869
6.16%, 03/09/29 (Call 03/09/28),
(1-day SOFR + 1.970%)(c)	14,715	15,003,746
7.34%, 11/03/26 (Call 11/03/25),
(1-day SOFR + 3.030%)(b)(c)	14,810	15,431,960
7.39%, 11/03/28 (Call 11/03/27),
(1-day SOFR + 3.350%)(c)	17,550	18,747,424
HSBC USA Inc., 5.63%, 03/17/25(b)	8,680	8,695,113
Huntington Bancshares Inc./OH
2.63%, 08/06/24 (Call 07/06/24)	5,585	5,284,191
4.00%, 05/15/25 (Call 04/15/25)(b)	2,599	2,457,920
4.44%, 08/04/28 (Call 08/04/27),
(1-day SOFR + 1.970%)(b)(c)	5,480	5,091,974
Huntington National Bank (The)
4.55%, 05/17/28 (Call 05/17/27),
(1-day SOFR + 1.650%)(c)	5,640	5,244,001
5.70%, 11/18/25 (Call 11/18/24),
(1-day SOFR + 1.215%)(c)	6,656	6,313,216
ICICI Bank Ltd./Dubai, 4.00%, 03/18/26(a)	4,497	4,320,551
Indonesia Government International Bond, 3.54%, 11/08/27(b)	1,849	1,776,946
Industrial & Commercial Bank of China Ltd., 4.88%, 09/21/25(a)	17,198	16,974,248
ING Groep NV
1.40%, 07/01/26 (Call 07/01/25),
(1-year CMT + 1.100%)(a)(b)(c)	13,407	12,262,481
1.73%, 04/01/27 (Call 04/01/26),
(1-day SOFR + 1.005%)(c)	5,117	4,587,104
3.87%, 03/28/26 (Call 03/28/25),
(1-day SOFR + 1.640%)(c)	3,342	3,224,013
3.95%, 03/29/27	10,632	10,141,315
4.02%, 03/28/28 (Call 03/28/27),
(1-day SOFR + 1.830%)(c)	9,415	8,918,315
4.63%, 01/06/26(a)(b)	16,271	15,973,466
Intesa Sanpaolo SpA
3.88%, 07/14/27(a)	3,100	2,804,327
3.88%, 01/12/28(a)(b)	4,025	3,668,617
7.00%, 11/21/25(a)(b)	3,650	3,729,953
JPMorgan Chase & Co.
0.77%, 08/09/25 (Call 08/09/24),
(1-day SOFR + 0.490%)(c)	13,910	13,089,694
0.82%, 06/01/25 (Call 06/01/24),
(3-mo. SOFR + 0.540%)(c)	20,060	19,057,766
0.97%, 06/23/25 (Call 06/23/24),
(3-mo. SOFR + 0.580%)(c)	19,180	18,239,221
1.04%, 02/04/27 (Call 02/04/26),
(3-mo. SOFR + 0.695%)(c)	16,703	14,934,641
1.05%, 11/19/26 (Call 11/19/25),
(1-day SOFR + 0.800%)(b)(c)	22,103	19,903,163
1.05%, 06/23/27 (Call 12/23/25)	10	8,618
1.47%, 09/22/27 (Call 09/22/26),
(1-day SOFR + 0.765%)(c)	23,435	20,769,050

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
1.56%, 12/10/25 (Call 12/10/24),
(1-day SOFR + 0.605%)(c)	$20,673	$19,392,331
1.58%, 04/22/27 (Call 04/22/26),
(1-day SOFR + 0.885%)(c)	27,777	24,956,656
2.01%, 03/13/26 (Call 03/13/25),
(3-mo. SOFR + 1.585%)(c)	20,400	19,194,179
2.08%, 04/22/26 (Call 04/22/25),
(1-day SOFR + 1.850%)(b)(c)	28,998	27,264,789
2.18%, 06/01/28 (Call 06/01/27),
(1-day SOFR + 1.890%)(c)	13,851	12,363,690
2.30%, 10/15/25 (Call 10/15/24),
(1-day SOFR + 1.160%)(c)	17,211	16,445,227
2.60%, 02/24/26 (Call 02/24/25),
(1-day SOFR + 0.915%)(c)	10,625	10,113,972
2.95%, 10/01/26 (Call 07/01/26)(b)	21,340	20,109,297
2.95%, 02/24/28 (Call 02/24/27),
(1-day SOFR + 1.170%)(c)	14,185	13,128,144
3.13%, 01/23/25 (Call 10/23/24)	22,553	21,913,147
3.20%, 06/15/26 (Call 03/15/26)	13,758	13,107,390
3.30%, 04/01/26 (Call 01/01/26)(b)	19,933	19,150,551
3.51%, 01/23/29 (Call 01/23/28),
(3-mo. SOFR + 0.945%)(c)	11,170	10,402,461
3.54%, 05/01/28 (Call 05/01/27),
(3-mo. SOFR + 1.642%)(c)	19,705	18,600,880
3.63%, 12/01/27 (Call 12/01/26)(b)	8,415	7,949,694
3.78%, 02/01/28 (Call 02/01/27),
(3-mo. SOFR + 1.599%)(c)	22,137	21,052,056
3.85%, 06/14/25 (Call 06/14/24),
(1-day SOFR + 0.980%)(c)	19,580	19,189,445
3.88%, 09/10/24(b)	25,033	24,544,910
3.90%, 07/15/25 (Call 04/15/25)(b)	17,721	17,403,332
3.96%, 01/29/27 (Call 01/29/26),
(3-mo. SOFR + 1.506%)(b)(c)	16,347	15,806,973
4.01%, 04/23/29 (Call 04/23/28),
(3-mo. SOFR + 1.382%)(c)	4,100	3,891,404
4.08%, 04/26/26 (Call 04/26/25),
(1-day SOFR + 1.320%)(c)	21,208	20,756,782
4.13%, 12/15/26(b)	14,629	14,324,282
4.25%, 10/01/27(b)	13,180	12,860,027
4.32%, 04/26/28 (Call 04/26/27),
(1-day SOFR + 1.560%)(c)	27,300	26,572,810
4.85%, 07/25/28 (Call 07/25/27),
(1-day SOFR + 1.990%)(c)	28,925	28,770,858
5.55%, 12/15/25 (Call 12/15/24),
(1-day SOFR + 1.070%)(c)	22,419	22,444,782
7.63%, 10/15/26(b)	6,287	6,779,212
7.75%, 07/15/25(b)	1,167	1,230,273
8.00%, 04/29/27(b)	3,479	3,852,410
KBC Group NV, 5.80%, 01/19/29 (Call 01/19/28),
(1-year CMT + 2.100%)(a)(b)(c)	6,670	6,721,092
KeyBank NA/Cleveland OH
3.30%, 06/01/25(b)	6,018	5,474,890
3.40%, 05/20/26	4,188	3,576,243
4.15%, 08/08/25(b)	5,089	4,679,804
4.70%, 01/26/26 (Call 12/26/25)(b)	2,020	1,864,245
5.85%, 11/15/27 (Call 10/16/27)(b)	9,220	8,555,006
6.95%, 02/01/28(b)	35	31,980
KeyCorp
2.25%, 04/06/27(b)	6,489	5,349,712
4.10%, 04/30/28	4,000	3,495,730
Security	Par (000)	Value

Banks (continued)
4.15%, 10/29/25	$3,954	$3,576,506
Kookmin Bank
1.75%, 05/04/25(a)	1,590	1,486,947
4.35%, (Call 07/02/24),
(5-year CMT + 2.639%)(a)(c)(d)	3,250	3,152,457
4.63%, 04/21/28(a)(b)	5,000	4,984,100
Lloyds Bank PLC, 3.50%, 05/14/25	1,592	1,522,317
Lloyds Banking Group PLC
1.63%, 05/11/27 (Call 05/11/26),
(1-year CMT + 0.850%)(c)	8,819	7,877,182
2.44%, 02/05/26 (Call 02/05/25),
(1-year CMT + 1.000%)(b)(c)	10,030	9,473,464
3.51%, 03/18/26 (Call 03/18/25),
(1-year CMT + 1.600%)(c)	9,060	8,654,630
3.57%, 11/07/28 (Call 11/07/27),
(3-mo. LIBOR US + 1.205%)(c)	13,385	12,234,244
3.75%, 01/11/27	8,222	7,783,888
3.75%, 03/18/28 (Call 03/18/27),
(1-year CMT + 1.800%)(c)	8,825	8,236,035
3.87%, 07/09/25 (Call 07/09/24),
(1-year CMT + 3.500%)(c)	14,230	13,885,357
4.38%, 03/22/28	6,675	6,427,026
4.45%, 05/08/25(b)	12,711	12,408,071
4.50%, 11/04/24(b)	2,150	2,093,369
4.58%, 12/10/25(b)	10,595	10,108,829
4.65%, 03/24/26	11,720	11,191,626
4.72%, 08/11/26 (Call 08/11/25),
(1-year CMT + 1.750%)(c)	7,730	7,555,746
5.87%, 03/06/29 (Call 03/06/28),
(1-year CMT + 1.700%)(b)(c)	11,395	11,482,699
M&T Bank Corp.
4.00%, 07/15/24 (Call 04/16/24)(b)	2,514	2,424,558
4.55%, 08/16/28 (Call 08/16/27),
(1-day SOFR + 1.780%)(b)(c)	3,710	3,461,102
Macquarie Bank Ltd.
2.30%, 01/22/25(a)(b)	12,588	12,001,232
3.23%, 03/21/25(a)(b)	6,995	6,772,084
3.90%, 01/15/26(a)(b)	6,474	6,296,682
4.00%, 07/29/25(a)	3,296	3,213,572
4.88%, 06/10/25(a)(b)	3,842	3,738,009
Macquarie Group Ltd.
1.20%, 10/14/25 (Call 10/14/24),
(1-day SOFR + 0.694%)(a)(c)	7,766	7,270,279
1.34%, 01/12/27 (Call 01/12/26),
(1-day SOFR + 1.069%)(a)(c)	10,378	9,288,098
1.63%, 09/23/27 (Call 09/23/26),
(1-day SOFR + 0.910%)(a)(c)	7,965	6,986,824
1.94%, 04/14/28 (Call 04/14/27),
(1-day SOFR + 0.995%)(a)(b)(c)	6,398	5,561,669
3.76%, 11/28/28 (Call 11/28/27),
(3-mo. LIBOR US + 1.372%)(a)(c)	5,225	4,824,959
4.10%, 06/21/28 (Call 06/21/27),
(1-day SOFR + 2.125%)(a)(b)(c)	5,385	5,110,283
4.65%, 03/27/29 (Call 03/27/28),
(3-mo. LIBOR US + 1.727%)(a)(c)	420	403,167
5.11%, 08/09/26 (Call 08/09/25),
(1-day SOFR + 2.208%)(a)(b)(c)	3,597	3,557,732
6.21%, 11/22/24(a)(b)	3,695	3,719,857
Manufacturers & Traders Trust Co.
2.90%, 02/06/25 (Call 01/06/25)	5,027	4,697,510

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.40%, 08/17/27(b)	$2,380	$2,065,301
4.65%, 01/27/26 (Call 12/27/25)(b)	5,405	5,148,078
4.70%, 01/27/28 (Call 12/27/27)(b)	9,325	8,726,027
5.40%, 11/21/25 (Call 10/21/25)(b)	5,330	5,189,362
Mitsubishi UFJ Financial Group Inc.
0.95%, 07/19/25 (Call 07/19/24),
(1-year CMT + 0.550%)(c)	15,527	14,654,806
0.96%, 10/11/25 (Call 10/11/24),
(1-year CMT + 0.450%)(b)(c)	7,595	7,089,446
1.41%, 07/17/25	12,914	11,836,815
1.54%, 07/20/27 (Call 07/20/26),
(1-year CMT + 0.750%)(c)	17,799	15,754,879
1.64%, 10/13/27 (Call 10/13/26),
(1-year CMT + 0.670%)(c)	10,495	9,253,431
2.19%, 02/25/25	21,831	20,607,933
2.34%, 01/19/28 (Call 01/19/27),
(1-year CMT + 0.830%)(c)	11,575	10,387,785
2.76%, 09/13/26(b)	7,706	7,112,729
3.29%, 07/25/27(b)	6,070	5,673,477
3.68%, 02/22/27(b)	1,597	1,540,211
3.78%, 03/02/25	3,671	3,565,467
3.84%, 04/17/26 (Call 04/17/25),
(1-year CMT + 1.125%)(c)	4,270	4,119,155
3.85%, 03/01/26	17,167	16,542,097
3.96%, 03/02/28(b)	1,190	1,138,196
4.08%, 04/19/28 (Call 04/19/27),
(1-year CMT + 1.300%)(c)	7,830	7,475,590
4.79%, 07/18/25 (Call 07/18/24),
(1-year CMT + 1.700%)(c)	12,295	12,164,155
5.02%, 07/20/28 (Call 07/20/27),
(1-year CMT + 1.950%)(c)	10,120	10,002,418
5.06%, 09/12/25 (Call 09/12/24),
(1-year CMT + 1.550%)(c)	16,755	16,607,472
5.24%, 04/19/29	6,300	6,282,317
5.35%, 09/13/28 (Call 09/13/27),
(1-year CMT + 1.900%)(c)	11,740	11,756,742
5.42%, 02/22/29 (Call 02/22/28),
(1-year CMT + 1.380%)(b)(c)	11,135	11,155,715
5.54%, 04/17/26 (Call 04/17/25),
(1-year CMT + 1.500%)(b)(c)	3,580	3,573,457
5.72%, 02/20/26 (Call 02/20/25),
(1-year CMT + 1.080%)(c)	14,020	14,010,404
Mizuho Bank Ltd.
3.20%, 03/26/25(a)(b)	225	216,059
3.60%, 09/25/24(a)	658	642,597
Mizuho Financial Group Inc.
1.23%, 05/22/27 (Call 05/22/26),
(1-year CMT + 0.670%)(c)	11,849	10,452,014
1.55%, 07/09/27 (Call 07/09/26),
(1-year CMT + 0.750%)(b)(c)	9,355	8,271,217
2.23%, 05/25/26 (Call 05/25/25),
(3-mo. LIBOR US + 0.830%)(c)	5,944	5,545,656
2.56%, 09/13/25 (Call 09/13/24),
(1-day SOFR + 1.362%)(c)	6,816	6,523,338
2.65%, 05/22/26 (Call 05/22/25),
(1-year CMT + 0.900%)(b)(c)	5,214	4,900,097
2.84%, 07/16/25 (Call 07/16/24),
(1-day SOFR + 1.242%)(b)(c)	4,546	4,382,834
2.84%, 09/13/26(b)	7,309	6,757,664
3.17%, 09/11/27(b)	6,130	5,655,118
Security	Par (000)	Value

Banks (continued)
3.48%, 04/12/26(a)(b)	$13,705	$13,104,106
3.66%, 02/28/27(b)	4,680	4,445,587
4.02%, 03/05/28(b)	3,459	3,292,603
4.35%, 10/20/25(a)(b)	4,425	4,230,228
5.41%, 09/13/28 (Call 09/13/27),
(1-year CMT + 2.050%)(c)	7,200	7,229,171
5.67%, 05/27/29 (Call 05/27/28),
(1-year CMT + 1.500%)(c)	6,930	7,021,827
Morgan Stanley
0.99%, 12/10/26 (Call 12/10/25),
(1-day SOFR + 0.720%)(c)	20,223	18,071,871
1.16%, 10/21/25 (Call 10/21/24),
(1-day SOFR + 0.560%)(c)	21,485	20,064,796
1.51%, 07/20/27 (Call 07/20/26),
(1-day SOFR + 0.858%)(c)	24,005	21,376,882
1.59%, 05/04/27 (Call 05/04/26),
(1-day SOFR + 0.879%)(c)	27,872	25,067,105
2.19%, 04/28/26 (Call 04/28/25),
(1-day SOFR + 1.990%)(b)(c)	24,396	23,032,603
2.48%, 01/21/28 (Call 01/21/27),
(1-day SOFR + 1.000%)(c)	17,981	16,323,062
2.63%, 02/18/26 (Call 02/18/25),
(1-day SOFR + 0.940%)(c)	14,984	14,241,839
2.72%, 07/22/25 (Call 07/22/24),
(1-day SOFR + 1.152%)(c)	18,066	17,424,318
3.13%, 07/27/26(b)	24,660	23,258,038
3.59%, 07/22/28 (Call 07/22/27),
(3-mo. LIBOR US + 1.340%)(c)	24,327	22,711,369
3.63%, 01/20/27(b)	24,075	23,069,227
3.70%, 10/23/24(b)	25,599	25,025,662
3.77%, 01/24/29 (Call 01/24/28),
(3-mo. SOFR + 1.140%)(c)	15,150	14,203,026
3.88%, 01/27/26	24,695	24,040,694
3.95%, 04/23/27	15,827	15,043,984
4.00%, 07/23/25	25,305	24,748,319
4.21%, 04/20/28 (Call 04/20/27),
(1-day SOFR + 1.610%)(c)	20,113	19,391,104
4.35%, 09/08/26	18,826	18,361,404
4.68%, 07/17/26 (Call 07/17/25),
(1-day SOFR + 1.669%)(c)	16,410	16,227,404
5.00%, 11/24/25	16,815	16,775,145
5.05%, 01/28/27 (Call 01/28/26),
(1-day SOFR + 1.295%)(c)	12,695	12,652,760
5.12%, 02/01/29 (Call 02/01/28),
(1-day SOFR + 1.730%)(c)	19,225	19,128,900
5.16%, 04/20/29 (Call 04/20/28),
(1-day SOFR + 1.590%)(c)	16,625	16,570,719
6.14%, 10/16/26 (Call 10/16/25),
(1-day SOFR + 1.770%)(c)	5,015	5,123,165
6.25%, 08/09/26(b)	7,426	7,645,964
6.30%, 10/18/28 (Call 10/18/27),
(1-day SOFR + 2.240%)(c)	19,203	19,953,668
Series I, 0.86%, 10/21/25 (Call 10/21/24),
(1-day SOFR + 0.745%)(c)	9,579	8,898,613
Morgan Stanley Bank NA, 4.75%, 04/21/26	7,056	7,028,541
MUFG Bank Ltd., 3.25%, 09/08/24(a)(b)	1,083	1,054,530
National Australia Bank Ltd.
1.39%, 01/12/25(a)(b)	12,105	11,444,539
1.89%, 01/12/27(a)	9,610	8,672,901
3.50%, 01/10/27(a)(b)	5,955	5,703,043

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.91%, 06/09/27(b)	$8,311	$8,053,493
4.94%, 01/12/28(b)	12,825	12,936,347
4.97%, 01/12/26(b)	4,536	4,552,051
National Australia Bank Ltd./New York
2.50%, 07/12/26(b)	9,379	8,761,931
3.38%, 01/14/26	6,134	5,912,289
3.50%, 06/09/25(b)	1,214	1,178,750
5.13%, 11/22/24	3,900	3,907,946
National Bank of Canada
0.75%, 08/06/24	3,197	3,017,140
3.75%, 06/09/25 (Call 06/09/24),
(1-day SOFR + 1.009%)(b)(c)	5,420	5,304,949
5.25%, 01/17/25(b)	5,375	5,321,936
National Securities Clearing Corp.
0.75%, 12/07/25 (Call 11/07/25)(a)(b)	4,209	3,781,075
1.50%, 04/23/25 (Call 03/23/25)(a)	9,246	8,621,923
5.00%, 05/30/28(a)	4,150	4,166,190
5.05%, 11/21/24(a)	2,730	2,725,117
5.10%, 11/21/27 (Call 10/21/27)(a)	4,520	4,525,492
NatWest Group PLC
1.64%, 06/14/27 (Call 06/14/26),
(1-year CMT + 0.900%)(b)(c)	15,289	13,533,166
3.07%, 05/22/28 (Call 05/22/27),
(1-year CMT + 2.550%)(b)(c)	7,013	6,373,235
3.75%, 11/01/29 (Call 11/01/24),
(5-year CMT + 2.100%)(c)	8,209	7,729,740
4.80%, 04/05/26(b)	10,915	10,759,001
4.89%, 05/18/29 (Call 05/18/28),
(3-mo. LIBOR US + 1.754%)(c)	10,200	9,831,624
5.52%, 09/30/28 (Call 09/30/27),
(1-year CMT + 2.270%)(b)(c)	7,495	7,460,385
5.85%, 03/02/27 (Call 03/02/26),
(1-year CMT + 1.350%)(b)(c)	6,830	6,848,589
7.47%, 11/10/26 (Call 11/10/25),
(1-year CMT + 2.850%)(b)(c)	10,890	11,303,323
NatWest Markets PLC
0.80%, 08/12/24(a)	10,682	10,090,350
1.60%, 09/29/26(a)	7,855	6,997,018
3.48%, 03/22/25(a)	5,109	4,910,852
NBK SPC Ltd., 1.63%, 09/15/27 (Call 09/15/26),
(1-day SOFR + 1.050%)(a)(c)	585	523,976
NBK Tier 1 Financing 2 Ltd., 4.50%,
(Call 08/27/25)(a)(c)(d)	4,161	3,823,959
NBK Tier 1 Ltd., 3.63%, (Call 08/24/26)(a)(c)(d)	2,000	1,727,328
NongHyup Bank
0.88%, 07/28/24(a)(b)	725	687,718
1.25%, 07/20/25(a)(b)	6,150	5,658,239
1.25%, 07/28/26(a)	925	817,986
4.25%, 07/06/27(a)	3,000	2,945,725
Nordea Bank Abp
0.75%, 08/28/25(a)	5,663	5,104,123
1.50%, 09/30/26(a)(b)	11,417	10,090,582
3.60%, 06/06/25(a)	5,120	4,935,347
4.75%, 09/22/25(a)	7,455	7,357,725
5.38%, 09/22/27(a)	6,640	6,612,568
Norinchukin Bank (The)
1.28%, 09/22/26(a)	9,150	8,074,408
4.87%, 09/14/27(a)(b)	4,935	4,920,134
5.43%, 03/09/28(a)(b)	2,755	2,812,134
Security	Par (000)	Value

Banks (continued)
Northern Trust Corp.
3.38%, 05/08/32 (Call 05/08/27),
(3-mo. LIBOR US + 1.131%)(b)(c)	$2,560	$2,286,068
3.95%, 10/30/25	4,225	4,084,763
4.00%, 05/10/27 (Call 04/10/27)	6,375	6,197,640
Oversea-Chinese Banking Corp. Ltd., 1.83%, 09/10/30
(Call 09/10/25), (5-year CMT + 1.580%)(a)(c)	6,317	5,781,445
PNC Bank NA
2.95%, 02/23/25 (Call 01/24/25)	5,460	5,179,957
3.10%, 10/25/27 (Call 09/25/27)(b)	2,450	2,254,920
3.25%, 06/01/25 (Call 05/02/25)(b)	6,250	5,959,267
3.25%, 01/22/28 (Call 12/23/27)	5,995	5,501,522
3.30%, 10/30/24 (Call 09/30/24)(b)	3,669	3,547,165
3.88%, 04/10/25 (Call 03/10/25)	4,572	4,384,412
4.20%, 11/01/25 (Call 10/02/25)(b)	3,606	3,452,621
2.50%, 08/27/24 (Call 07/27/24)	4,203	4,024,149
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26 (Call 07/13/26)(b)	3,232	2,836,349
2.20%, 11/01/24 (Call 10/02/24)	11,378	10,825,768
2.60%, 07/23/26 (Call 05/23/26)(b)	5,512	5,119,355
3.15%, 05/19/27 (Call 04/19/27)(b)	4,963	4,619,305
4.76%, 01/26/27 (Call 01/26/26),
(1-day SOFR + 1.085%)(b)(c)	16,755	16,540,401
5.35%, 12/02/28 (Call 12/02/27),
(1-day SOFR + 1.630%)(b)(c)	8,845	8,832,363
5.67%, 10/28/25 (Call 10/28/24),
(1-day SOFR + 1.090%)(b)(c)	4,688	4,681,254
Regions Financial Corp., 2.25%, 05/18/25
(Call 04/18/25)(b)	3,818	3,524,391
Rheinland-Pfalz Bank, 6.88%, 02/23/28(a)(e)	15	16,362
Royal Bank of Canada
0.75%, 10/07/24(b)	8,687	8,155,837
0.88%, 01/20/26(b)	9,660	8,699,841
1.15%, 06/10/25	12,006	11,073,583
1.15%, 07/14/26	16,715	14,932,973
1.20%, 04/27/26	12,525	11,241,124
1.40%, 11/02/26	6,068	5,382,366
1.60%, 01/21/25	4,210	3,967,633
2.05%, 01/21/27(b)	3,310	2,990,955
2.25%, 11/01/24	12,600	12,056,940
3.38%, 04/14/25	6,910	6,686,343
3.63%, 05/04/27	8,505	8,106,538
4.24%, 08/03/27	10,030	9,747,840
4.65%, 01/27/26	11,640	11,450,874
4.88%, 01/12/26	7,966	7,926,555
4.90%, 01/12/28(b)	5,965	5,924,491
4.95%, 04/25/25	7,580	7,532,919
5.66%, 10/25/24	9,534	9,553,395
6.00%, 11/01/27	11,007	11,406,072
Santander Holdings USA Inc.
2.49%, 01/06/28 (Call 01/06/27),
(1-day SOFR + 1.249%)(c)	7,345	6,418,619
3.24%, 10/05/26 (Call 08/05/26)	7,301	6,623,887
3.45%, 06/02/25 (Call 05/02/25)	8,767	8,323,787
4.26%, 06/09/25 (Call 06/09/24),
(1-day SOFR + 1.380%)(b)(c)	5,070	4,862,357
4.40%, 07/13/27 (Call 04/14/27)	7,054	6,705,007
4.50%, 07/17/25 (Call 04/17/25)(b)	9,958	9,635,820
5.81%, 09/09/26 (Call 09/09/25),
(1-day SOFR + 2.328%)(c)	4,670	4,608,494

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
6.50%, 03/09/29 (Call 03/09/28),
(1-day SOFR + 2.356%)(c)	$7,365	$7,466,612
Santander UK Group Holdings PLC
1.53%, 08/21/26 (Call 08/21/25),
(1-year CMT + 1.250%)(c)	8,026	7,181,442
1.67%, 06/14/27 (Call 06/14/26),
(1-day SOFR + 0.989%)(c)	8,662	7,504,855
2.47%, 01/11/28 (Call 01/11/27),
(1-day SOFR + 1.220%)(c)	8,210	7,206,908
3.82%, 11/03/28 (Call 11/03/27),
(3-mo. LIBOR US + 1.400%)(c)	7,295	6,643,695
6.53%, 01/10/29 (Call 01/10/28),
(1-day SOFR + 2.600%)(b)(c)	10,245	10,406,770
6.83%, 11/21/26 (Call 11/21/25),
(1-day SOFR + 2.749%)(c)	7,613	7,698,751
Shinhan Bank Co. Ltd.
1.38%, 10/21/26(a)(b)	3,520	3,098,021
3.75%, 09/20/27(a)(b)	200	185,803
4.50%, 04/12/28(a)	5,000	4,957,250
Shinhan Financial Group Co. Ltd.
1.35%, 01/10/26(a)	248	224,509
2.88%, (Call 05/12/26),
(5-year CMT + 2.064%)(a)(c)(d)	3,185	2,786,875
3.34%, 02/05/30 (Call 02/05/25),
(5-year CMT + 1.500%)(a)(c)	230	219,393
Skandinaviska Enskilda Banken AB
0.65%, 09/09/24(a)(b)	2,569	2,415,826
0.85%, 09/02/25(a)(b)	5,563	5,014,544
1.20%, 09/09/26(a)(b)	5,815	5,091,091
1.40%, 11/19/25(a)(b)	800	725,464
3.70%, 06/09/25(a)(b)	5,890	5,691,395
Societe Generale SA
1.04%, 06/18/25 (Call 06/18/24),
(1-year CMT + 0.750%)(a)(c)	1,630	1,535,038
1.38%, 07/08/25(a)(b)	5,731	5,233,207
1.49%, 12/14/26 (Call 12/14/25),
(1-year CMT + 1.100%)(a)(c)	15,361	13,536,408
1.79%, 06/09/27 (Call 06/09/26),
(1-year CMT + 1.000%)(a)(b)(c)	9,846	8,599,150
2.23%, 01/21/26 (Call 01/21/25),
(1-year CMT + 1.050%)(a)(c)	9,985	9,267,712
2.63%, 10/16/24(a)	9,320	8,853,627
2.63%, 01/22/25(a)	15,261	14,343,478
2.80%, 01/19/28 (Call 01/19/27),
(1-year CMT + 1.300%)(a)(b)(c)	9,830	8,716,778
4.00%, 01/12/27(a)(b)	5,184	4,865,924
4.25%, 04/14/25(a)	14,615	13,988,883
4.25%, 08/19/26(a)(b)	7,741	7,193,730
4.35%, 06/13/25(a)	150	146,103
4.68%, 06/15/27(a)(b)	3,860	3,747,725
4.75%, 11/24/25(a)(b)	7,749	7,360,333
6.45%, 01/12/27 (Call 01/12/26),
(1-year CMT + 2.300%)(a)(b)(c)	5,695	5,706,600
6.45%, 01/10/29 (Call 01/10/28),
(1-year CMT + 2.550%)(a)(b)(c)	9,940	10,021,545
Standard Chartered PLC
1.46%, 01/14/27 (Call 01/14/26),
(1-year CMT + 1.000%)(a)(c)	13,695	12,153,217
1.82%, 11/23/25 (Call 11/23/24),
(1-year CMT + 0.950%)(a)(c)	10,913	10,194,955
Security	Par (000)	Value

Banks (continued)
2.61%, 01/12/28 (Call 01/12/27),
(1-year CMT + 1.180%)(a)(c)	$11,574	$10,322,908
2.82%, 01/30/26 (Call 01/30/25),
(3-mo. LIBOR US + 1.209%)(a)(c)	16,331	15,434,746
3.20%, 04/17/25(a)	1,730	1,641,642
3.97%, 03/30/26 (Call 03/30/25),
(1-year CMT + 1.650%)(a)(c)	9,300	8,949,883
4.05%, 04/12/26(a)(b)	8,265	8,019,034
4.30%, 02/19/27(a)(b)	5,265	5,019,914
4.87%, 03/15/33 (Call 03/15/28),
(5-year USD ICE Swap + 1.970%)(a)(c)	230	210,879
6.17%, 01/09/27 (Call 01/09/26),
(1-year CMT + 2.050%)(a)(c)	7,215	7,259,605
6.30%, 01/09/29 (Call 01/09/28),
(1-year CMT + 2.450%)(a)(c)	13,905	14,117,352
7.77%, 11/16/28 (Call 11/16/27),
(1-year CMT + 3.450%)(a)(b)(c)	11,245	12,073,062
7.78%, 11/16/25 (Call 11/16/24),
(1-year CMT + 3.100%)(a)(b)(c)	5,054	5,191,950
State Street Corp.
1.68%, 11/18/27 (Call 11/18/26),
(1-day SOFR + 0.560%)(b)(c)	3,275	2,925,053
1.75%, 02/06/26 (Call 02/06/25),
(1-day SOFR + 0.441%)(b)(c)	1,827	1,717,006
2.20%, 02/07/28 (Call 02/07/27),
(1-day SOFR + 0.730%)(b)(c)	4,765	4,328,664
2.35%, 11/01/25 (Call 11/01/24),
(1-day SOFR + 0.940%)(b)(c)	8,307	7,927,917
2.65%, 05/19/26(b)	4,142	3,900,696
2.90%, 03/30/26 (Call 03/30/25),
(1-day SOFR + 2.600%)(c)	3,243	3,097,327
3.30%, 12/16/24(b)	8,370	8,117,820
3.55%, 08/18/25(b)	9,047	8,798,182
4.86%, 01/26/26 (Call 01/26/25),
(1-day SOFR + 0.604%)(c)	4,270	4,242,644
5.10%, 05/18/26 (Call 05/18/25),
(1-day SOFR + 1.130%)(c)	3,150	3,141,339
5.75%, 11/04/26 (Call 11/04/25),
(1-day SOFR + 1.353%)(c)	3,725	3,768,457
5.82%, 11/04/28 (Call 11/04/27),
(1-day SOFR + 1.715%)(c)	6,025	6,198,330
Sumitomo Mitsui Financial Group Inc.
0.95%, 01/12/26(b)	8,533	7,623,136
1.40%, 09/17/26(b)	19,054	16,839,976
1.47%, 07/08/25	19,027	17,512,247
2.17%, 01/14/27	6,440	5,783,445
2.35%, 01/15/25	10,762	10,194,094
2.45%, 09/27/24	9,561	9,167,559
2.63%, 07/14/26	13,407	12,399,314
3.01%, 10/19/26(b)	7,477	6,970,514
3.35%, 10/18/27	7,010	6,518,855
3.36%, 07/12/27(b)	10,656	10,031,858
3.45%, 01/11/27(b)	9,607	9,064,546
3.54%, 01/17/28	5,025	4,691,497
3.78%, 03/09/26(b)	10,221	9,838,589
5.46%, 01/13/26	14,255	14,310,187
5.52%, 01/13/28(b)	16,460	16,722,454
Sumitomo Mitsui Trust Bank Ltd.
0.80%, 09/16/24(a)	3,230	3,036,361
1.05%, 09/12/25(a)(b)	3,057	2,774,323

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
1.35%, 09/16/26(a)	$963	$851,734
1.55%, 03/25/26(a)	7,917	7,181,504
2.55%, 03/10/25(a)	4,700	4,463,709
2.80%, 03/10/27(a)(b)	8,400	7,803,446
4.80%, 09/15/25(a)(b)	3,028	3,001,194
4.95%, 09/15/27(a)	3,565	3,564,112
5.50%, 03/09/28(a)(b)	3,000	3,065,365
5.65%, 03/09/26(a)	3,475	3,514,239
Svenska Handelsbanken AB
1.42%, 06/11/27 (Call 06/11/26),
(1-year CMT + 0.630%)(a)(b)(c)	7,974	7,062,311
3.65%, 06/10/25(a)(b)	4,000	3,861,299
3.95%, 06/10/27(a)(b)	4,735	4,551,818
Swedbank AB
1.54%, 11/16/26(a)(b)	11,898	10,532,429
3.36%, 04/04/25(a)(b)	4,130	3,979,767
5.34%, 09/20/27(a)(b)	6,510	6,403,929
Synchrony Bank, 5.40%, 08/22/25 (Call 07/22/25)	7,000	6,670,279
Synchrony Financial, 5.63%, 08/23/27
(Call 07/23/27)(b)	8,595	8,024,561
Synovus Bank, 5.63%, 02/15/28 (Call 01/15/28)	2,455	2,183,898
Synovus Financial Corp., 5.20%, 08/11/25
(Call 07/11/25)(b)	775	714,920
Toronto-Dominion Bank (The)
0.70%, 09/10/24	7,425	6,987,787
0.75%, 09/11/25(b)	8,315	7,544,599
0.75%, 01/06/26(b)	9,742	8,717,629
1.15%, 06/12/25	8,351	7,697,117
1.20%, 06/03/26	12,735	11,351,457
1.25%, 12/13/24	7,071	6,645,769
1.25%, 09/10/26	14,964	13,227,986
1.45%, 01/10/25(b)	6,270	5,919,412
1.95%, 01/12/27	9,427	8,454,467
2.80%, 03/10/27	11,707	10,768,276
3.63%, 09/15/31 (Call 09/15/26),
(5-year USD Swap + 2.205%)(c)	12,986	12,154,799
3.77%, 06/06/25	12,599	12,245,100
4.11%, 06/08/27	16,680	16,055,844
4.29%, 09/13/24	7,570	7,456,412
4.69%, 09/15/27	16,285	15,985,461
5.10%, 01/09/26	1,768	1,766,663
5.16%, 01/10/28	11,095	11,121,033
8.13%, 10/31/82 (Call 10/31/27),
(5-year CMT + 4.075%)(c)	8,040	8,239,553
Truist Bank
1.50%, 03/10/25 (Call 02/10/25)(b)	9,825	9,035,880
2.15%, 12/06/24 (Call 11/05/24)	9,960	9,354,514
2.64%, 09/17/29 (Call 09/17/24),
(5-year CMT + 1.150%)(c)	5,431	5,022,133
3.30%, 05/15/26 (Call 04/15/26)(b)	6,051	5,536,786
3.63%, 09/16/25 (Call 08/16/25)(b)	9,708	9,072,070
3.80%, 10/30/26 (Call 09/30/26)(b)	6,598	6,022,073
4.05%, 11/03/25 (Call 09/03/25)	4,853	4,650,718
Truist Financial Corp.
1.13%, 08/03/27 (Call 06/03/27)(b)	5,365	4,519,920
1.20%, 08/05/25 (Call 07/03/25)	5,034	4,549,519
1.27%, 03/02/27 (Call 03/02/26),
(1-day SOFR + 0.609%)(b)(c)	9,578	8,481,309
2.50%, 08/01/24 (Call 07/01/24)(b)	7,748	7,436,582
2.85%, 10/26/24 (Call 09/26/24)(b)	8,180	7,831,319
Security	Par (000)	Value

Banks (continued)
3.70%, 06/05/25 (Call 05/05/25)(b)	$8,267	$7,950,591
4.00%, 05/01/25 (Call 03/01/25)(b)	6,881	6,631,963
4.12%, 06/06/28 (Call 06/06/27),
(1-day SOFR + 1.368%)(b)(c)	5,430	5,136,054
4.26%, 07/28/26 (Call 07/28/25),
(1-day SOFR + 1.456%)(c)	12,618	12,130,470
4.87%, 01/26/29 (Call 01/26/28),
(1-day SOFR + 1.435%)(b)(c)	11,660	11,283,627
5.90%, 10/28/26 (Call 10/28/25),
(1-day SOFR + 1.626%)(b)(c)	6,750	6,695,682
U.S. Bancorp.
1.45%, 05/12/25 (Call 04/11/25)(b)	10,217	9,445,692
2.22%, 01/27/28 (Call 01/27/27),
(1-day SOFR + 0.730%)(c)	9,450	8,426,480
3.10%, 04/27/26 (Call 03/27/26)(b)	7,103	6,561,985
3.60%, 09/11/24 (Call 08/11/24)(b)	8,740	8,498,838
3.90%, 04/26/28 (Call 03/24/28)(b)	500	471,907
3.95%, 11/17/25 (Call 10/17/25)(b)	5,393	5,196,974
4.55%, 07/22/28 (Call 07/22/27),
(1-day SOFR + 1.660%)(b)(c)	14,470	13,906,293
4.65%, 02/01/29 (Call 02/01/28),
(1-day SOFR + 1.230%)(b)(c)	14,550	14,031,397
5.73%, 10/21/26 (Call 10/21/25),
(1-day SOFR + 1.430%)(b)(c)	10,900	10,834,238
Series V, 2.38%, 07/22/26 (Call 06/22/26)(b)	10,433	9,569,343
Series X, 3.15%, 04/27/27 (Call 03/27/27)(b)	10,007	9,326,692
U.S. Bank NA/Cincinnati OH
2.05%, 01/21/25 (Call 12/20/24)(b)	8,554	8,072,021
2.80%, 01/27/25 (Call 12/27/24)(b)	8,506	8,117,595
UBS AG/London
0.70%, 08/09/24(a)(b)	7,859	7,397,312
1.25%, 06/01/26(a)(b)	9,689	8,572,962
1.38%, 01/13/25 (Call 12/13/24)(a)(b)	8,549	7,974,083
UBS AG/Stamford CT, 7.50%, 07/15/25	705	713,192
UBS Group AG
1.36%, 01/30/27 (Call 01/30/26),
(1-year CMT + 1.080%)(a)(c)	11,539	10,154,770
1.49%, 08/10/27 (Call 08/10/26),
(1-year CMT + 0.850%)(a)(b)(c)	14,820	12,776,630
4.13%, 09/24/25(a)(b)	19,080	18,322,659
4.13%, 04/15/26(a)(b)	14,306	13,682,019
4.25%, 03/23/28 (Call 03/23/27)(a)	10,845	10,131,594
4.49%, 08/05/25 (Call 08/05/24),
(1-year CMT + 1.600%)(a)(b)(c)	13,445	13,142,656
4.49%, 05/12/26 (Call 05/12/25),
(1-year CMT + 1.550%)(a)(c)	9,975	9,639,579
4.70%, 08/05/27 (Call 08/05/26),
(1-year CMT + 2.050%)(a)(b)(c)	14,635	14,065,202
4.75%, 05/12/28 (Call 05/12/27),
(1-year CMT + 1.750%)(a)(b)(c)	9,060	8,678,771
5.71%, 01/12/27 (Call 01/12/26),
(1-year CMT + 1.550%)(a)(b)(c)	13,475	13,360,115
UniCredit SpA
1.98%, 06/03/27 (Call 06/03/26),
(1-year CMT + 1.200%)(a)(c)	11,409	10,091,771
2.57%, 09/22/26 (Call 09/22/25),
(1-year CMT + 2.300%)(a)(b)(c)	6,397	5,782,623
United Overseas Bank Ltd.
1.25%, 04/14/26(a)	505	456,842

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.00%, 10/14/31 (Call 10/14/26),
(5-year CMT + 1.230%)(a)(c)	$2,800	$2,480,496
3.75%, 04/15/29 (Call 04/15/24),
(5-year CMT + 1.500%)(a)(c)	4,466	4,386,525
3.86%, 10/07/32 (Call 10/07/27),
(5-year CMT + 1.450%)(a)(b)(c)	8,800	8,320,191
Valley National Bancorp., 3.00%, 06/15/31
(Call 06/15/26), (3-mo. SOFR + 2.360%)(c)	2,396	1,816,240
Wachovia Corp.
6.61%, 10/01/25(b)	685	698,186
7.57%, 08/01/26(b)(e)	2,983	3,164,059
Wells Fargo & Co.
2.16%, 02/11/26 (Call 02/11/25),
(3-mo. SOFR + 1.012%)(c)	23,924	22,590,903
2.19%, 04/30/26 (Call 04/30/25),
(1-day SOFR + 2.000%)(c)	24,473	23,022,173
2.39%, 06/02/28 (Call 06/02/27),
(1-day SOFR + 2.100%)(c)	25,792	23,059,371
2.41%, 10/30/25 (Call 10/30/24),
(3-mo. SOFR + 1.087%)(c)	25,018	23,903,284
3.00%, 02/19/25	22,818	21,960,073
3.00%, 04/22/26	27,652	26,152,112
3.00%, 10/23/26(b)	27,827	25,959,823
3.20%, 06/17/27 (Call 06/17/26),
(3-mo. SOFR + 1.432%)(c)	19,917	18,693,639
3.30%, 09/09/24	20,668	20,148,759
3.53%, 03/24/28 (Call 03/24/27),
(1-day SOFR + 1.510%)(c)	31,050	29,102,196
3.55%, 09/29/25	20,804	20,079,531
3.58%, 05/22/28 (Call 05/22/27),
(3-mo. SOFR + 1.572%)(c)	23,970	22,484,776
3.91%, 04/25/26 (Call 04/25/25),
(1-day SOFR + 1.320%)(c)	22,440	21,836,733
4.10%, 06/03/26	18,529	17,863,096
4.30%, 07/22/27(b)	16,659	16,054,036
4.54%, 08/15/26 (Call 08/15/25),
(1-day SOFR + 1.560%)(c)	16,830	16,542,873
4.81%, 07/25/28 (Call 07/25/27),
(1-day SOFR + 1.980%)(c)	24,003	23,623,585
Westpac Banking Corp.
1.02%, 11/18/24(b)	10,375	9,793,707
1.15%, 06/03/26	12,625	11,333,412
2.35%, 02/19/25(b)	11,025	10,569,425
2.70%, 08/19/26	8,859	8,300,457
2.85%, 05/13/26(b)	12,243	11,611,396
2.89%, 02/04/30 (Call 02/04/25),
(5-year CMT + 1.350%)(c)	12,972	12,095,489
3.35%, 03/08/27	9,175	8,724,657
3.40%, 01/25/28(b)	2,165	2,053,892
3.74%, 08/26/25	3,992	3,891,203
4.04%, 08/26/27	7,840	7,672,247
4.32%, 11/23/31 (Call 11/23/26),
(5-year USD ICE Swap + 2.236%)(c)	11,666	10,897,731
5.35%, 10/18/24(b)	3,370	3,384,170
5.46%, 11/18/27	11,265	11,622,594
Westpac New Zealand Ltd., 4.90%, 02/15/28(a)(b)	6,170	6,114,354
Woori Bank
0.75%, 02/01/26(a)	2,545	2,262,020
4.88%, 01/26/28(a)	2,175	2,188,072
		7,891,577,967
Security	Par (000)	Value

Beverages — 1.2%
Anheuser-Busch InBev Worldwide Inc.
3.65%, 02/01/26 (Call 11/01/25)	$26,555	$25,855,524
4.00%, 04/13/28 (Call 01/13/28)	13,240	12,955,776
Bacardi Ltd.
2.75%, 07/15/26 (Call 04/15/26)(a)	705	651,879
4.45%, 05/15/25 (Call 03/15/25)(a)	6,748	6,607,303
Brown-Forman Corp., 3.50%, 04/15/25
(Call 02/15/25)(b)	1,788	1,745,426
Coca-Cola Co. (The)
1.00%, 03/15/28	5,335	4,609,553
1.45%, 06/01/27(b)	11,093	10,070,673
1.50%, 03/05/28(b)	5,175	4,598,120
1.75%, 09/06/24(b)	11,000	10,627,569
2.90%, 05/25/27(b)	3,799	3,624,240
3.38%, 03/25/27	8,628	8,407,846
Coca-Cola Consolidated Inc., 3.80%, 11/25/25
(Call 08/25/25)	2,597	2,530,458
Coca-Cola European Partners PLC, 1.50%, 01/15/27
(Call 12/15/26)(a)	1,718	1,525,423
Constellation Brands Inc.
3.50%, 05/09/27 (Call 02/09/27)(b)	2,439	2,330,225
3.60%, 02/15/28 (Call 11/15/27)	5,275	4,972,434
3.70%, 12/06/26 (Call 09/06/26)(b)	4,762	4,573,718
4.35%, 05/09/27 (Call 04/09/27)(b)	5,629	5,525,793
4.40%, 11/15/25 (Call 09/15/25)	4,127	4,059,925
4.75%, 11/15/24(b)	5,075	5,038,278
4.75%, 12/01/25(b)	3,509	3,478,987
5.00%, 02/02/26 (Call 02/02/24)(b)	6,420	6,421,439
Diageo Capital PLC
1.38%, 09/29/25 (Call 08/29/25)	7,048	6,523,591
2.13%, 10/24/24 (Call 09/24/24)	7,009	6,723,897
3.88%, 05/18/28 (Call 02/18/28)(b)	410	397,990
5.20%, 10/24/25	4,180	4,218,807
5.30%, 10/24/27 (Call 09/24/27)	4,835	4,974,049
Heineken NV, 3.50%, 01/29/28 (Call 10/29/27)(a)(b)	5,495	5,264,702
JDE Peet’s NV
0.80%, 09/24/24 (Call 07/03/23)(a)(b)	5,174	4,824,295
1.38%, 01/15/27 (Call 12/15/26)(a)(b)	5,920	5,136,794
Keurig Dr Pepper Inc.
2.55%, 09/15/26 (Call 06/15/26)(b)	2,538	2,354,981
3.40%, 11/15/25 (Call 08/15/25)(b)	4,628	4,463,313
3.43%, 06/15/27 (Call 03/15/27)	3,353	3,195,164
4.42%, 05/25/25 (Call 03/25/25)	4,667	4,613,285
4.60%, 05/25/28 (Call 02/25/28)(b)	5,500	5,440,367
Molson Coors Beverage Co., 3.00%, 07/15/26
(Call 04/15/26)(b)	15,659	14,744,745
PepsiCo Inc.
2.25%, 03/19/25 (Call 02/19/25)	13,382	12,845,358
2.38%, 10/06/26 (Call 07/06/26)	8,610	8,122,547
2.63%, 03/19/27 (Call 01/19/27)	3,469	3,265,673
2.75%, 04/30/25 (Call 01/30/25)(b)	7,776	7,513,746
2.85%, 02/24/26 (Call 11/24/25)(b)	6,365	6,118,567
3.00%, 10/15/27 (Call 07/15/27)(b)	4,526	4,306,355
3.50%, 07/17/25 (Call 04/17/25)(b)	5,054	4,943,637
3.60%, 02/18/28 (Call 01/18/28)	7,925	7,721,678
4.45%, 05/15/28 (Call 04/15/28)(b)	4,825	4,872,940
4.55%, 02/13/26 (Call 01/13/26)	5,785	5,815,992
Pernod Ricard International Finance LLC, 1.25%,
04/01/28 (Call 02/01/28)(a)	150	128,477
Pernod Ricard SA, 3.25%, 06/08/26
(Call 03/08/26)(a)(b)	3,069	2,971,484

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
Suntory Holdings Ltd., 2.25%, 10/16/24
(Call 09/16/24)(a)	$5,602	$5,338,707
		277,051,730
Biotechnology — 0.8%
Amgen Inc.
1.90%, 02/21/25 (Call 01/21/25)	4,149	3,924,083
2.20%, 02/21/27 (Call 12/21/26)	13,375	12,258,079
2.60%, 08/19/26 (Call 05/19/26)	9,769	9,116,329
3.13%, 05/01/25 (Call 02/01/25)(b)	9,982	9,625,617
3.20%, 11/02/27 (Call 08/02/27)	1,405	1,321,566
5.15%, 03/02/28 (Call 02/02/28)	33,590	33,867,820
5.25%, 03/02/25	17,265	17,313,031
5.51%, 03/02/26 (Call 03/02/24)	4,975	4,975,110
Baxalta Inc., 4.00%, 06/23/25 (Call 03/23/25)	7,738	7,556,811
Biogen Inc., 4.05%, 09/15/25 (Call 06/15/25)	15,559	15,182,893
Bio-Rad Laboratories Inc., 3.30%, 03/15/27
(Call 02/15/27)(b)	3,521	3,285,779
CSL Finance PLC, 3.85%, 04/27/27 (Call 03/27/27)(a)	3,545	3,417,990
Gilead Sciences Inc.
1.20%, 10/01/27 (Call 08/01/27)	5,524	4,795,309
2.95%, 03/01/27 (Call 12/01/26)(b)	9,732	9,186,513
3.50%, 02/01/25 (Call 11/01/24)	16,411	15,984,605
3.65%, 03/01/26 (Call 12/01/25)	21,182	20,560,845
Illumina Inc.
5.75%, 12/13/27 (Call 11/13/27)	3,670	3,737,541
5.80%, 12/12/25 (Call 11/12/25)(b)	2,815	2,847,912
Royalty Pharma PLC
1.20%, 09/02/25 (Call 08/02/25)	8,826	7,977,126
1.75%, 09/02/27 (Call 07/02/27)	7,383	6,368,143
		193,303,102
Building Materials — 0.4%
Carrier Global Corp.
2.24%, 02/15/25 (Call 01/15/25)	5,640	5,343,695
2.49%, 02/15/27 (Call 12/15/26)	6,916	6,341,252
CRH America Finance Inc.
3.40%, 05/09/27 (Call 02/09/27)(a)	1,105	1,041,472
3.95%, 04/04/28 (Call 01/04/28)(a)	4,000	3,805,261
CRH America Inc., 3.88%, 05/18/25 (Call 02/15/25)(a)	10,953	10,626,500
Fortune Brands Home & Security Inc., 4.00%, 06/15/25
(Call 03/15/25)(b)	5,767	5,598,144
Holcim Finance U.S. LLC, 3.50%, 09/22/26
(Call 06/22/26)(a)	2,811	2,652,863
Johnson Controls International PLC
3.63%, 07/02/24 (Call 04/02/24)(e)	1,522	1,492,610
3.90%, 02/14/26 (Call 11/14/25)(b)	5,334	5,176,275
Lennox International Inc.
1.35%, 08/01/25 (Call 07/01/25)(b)	3,971	3,649,780
1.70%, 08/01/27 (Call 06/01/27)	2,143	1,883,281
Martin Marietta Materials Inc.
3.45%, 06/01/27 (Call 03/01/27)	705	666,362
3.50%, 12/15/27 (Call 09/15/27)(b)	3,730	3,536,317
4.25%, 07/02/24 (Call 04/02/24)	1,937	1,909,430
Masco Corp.
1.50%, 02/15/28 (Call 12/15/27)(b)	4,725	4,040,420
3.50%, 11/15/27 (Call 08/15/27)(b)	230	217,170
Owens Corning
3.40%, 08/15/26 (Call 05/15/26)	4,383	4,166,739
4.20%, 12/01/24 (Call 09/01/24)(b)	4,889	4,806,475
St Marys Cement Inc. Canada, 5.75%, 01/28/27
(Call 10/28/26)(a)	290	290,240
Security	Par (000)	Value

Building Materials (continued)
Trane Technologies Luxembourg Finance SA
3.50%, 03/21/26 (Call 01/21/26)(b)	$4,281	$4,095,319
3.55%, 11/01/24 (Call 08/01/24)(b)	5,717	5,557,235
Vulcan Materials Co.
3.90%, 04/01/27 (Call 01/01/27)(b)	2,809	2,728,085
4.50%, 04/01/25 (Call 01/01/25)(b)	3,430	3,379,013
5.80%, 03/01/26 (Call 03/01/24)(b)	350	350,970
West Fraser Timber Co. Ltd., 4.35%, 10/15/24
(Call 07/15/24)(a)(b)	3,277	3,220,370
		86,575,278
Chemicals — 1.3%
Air Liquide Finance SA, 2.50%, 09/27/26
(Call 06/27/26)(a)(b)	7,834	7,328,562
Air Products and Chemicals Inc.
1.50%, 10/15/25 (Call 09/15/25)(b)	4,494	4,174,676
1.85%, 05/15/27 (Call 03/15/27)(b)	5,290	4,812,838
3.35%, 07/31/24 (Call 04/30/24)(b)	3,186	3,125,334
Albemarle Corp., 4.65%, 06/01/27 (Call 05/01/27)	5,210	5,108,135
Bayport Polymers LLC, 4.74%, 04/14/27
(Call 03/14/27)(a)(b)	680	637,612
Braskem Netherlands Finance BV, 4.50%, 01/10/28
(Call 10/10/27)(a)(b)	5,855	5,337,025
Cabot Corp., 3.40%, 09/15/26 (Call 06/15/26)(b)	2,706	2,499,061
Celanese U.S. Holdings LLC
1.40%, 08/05/26 (Call 07/05/26)	3,000	2,613,369
5.90%, 07/05/24(b)	11,215	11,201,999
6.05%, 03/15/25	14,335	14,392,971
6.17%, 07/15/27 (Call 06/15/27)(b)	15,780	15,887,835
CF Industries Inc., 4.50%, 12/01/26(a)	6,358	6,184,531
Chevron Phillips Chemical Co. LLC/Chevron Phillips
Chemical Co. LP
3.40%, 12/01/26 (Call 09/01/26)(a)(b)	2,120	2,039,419
5.13%, 04/01/25 (Call 03/01/25)(a)(b)	6,178	6,178,650
DuPont de Nemours Inc., 4.49%, 11/15/25
(Call 09/15/25)	15,250	15,078,706
Eastman Chemical Co., 3.80%, 03/15/25
(Call 12/15/24)	6,625	6,416,943
Ecolab Inc.
1.65%, 02/01/27 (Call 01/01/27)(b)	3,651	3,309,054
2.70%, 11/01/26 (Call 08/01/26)(b)	2,324	2,198,379
3.25%, 12/01/27 (Call 09/01/27)	3,330	3,174,391
5.25%, 01/15/28 (Call 12/15/27)(b)	4,040	4,153,340
EI du Pont de Nemours and Co., 1.70%, 07/15/25
(Call 06/15/25)	5,560	5,202,517
Equate Petrochemical BV, 4.25%, 11/03/26(a)	5,221	5,047,371
FMC Corp.
3.20%, 10/01/26 (Call 08/01/26)	4,583	4,275,988
5.15%, 05/18/26	4,075	4,034,251
International Flavors & Fragrances Inc.
1.23%, 10/01/25 (Call 09/01/25)(a)	8,110	7,233,010
1.83%, 10/15/27 (Call 08/15/27)(a)(b)	8,215	6,944,332
LG Chem Ltd.
1.38%, 07/07/26(a)	4,785	4,266,274
3.25%, 10/15/24(a)	5,765	5,614,497
Linde Inc./CT
2.65%, 02/05/25 (Call 11/05/24)(b)	4,016	3,862,313
3.20%, 01/30/26 (Call 10/30/25)(b)	4,727	4,594,079
4.70%, 12/05/25 (Call 11/05/25)	4,640	4,640,895
4.80%, 12/05/24(b)	2,525	2,523,970
LYB Finance Co. BV, 8.10%, 03/15/27(a)(b)	2,715	2,962,491

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
LYB International Finance II BV, 3.50%, 03/02/27
(Call 12/02/26)(b)	$4,645	$4,432,553
LYB International Finance III LLC, 1.25%, 10/01/25
(Call 09/01/25)	5,046	4,590,463
MEGlobal Canada ULC, 5.00%, 05/18/25(a)(b)	10,290	10,140,795
Mosaic Co. (The), 4.05%, 11/15/27 (Call 08/15/27)(b)	5,200	4,976,866
Nutrien Ltd.
3.00%, 04/01/25 (Call 01/01/25)	3,868	3,692,438
4.00%, 12/15/26 (Call 09/15/26)	3,079	2,975,209
4.90%, 03/27/28 (Call 02/27/28)(b)	12,665	12,554,564
5.90%, 11/07/24	4,345	4,371,306
5.95%, 11/07/25(b)	3,830	3,904,503
OCI NV, 4.63%, 10/15/25 (Call 07/03/23)(a)(b)	755	717,478
Orbia Advance Corp. SAB de CV
1.88%, 05/11/26 (Call 04/11/26)(a)	5,659	5,101,589
4.00%, 10/04/27 (Call 07/04/27)(a)	2,555	2,414,500
PPG Industries Inc.
1.20%, 03/15/26 (Call 02/15/26)(b)	6,526	5,882,959
2.40%, 08/15/24 (Call 07/15/24)(b)	3,569	3,436,461
3.75%, 03/15/28 (Call 12/15/27)	1,280	1,225,614
RPM International Inc., 3.75%, 03/15/27
(Call 12/15/26)(b)	3,349	3,176,441
Sherwin-Williams Co. (The)
3.45%, 08/01/25 (Call 05/01/25)	4,875	4,699,858
3.45%, 06/01/27 (Call 03/01/27)	11,417	10,848,751
3.95%, 01/15/26 (Call 10/15/25)(b)	1,441	1,402,844
4.05%, 08/08/24(b)	5,555	5,462,000
4.25%, 08/08/25(b)	3,835	3,775,961
Sociedad Quimica y Minera de Chile SA, 4.38%,
01/28/25 (Call 10/29/24)(a)	200	196,234
Solvay Finance America LLC, 4.45%, 12/03/25
(Call 09/03/25)(a)(b)	6,817	6,633,525
Syngenta Finance NV
4.89%, 04/24/25 (Call 02/24/25)(a)(b)	4,757	4,664,558
5.18%, 04/24/28 (Call 01/24/28)(a)	2,830	2,776,814
Westlake Corp.
0.88%, 08/15/24 (Call 06/12/23)(b)	3,730	3,514,098
3.60%, 08/15/26 (Call 05/15/26)	6,511	6,198,312
Yara International ASA, 3.80%, 06/06/26
(Call 03/06/26)(a)(b)	1,704	1,606,777
		312,428,289
Commercial Services — 0.8%
Adani Ports & Special Economic Zone Ltd.
3.38%, 07/24/24(a)(b)	5,065	4,880,760
4.00%, 07/30/27 (Call 06/30/27)(a)	1,935	1,666,519
4.20%, 08/04/27 (Call 02/04/27)(a)	2,360	2,030,872
Ashtead Capital Inc.
1.50%, 08/12/26 (Call 07/12/26)(a)	5,338	4,680,782
4.00%, 05/01/28 (Call 06/12/23)(a)	25	23,120
4.38%, 08/15/27 (Call 06/16/23)(a)(b)	4,130	3,890,963
Automatic Data Processing Inc.
1.70%, 05/15/28 (Call 03/15/28)	200	177,146
3.38%, 09/15/25 (Call 06/15/25)(b)	8,898	8,660,624
Block Financial LLC, 5.25%, 10/01/25 (Call 07/01/25)	2,209	2,159,567
Cintas Corp. No. 2
3.45%, 05/01/25 (Call 04/01/25)(b)	6,941	6,756,241
3.70%, 04/01/27 (Call 01/01/27)(b)	3,912	3,804,618
Element Fleet Management Corp., 3.85%, 06/15/25
(Call 05/15/25)(a)	3,327	3,164,376
Equifax Inc.
2.60%, 12/01/24 (Call 11/01/24)	7,441	7,109,029
Security	Par (000)	Value

Commercial Services (continued)
2.60%, 12/15/25 (Call 11/15/25)(b)	$3,748	$3,509,574
3.25%, 06/01/26 (Call 03/01/26)(b)	2,215	2,096,610
5.10%, 12/15/27 (Call 11/15/27)	5,775	5,764,146
5.10%, 06/01/28	3,740	3,692,923
ERAC USA Finance LLC
3.30%, 12/01/26 (Call 09/01/26)(a)(b)	1,620	1,523,713
3.80%, 11/01/25 (Call 08/01/25)(a)	7,643	7,327,596
3.85%, 11/15/24 (Call 08/15/24)(a)	7,085	6,928,683
4.60%, 05/01/28 (Call 04/01/28)(a)(b)	4,920	4,823,493
Global Payments Inc.
1.20%, 03/01/26 (Call 02/01/26)	8,620	7,682,250
1.50%, 11/15/24 (Call 10/15/24)	4,265	4,017,338
2.15%, 01/15/27 (Call 12/15/26)	5,816	5,192,578
2.65%, 02/15/25 (Call 01/15/25)	8,301	7,905,452
4.80%, 04/01/26 (Call 01/01/26)(b)	5,184	5,074,344
4.95%, 08/15/27 (Call 07/15/27)	4,071	4,005,695
GXO Logistics Inc., 1.65%, 07/15/26 (Call 06/15/26)	7,177	6,221,638
Leland Stanford Junior University (The), 1.29%,
06/01/27 (Call 04/01/27)	317	281,670
Moody’s Corp.
3.25%, 01/15/28 (Call 10/15/27)(b)	1,195	1,124,759
3.75%, 03/24/25 (Call 02/24/25)	6,309	6,133,992
PayPal Holdings Inc.
1.65%, 06/01/25 (Call 05/01/25)(b)	9,421	8,862,416
2.40%, 10/01/24 (Call 09/01/24)(b)	11,105	10,719,711
2.65%, 10/01/26 (Call 08/01/26)(b)	10,001	9,391,323
3.90%, 06/01/27 (Call 05/01/27)(b)	4,345	4,251,956
Quanta Services Inc., 0.95%, 10/01/24
(Call 07/03/23)(b)	3,120	2,920,598
S&P Global Inc.
2.45%, 03/01/27 (Call 02/01/27)(b)	9,820	9,114,541
2.95%, 01/22/27 (Call 10/22/26)(b)	2,972	2,819,251
Sodexo Inc., 1.63%, 04/16/26 (Call 03/16/26)(a)(b)	4,272	3,869,813
Transurban Finance Co. Pty Ltd.
3.38%, 03/22/27 (Call 12/22/26)(a)(b)	2,349	2,203,577
4.13%, 02/02/26 (Call 11/02/25)(a)	3,530	3,425,870
Triton Container International Ltd., 2.05%, 04/15/26
(Call 03/15/26)(a)(b)	5,154	4,535,566
Verisk Analytics Inc., 4.00%, 06/15/25 (Call 03/15/25)	8,554	8,340,902
Yale University, Series 2020, 0.87%, 04/15/25
(Call 03/15/25)(b)	860	800,433
		203,567,028
Computers — 2.2%
Apple Inc.
0.55%, 08/20/25 (Call 07/20/25)	12,405	11,410,922
0.70%, 02/08/26 (Call 01/08/26)	20,804	18,918,356
1.13%, 05/11/25 (Call 04/11/25)	20,126	18,858,155
1.20%, 02/08/28 (Call 12/08/27)	14,920	13,084,936
1.80%, 09/11/24 (Call 08/11/24)	8,346	8,054,809
2.05%, 09/11/26 (Call 07/11/26)	17,430	16,265,163
2.45%, 08/04/26 (Call 05/04/26)(b)	19,095	18,080,115
2.50%, 02/09/25(b)	13,038	12,604,650
2.75%, 01/13/25 (Call 11/13/24)(b)	14,211	13,813,990
2.90%, 09/12/27 (Call 06/12/27)(b)	14,816	14,093,912
3.00%, 06/20/27 (Call 03/20/27)(b)	11,004	10,563,198
3.00%, 11/13/27 (Call 08/13/27)	5,980	5,707,807
3.20%, 05/13/25(b)	17,932	17,495,663
3.20%, 05/11/27 (Call 02/11/27)(b)	14,857	14,348,028
3.25%, 02/23/26 (Call 11/23/25)	24,992	24,301,889
3.35%, 02/09/27 (Call 11/09/26)	19,361	18,852,997
4.00%, 05/10/28(b)	6,095	6,069,157

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
CGI Inc., 1.45%, 09/14/26 (Call 08/14/26)(b)	$5,084	$4,553,945
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (Call 06/15/24)(b)	10,009	9,852,422
4.90%, 10/01/26 (Call 08/01/26)	14,052	13,959,176
5.25%, 02/01/28 (Call 01/01/28)(b)	9,245	9,282,388
5.85%, 07/15/25 (Call 06/15/25)	8,599	8,711,842
6.02%, 06/15/26 (Call 03/15/26)	34,416	35,226,587
6.10%, 07/15/27 (Call 05/15/27)(b)	4,637	4,824,838
DXC Technology Co., 1.80%, 09/15/26
(Call 08/15/26)(b)	5,657	4,965,980
Fortinet Inc., 1.00%, 03/15/26 (Call 02/15/26)	4,593	4,130,713
Genpact Luxembourg Sarl, 3.38%, 12/01/24
(Call 11/01/24)	4,752	4,597,110
Genpact Luxembourg SARL/Genpact USA Inc., 1.75%,
04/10/26 (Call 03/10/26)	3,303	2,987,714
HCL America Inc., 1.38%, 03/10/26 (Call 02/10/26)(a)(b)	1,381	1,246,381
Hewlett Packard Enterprise Co.
1.75%, 04/01/26 (Call 03/01/26)	6,137	5,634,485
4.90%, 10/15/25 (Call 07/15/25)	20,214	20,081,362
5.90%, 10/01/24	75	75,189
6.10%, 04/01/26 (Call 04/01/24)	601	604,252
HP Inc.
1.45%, 06/17/26 (Call 05/17/26)(b)	7,670	6,899,879
2.20%, 06/17/25 (Call 05/17/25)	10,456	9,863,818
3.00%, 06/17/27 (Call 04/17/27)(b)	8,204	7,581,278
4.75%, 01/15/28 (Call 12/15/27)(b)	7,000	6,903,420
International Business Machines Corp.
1.70%, 05/15/27 (Call 03/15/27)	10,097	9,044,107
2.20%, 02/09/27 (Call 01/09/27)(b)	5,510	5,059,732
3.30%, 05/15/26	22,850	21,959,570
3.30%, 01/27/27(b)	3,051	2,912,917
3.45%, 02/19/26(b)	10,354	10,020,513
4.00%, 07/27/25	7,769	7,655,608
4.15%, 07/27/27 (Call 06/27/27)(b)	11,095	10,902,920
4.50%, 02/06/26(b)	6,290	6,260,761
4.50%, 02/06/28 (Call 01/06/28)	7,520	7,446,038
6.22%, 08/01/27(b)	985	1,040,279
6.50%, 01/15/28(b)	405	432,061
7.00%, 10/30/25(b)	6,072	6,387,525
Kyndryl Holdings Inc., 2.05%, 10/15/26
(Call 09/15/26)(b)	5,290	4,526,132
Leidos Inc., 3.63%, 05/15/25 (Call 04/15/25)	5,328	5,142,162
Lenovo Group Ltd., 5.83%, 01/27/28
(Call 12/27/27)(a)(b)	200	200,478
NetApp Inc.
1.88%, 06/22/25 (Call 05/22/25)	7,165	6,681,285
2.38%, 06/22/27 (Call 04/22/27)(b)	3,618	3,314,466
3.30%, 09/29/24 (Call 07/29/24)	5,053	4,911,339
Wipro IT Services LLC, 1.50%, 06/23/26
(Call 05/23/26)(a)(b)	3,525	3,161,516
		521,565,935
Cosmetics & Personal Care — 0.7%
Colgate-Palmolive Co.
3.10%, 08/15/25(b)	3,992	3,890,299
3.10%, 08/15/27 (Call 07/15/27)	4,870	4,682,590
4.60%, 03/01/28 (Call 02/01/28)(b)	1,778	1,814,623
4.80%, 03/02/26	3,008	3,054,409
Conopco Inc., Series E, 7.25%, 12/15/26(b)	2,070	2,233,483
Estee Lauder Companies Inc. (The)
2.00%, 12/01/24 (Call 11/01/24)	6,261	6,007,041
3.15%, 03/15/27 (Call 12/15/26)(b)	3,000	2,876,623
Security	Par (000)	Value

Cosmetics & Personal Care (continued)
4.38%, 05/15/28 (Call 04/15/28)	$1,410	$1,402,274
GSK Consumer Healthcare Capital U.S. LLC, 3.38%, 03/24/27 (Call 02/24/27)	15,295	14,452,512
GSK Consumer Healthcare Capital UK PLC, 3.13%, 03/24/25	14,500	13,943,962
Kenvue Inc.
5.05%, 03/22/28 (Call 02/22/28)(a)(b)	8,405	8,584,883
5.35%, 03/22/26 (Call 02/22/26)(a)	7,860	7,988,995
5.50%, 03/22/25(a)(b)	8,940	9,025,005
Procter & Gamble Co. (The)
0.55%, 10/29/25(b)	8,415	7,687,497
1.00%, 04/23/26(b)	5,275	4,806,356
1.90%, 02/01/27(b)	8,705	8,060,534
2.45%, 11/03/26	6,829	6,445,092
2.70%, 02/02/26(b)	5,866	5,666,919
2.80%, 03/25/27	4,740	4,516,004
2.85%, 08/11/27(b)	1,815	1,726,269
3.95%, 01/26/28(b)	3,985	3,966,140
4.10%, 01/26/26(b)	6,740	6,708,766
Unilever Capital Corp.
0.63%, 08/12/24 (Call 07/03/23)(b)	5,550	5,256,402
2.00%, 07/28/26(b)	4,029	3,755,722
2.90%, 05/05/27 (Call 02/05/27)(b)	7,875	7,461,616
3.10%, 07/30/25(b)	5,303	5,128,418
3.38%, 03/22/25 (Call 01/22/25)(b)	568	552,238
3.50%, 03/22/28 (Call 12/22/27)(b)	5,135	4,949,671
		156,644,343
Distribution & Wholesale — 0.1%
Ferguson Finance PLC, 4.25%, 04/20/27
(Call 03/20/27)(a)	400	385,389
LKQ Corp., 5.75%, 06/15/28 (Call 05/15/28)(a)	3,720	3,700,857
Mitsubishi Corp., 1.13%, 07/15/26 (Call 06/15/26)(a)	17,160	15,258,151
WW Grainger Inc., 1.85%, 02/15/25 (Call 01/15/25)	5,160	4,912,898
		24,257,295
Diversified Financial Services — 4.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.65%, 10/29/24 (Call 09/29/24)	24,977	23,449,213
1.75%, 01/30/26 (Call 12/30/25)	7,850	7,029,857
2.45%, 10/29/26 (Call 09/29/26)	29,243	26,076,169
2.88%, 08/14/24 (Call 07/14/24)(b)	6,390	6,138,304
3.50%, 01/15/25 (Call 11/15/24)	6,741	6,444,300
3.65%, 07/21/27 (Call 04/21/27)	7,869	7,238,404
3.88%, 01/23/28 (Call 10/23/27)(b)	1,065	979,951
4.45%, 10/01/25 (Call 08/01/25)(b)	4,968	4,778,783
4.45%, 04/03/26 (Call 02/03/26)(b)	4,591	4,400,571
4.63%, 10/15/27 (Call 08/15/27)	4,645	4,411,913
5.75%, 06/06/28	3,800	3,767,887
6.50%, 07/15/25 (Call 06/15/25)	10,604	10,682,032
Series 3NC1, 1.75%, 10/29/24 (Call 07/03/23)	8,260	7,751,697
Affiliated Managers Group Inc., 3.50%, 08/01/25	1,145	1,094,755
Air Lease Corp.
0.80%, 08/18/24 (Call 07/18/24)(b)	4,782	4,489,057
1.88%, 08/15/26 (Call 07/15/26)	9,466	8,362,642
2.20%, 01/15/27 (Call 12/15/26)	4,960	4,379,232
2.30%, 02/01/25 (Call 01/01/25)(b)	6,639	6,261,401
2.88%, 01/15/26 (Call 12/15/25)(b)	12,100	11,250,267
3.25%, 03/01/25 (Call 01/01/25)	6,211	5,913,525
3.38%, 07/01/25 (Call 06/01/25)(b)	8,685	8,237,151
3.63%, 04/01/27 (Call 01/01/27)(b)	4,446	4,111,519

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
3.63%, 12/01/27 (Call 09/01/27)	$2,135	$1,945,236
3.75%, 06/01/26 (Call 04/01/26)	6,208	5,872,741
4.25%, 09/15/24 (Call 06/15/24)(b)	4,258	4,162,545
5.30%, 02/01/28 (Call 01/01/28)(b)	4,685	4,629,507
5.85%, 12/15/27 (Call 11/15/27)	2,110	2,108,490
AIR Lease Corp. Sukuk Ltd., 5.85%, 04/01/28
(Call 03/01/28)(a)	5,200	5,265,957
Aircastle Ltd.
2.85%, 01/26/28 (Call 11/26/27)(a)	3,430	2,932,946
4.25%, 06/15/26 (Call 04/15/26)	5,919	5,579,773
5.25%, 08/11/25 (Call 07/11/25)(a)	7,775	7,550,523
Ally Financial Inc.
4.63%, 03/30/25	2,715	2,612,906
4.75%, 06/09/27 (Call 05/09/27)(b)	5,095	4,755,941
5.13%, 09/30/24	4,999	4,881,994
5.80%, 05/01/25 (Call 04/01/25)(b)	3,863	3,818,012
7.10%, 11/15/27 (Call 10/15/27)(b)	7,085	7,238,293
American Express Co.
1.65%, 11/04/26 (Call 10/04/26)	9,392	8,417,185
2.25%, 03/04/25 (Call 02/01/25)(b)	13,627	12,940,191
2.55%, 03/04/27 (Call 02/01/27)(b)	14,966	13,745,165
3.00%, 10/30/24 (Call 09/29/24)	14,680	14,193,667
3.13%, 05/20/26 (Call 04/20/26)	8,128	7,746,776
3.30%, 05/03/27 (Call 04/03/27)(b)	14,112	13,309,001
3.63%, 12/05/24 (Call 11/04/24)	6,539	6,353,661
3.95%, 08/01/25 (Call 07/01/25)(b)	17,313	16,892,910
4.20%, 11/06/25 (Call 10/06/25)(b)	5,489	5,371,801
4.90%, 02/13/26 (Call 01/13/26)(b)	9,320	9,311,274
4.99%, 05/01/26	8,000	7,980,934
5.85%, 11/05/27 (Call 10/05/27)(b)	12,960	13,464,801
American Express Credit Corp., 3.30%, 05/03/27
(Call 04/03/27)	1,640	1,545,382
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 06/15/26)(b)	4,777	4,500,224
3.00%, 04/02/25 (Call 03/02/25)	5,198	4,976,321
3.70%, 10/15/24(b)	4,868	4,748,728
Andrew W Mellon Foundation (The), Series 2020,
0.95%, 08/01/27 (Call 06/01/27)(b)	185	160,606
Antares Holdings LP
2.75%, 01/15/27 (Call 12/15/26)(a)(b)	825	676,002
3.75%, 07/15/27 (Call 06/15/27)(a)(b)	3,000	2,515,661
3.95%, 07/15/26 (Call 06/15/26)(a)	2,805	2,444,207
Apollo Management Holdings LP, 4.95%, 01/14/50
(Call 12/17/24), (5-year CMT + 3.266%)(a)(c)	2,507	2,088,247
Ares Finance Co. III LLC, 4.13%, 06/30/51
(Call 06/30/26), (5-year CMT + 3.237%)(a)(c)	3,170	2,282,400
Ares Finance Co. LLC, 4.00%, 10/08/24
(Call 07/08/24)(a)	2,231	2,144,245
Aviation Capital Group LLC
1.95%, 01/30/26 (Call 12/30/25)(a)	8,626	7,704,350
1.95%, 09/20/26 (Call 08/20/26)(a)	6,668	5,788,005
3.50%, 11/01/27 (Call 07/01/27)(a)	1,200	1,070,984
4.13%, 08/01/25 (Call 06/01/25)(a)	3,429	3,226,544
4.88%, 10/01/25 (Call 07/01/25)(a)(b)	1,367	1,314,226
5.50%, 12/15/24 (Call 11/15/24)(a)	9,850	9,659,991
6.25%, 04/15/28 (Call 03/15/28)(a)	7,300	7,309,509
Avolon Holdings Funding Ltd.
2.13%, 02/21/26 (Call 01/21/26)(a)	6,388	5,619,235
2.53%, 11/18/27 (Call 10/18/27)(a)	17,450	14,426,080
2.75%, 02/21/28 (Call 12/21/27)(a)	1,605	1,335,151
2.88%, 02/15/25 (Call 01/15/25)(a)	10,874	10,142,866
Security	Par (000)	Value

Diversified Financial Services (continued)
3.25%, 02/15/27 (Call 12/15/26)(a)	$5,500	$4,825,089
3.95%, 07/01/24 (Call 06/01/24)(a)	5,395	5,218,285
4.25%, 04/15/26 (Call 03/15/26)(a)(b)	7,734	7,160,835
4.38%, 05/01/26 (Call 03/01/26)(a)(b)	6,377	5,889,124
5.50%, 01/15/26 (Call 12/15/25)(a)	5,848	5,628,995
6.38%, 05/04/28 (Call 04/04/28)(a)	6,260	6,114,502
BGC Partners Inc.
3.75%, 10/01/24 (Call 09/01/24)	3,155	3,003,807
4.38%, 12/15/25 (Call 09/15/25)	3,005	2,795,731
8.00%, 05/25/28 (Call 04/25/28)(a)	50	49,648
Blackstone Holdings Finance Co. LLC
3.15%, 10/02/27 (Call 07/02/27)(a)(b)	455	417,364
5.90%, 11/03/27 (Call 10/03/27)(a)(b)	3,433	3,497,387
BOC Aviation Ltd.
3.25%, 04/29/25 (Call 03/29/25)(a)(b)	10,809	10,367,495
3.50%, 10/10/24 (Call 09/10/24)(a)(b)	9,663	9,366,932
3.50%, 09/18/27 (Call 06/18/27)(a)	100	94,822
3.88%, 04/27/26 (Call 01/27/26)(a)	6,248	5,982,025
Brookfield Finance Inc.
3.90%, 01/25/28 (Call 10/25/27)	8,100	7,572,907
4.25%, 06/02/26 (Call 03/02/26)(b)	3,591	3,462,799
Cantor Fitzgerald LP, 4.50%, 04/14/27
(Call 01/14/27)(a)	3,530	3,304,993
Capital One Financial Corp.
1.88%, 11/02/27 (Call 11/02/26),
(1-day SOFR + 0.855%)(c)	13,146	11,349,241
2.64%, 03/03/26 (Call 03/03/25),
(1-day SOFR + 1.290%)(c)	9,455	8,855,097
3.20%, 02/05/25 (Call 01/05/25)(b)	8,294	7,904,379
3.30%, 10/30/24 (Call 09/30/24)	12,264	11,820,828
3.65%, 05/11/27 (Call 04/11/27)(b)	9,596	8,997,804
3.75%, 07/28/26 (Call 06/28/26)(b)	11,084	10,380,881
3.75%, 03/09/27 (Call 02/09/27)	10,336	9,669,170
3.80%, 01/31/28 (Call 12/31/27)(b)	1,740	1,611,629
4.20%, 10/29/25 (Call 09/29/25)	11,355	10,779,331
4.25%, 04/30/25 (Call 03/31/25)(b)	6,227	6,030,285
4.93%, 05/10/28 (Call 05/10/27),
(1-day SOFR + 2.057%)(b)(c)	13,665	13,122,406
4.99%, 07/24/26 (Call 07/24/25),
(1-day SOFR + 2.160%)(b)(c)	10,130	9,910,280
5.47%, 02/01/29 (Call 02/01/28),
(1-day SOFR + 2.080%)(b)(c)	7,620	7,400,757
Cboe Global Markets Inc., 3.65%, 01/12/27
(Call 10/12/26)(b)	5,717	5,482,397
Charles Schwab Corp. (The)
0.90%, 03/11/26 (Call 02/11/26)(b)	9,847	8,638,234
1.15%, 05/13/26 (Call 04/13/26)(b)	7,944	6,967,211
2.00%, 03/20/28 (Call 01/20/28)(b)	8,705	7,471,722
2.45%, 03/03/27 (Call 02/03/27)(b)	12,073	10,803,795
3.00%, 03/10/25 (Call 12/10/24)(b)	3,335	3,183,694
3.20%, 03/02/27 (Call 12/02/26)(b)	5,752	5,279,226
3.20%, 01/25/28 (Call 10/25/27)(b)	992	901,072
3.30%, 04/01/27 (Call 01/01/27)(b)	5,122	4,726,227
3.45%, 02/13/26 (Call 11/13/25)(b)	2,843	2,685,021
3.63%, 04/01/25 (Call 01/01/25)(b)	3,688	3,555,767
3.85%, 05/21/25 (Call 03/21/25)(b)	5,996	5,797,824
4.20%, 03/24/25 (Call 02/24/25)(b)	5,172	5,048,185
5.64%, 05/19/29 (Call 05/19/28),
(1-day SOFR + 2.210%)(c)	10,675	10,686,466
China Cinda Finance 2015 I Ltd., 4.25%, 04/23/25(a)(b)	15,330	14,853,697

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
Citadel Finance LLC, 3.38%, 03/09/26
(Call 02/09/26)(a)	$5,722	$5,189,656
Citadel LP, 4.88%, 01/15/27 (Call 11/15/26)(a)(b)	1,980	1,906,964
CME Group Inc., 3.00%, 03/15/25 (Call 12/15/24)(b)	6,923	6,691,600
DAE Sukuk Difc Ltd., 3.75%, 02/15/26(a)	5,056	4,855,297
Discover Financial Services
3.75%, 03/04/25 (Call 12/04/24)	3,142	3,005,164
3.95%, 11/06/24 (Call 08/06/24)	3,651	3,527,239
4.10%, 02/09/27 (Call 11/09/26)	7,892	7,354,986
4.50%, 01/30/26 (Call 11/30/25)(b)	3,834	3,715,814
Drawbridge Special Opportunities Fund LP/Drawbridge
Special Opportunities Fin, 3.88%, 02/15/26
(Call 12/15/25)(a)	3,537	3,195,155
Eaton Vance Corp., 3.50%, 04/06/27 (Call 01/06/27)	1,905	1,800,625
Enact Holdings Inc., 6.50%, 08/15/25 (Call 02/15/25)(a)	150	147,363
Franklin Resources Inc., 2.85%, 03/30/25(b)	1,629	1,546,047
ICBCIL Finance Co. Ltd., 3.63%, 05/19/26(a)	690	659,044
Intercorp Financial Services Inc., 4.13%, 10/19/27
(Call 07/19/27)(a)	31	27,629
Invesco Finance PLC, 3.75%, 01/15/26(b)	4,340	4,191,252
Janus Henderson U.S. Holdings Inc., 4.88%, 08/01/25
(Call 05/01/25)(b)	2,026	1,974,396
Jefferies Financial Group Inc.
4.85%, 01/15/27	5,172	5,105,731
6.45%, 06/08/27(b)	3,067	3,172,339
Lazard Group LLC
3.63%, 03/01/27 (Call 12/01/26)(b)	1,808	1,698,118
3.75%, 02/13/25	3,836	3,680,480
LeasePlan Corp. NV, 2.88%, 10/24/24(a)	5,681	5,421,250
Legg Mason Inc.
3.95%, 07/15/24(b)	2,191	2,147,268
4.75%, 03/15/26(b)	4,500	4,449,081
LPL Holdings Inc., 4.63%, 11/15/27 (Call 07/03/23)(a)	330	305,985
LSEGA Financing PLC
1.38%, 04/06/26 (Call 03/06/26)(a)	8,616	7,701,426
2.00%, 04/06/28 (Call 02/06/28)(a)	100	86,246
Mastercard Inc.
2.00%, 03/03/25 (Call 02/03/25)(b)	7,335	7,008,842
2.95%, 11/21/26 (Call 08/21/26)(b)	5,879	5,614,127
3.30%, 03/26/27 (Call 01/26/27)(b)	7,773	7,480,368
3.50%, 02/26/28 (Call 11/26/27)(b)	4,445	4,307,792
4.88%, 03/09/28 (Call 02/09/28)(b)	8,360	8,567,694
Mitsubishi HC Capital Inc.
3.64%, 04/13/25 (Call 03/13/25)(a)(b)	4,325	4,166,789
5.08%, 09/15/27 (Call 08/15/27)(a)(b)	2,285	2,263,634
Morgan Stanley Domestic Holdings Inc., 3.80%,
08/24/27 (Call 05/24/27)(b)	2,843	2,702,921
Nasdaq Inc., 3.85%, 06/30/26 (Call 03/30/26)(b)	5,383	5,261,466
Neuberger Berman Group LLC/Neuberger Berman
Finance Corp., 4.50%, 03/15/27 (Call 12/15/26)(a)	3,612	3,437,308
Nomura Holdings Inc.
1.65%, 07/14/26	9,950	8,781,258
1.85%, 07/16/25	13,888	12,762,769
2.33%, 01/22/27	9,364	8,327,790
2.65%, 01/16/25(b)	11,949	11,322,831
5.10%, 07/03/25(b)	3,120	3,067,699
5.39%, 07/06/27	4,630	4,556,095
5.71%, 01/09/26	3,975	3,975,662
5.84%, 01/18/28(b)	3,465	3,503,461
Nuveen Finance LLC, 4.13%, 11/01/24(a)	8,790	8,557,729
Security	Par (000)	Value

Diversified Financial Services (continued)
ORIX Corp.
3.25%, 12/04/24(b)	$5,050	$4,871,857
3.70%, 07/18/27(b)	605	573,862
5.00%, 09/13/27	8,649	8,678,912
Radian Group Inc.
4.50%, 10/01/24 (Call 07/01/24)(b)	3,752	3,639,440
4.88%, 03/15/27 (Call 09/15/26)(b)	4,419	4,219,264
6.63%, 03/15/25 (Call 09/15/24)(b)	5,061	5,054,674
REC Ltd., 5.63%, 04/11/28(a)(b)	3,000	3,000,400
Stifel Financial Corp., 4.25%, 07/18/24	4,842	4,682,070
SURA Asset Management SA, 4.38%, 04/11/27(a)	20	18,525
Synchrony Financial
3.70%, 08/04/26 (Call 05/04/26)	4,497	3,923,922
3.95%, 12/01/27 (Call 09/01/27)	4,050	3,497,259
4.25%, 08/15/24 (Call 05/15/24)	8,098	7,686,912
4.50%, 07/23/25 (Call 04/23/25)	7,669	7,125,096
4.88%, 06/13/25 (Call 05/13/25)	5,955	5,615,386
USAA Capital Corp., 3.38%, 05/01/25(a)(b)	5,935	5,762,823
Visa Inc.
0.75%, 08/15/27 (Call 06/15/27)(b)	3,062	2,689,107
1.90%, 04/15/27 (Call 02/15/27)(b)	11,661	10,737,546
2.75%, 09/15/27 (Call 06/15/27)(b)	6,286	5,928,169
3.15%, 12/14/25 (Call 09/14/25)	24,354	23,563,492
Voya Financial Inc.
3.65%, 06/15/26	5,950	5,629,409
4.70%, 01/23/48 (Call 01/23/28),
(3-mo. LIBOR US + 2.084%)(c)	2,950	2,412,078
Western Union Co. (The)
1.35%, 03/15/26 (Call 02/15/26)(b)	5,293	4,703,547
2.85%, 01/10/25 (Call 12/10/24)	5,703	5,452,501
		1,083,363,831
Electric — 5.6%
Abu Dhabi National Energy Co. PJSC
2.00%, 04/29/28 (Call 01/29/28)(a)	3,000	2,689,686
4.38%, 04/23/25(a)	9,178	9,107,329
4.38%, 06/22/26(a)	5,625	5,577,210
Adani Transmission Step-One Ltd., 4.00%, 08/03/26(a)	3,900	3,430,098
AEP Texas Inc., 3.85%, 10/01/25 (Call 07/01/25)(a)	2,330	2,242,223
AEP Transmission Co. LLC, 3.10%, 12/01/26
(Call 09/01/26)	3,626	3,431,943
AES Corp. (The)
1.38%, 01/15/26 (Call 12/15/25)	8,829	7,874,019
3.30%, 07/15/25 (Call 06/15/25)(a)(b)	5,126	4,857,910
5.45%, 06/01/28 (Call 05/01/28)	5,220	5,153,366
Alabama Power Co.
2.80%, 04/01/25 (Call 01/01/25)(b)	1,175	1,127,443
3.75%, 09/01/27 (Call 08/01/27)	4,890	4,725,186
Ameren Corp.
1.75%, 03/15/28 (Call 01/15/28)(b)	840	723,457
1.95%, 03/15/27 (Call 02/15/27)(b)	4,966	4,444,164
2.50%, 09/15/24 (Call 08/15/24)(b)	6,732	6,467,484
3.65%, 02/15/26 (Call 11/15/25)	2,883	2,772,646
Ameren Illinois Co.
3.25%, 03/01/25 (Call 12/01/24)(b)	1,844	1,792,757
3.80%, 05/15/28 (Call 02/15/28)	125	120,080
American Electric Power Co. Inc.
3.20%, 11/13/27 (Call 08/13/27)(b)	4,215	3,933,255
3.88%, 02/15/62 (Call 11/15/26),
(5-year CMT + 2.675%)(c)	5,725	4,608,617
5.75%, 11/01/27 (Call 10/01/27)	4,760	4,904,715

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Series N, 1.00%, 11/01/25 (Call 10/01/25)(b)	$4,236	$3,838,751
Appalachian Power Co.
3.40%, 06/01/25 (Call 03/01/25)	6,160	5,931,943
Series X, 3.30%, 06/01/27 (Call 03/01/27)	1,975	1,865,924
Arizona Public Service Co.
2.55%, 09/15/26 (Call 06/15/26)	978	903,749
2.95%, 09/15/27 (Call 06/15/27)(b)	1,146	1,055,431
3.15%, 05/15/25 (Call 02/15/25)(b)	3,021	2,894,417
Avangrid Inc.
3.15%, 12/01/24 (Call 10/01/24)	11,290	10,873,017
3.20%, 04/15/25 (Call 03/15/25)	11,613	11,114,513
Baltimore Gas & Electric Co., 2.40%, 08/15/26
(Call 05/15/26)	3,006	2,795,003
Berkshire Hathaway Energy Co.
3.25%, 04/15/28 (Call 01/15/28)	200	189,078
3.50%, 02/01/25 (Call 11/01/24)(b)	4,655	4,544,593
4.05%, 04/15/25 (Call 03/15/25)	12,190	11,994,203
Black Hills Corp.
1.04%, 08/23/24 (Call 06/16/23)	2,913	2,747,808
3.15%, 01/15/27 (Call 07/15/26)	4,086	3,825,399
3.95%, 01/15/26 (Call 07/15/25)(b)	4,123	3,985,660
5.95%, 03/15/28 (Call 02/15/28)(b)	5,450	5,603,877
CenterPoint Energy Houston Electric LLC
Series AA, 3.00%, 02/01/27 (Call 11/01/26)	1,630	1,540,596
Series Z, 2.40%, 09/01/26 (Call 06/01/26)(b)	3,206	2,982,292
CenterPoint Energy Inc.
1.45%, 06/01/26 (Call 05/01/26)(b)	4,835	4,345,237
2.50%, 09/01/24 (Call 08/01/24)	5,692	5,467,160
Cleco Corporate Holdings LLC, 3.74%, 05/01/26
(Call 02/01/26)	5,056	4,788,604
Cleveland Electric Illuminating Co. (The)
3.50%, 04/01/28 (Call 01/01/28)(a)	205	191,373
5.50%, 08/15/24(b)	1,600	1,601,748
CMS Energy Corp.
2.95%, 02/15/27 (Call 11/15/26)	2,100	1,941,469
3.00%, 05/15/26 (Call 02/15/26)	3,060	2,898,697
3.45%, 08/15/27 (Call 05/15/27)(b)	3,587	3,390,051
3.60%, 11/15/25 (Call 08/15/25)	3,211	3,070,700
Colbun SA, 3.95%, 10/11/27 (Call 07/11/27)(a)	2,200	2,085,182
Comision Federal de Electricidad, 4.75%, 02/23/27(a)(b)	4,140	3,947,904
Commonwealth Edison Co.
2.55%, 06/15/26 (Call 03/15/26)(b)	4,599	4,311,574
3.10%, 11/01/24 (Call 08/01/24)	840	815,741
Series 122, 2.95%, 08/15/27 (Call 05/15/27)(b)	2,228	2,084,105
Connecticut Light & Power Co. (The)
Series A, 0.75%, 12/01/25 (Call 11/01/25)(b)	2,284	2,054,940
Series A, 3.20%, 03/15/27 (Call 12/15/26)	2,781	2,636,417
Consolidated Edison Co. of New York Inc.
3.30%, 12/01/24 (Call 09/01/24)(b)	538	521,474
3.80%, 05/15/28 (Call 02/15/28)(b)	105	100,718
Series B, 2.90%, 12/01/26 (Call 09/01/26)(b)	2,935	2,710,528
Series B, 3.13%, 11/15/27 (Call 08/15/27)(b)	1,210	1,134,094
Constellation Energy Generation LLC
3.25%, 06/01/25 (Call 05/01/25)	9,490	9,077,177
5.60%, 03/01/28 (Call 02/01/28)	4,040	4,126,756
Consumers Energy Co.
3.13%, 08/31/24 (Call 05/31/24)	1,620	1,574,210
4.65%, 03/01/28 (Call 01/01/28)	1,690	1,696,726
Dominion Energy Inc.
3.07%, 08/15/24(b)(e)	6,484	6,273,735
Security	Par (000)	Value

Electric (continued)
3.90%, 10/01/25 (Call 07/01/25)	$5,135	$4,987,828
5.75%, 10/01/54 (Call 10/01/24),
(3-mo. LIBOR US + 3.057%)(b)(c)	3,206	3,053,715
Series A, 1.45%, 04/15/26 (Call 03/15/26)	5,216	4,709,712
Series A, 3.30%, 03/15/25 (Call 02/15/25)(b)	3,785	3,660,126
Series B, 3.60%, 03/15/27 (Call 01/15/27)(b)	3,158	3,004,852
Series D, 2.85%, 08/15/26 (Call 05/15/26)(b)	3,551	3,314,477
DTE Electric Co.
3.38%, 03/01/25 (Call 12/01/24)(b)	2,284	2,224,163
Series A, 1.90%, 04/01/28 (Call 02/01/28)(b)	390	345,703
DTE Energy Co.
2.85%, 10/01/26 (Call 07/01/26)(b)	3,929	3,655,747
4.88%, 06/01/28 (Call 05/01/28)	6,000	5,933,010
Series C, 2.53%, 10/01/24(b)(e)	7,217	6,935,804
Series F, 1.05%, 06/01/25 (Call 05/01/25)	7,880	7,245,721
Duke Energy Carolinas LLC, 2.95%, 12/01/26
(Call 09/01/26)	4,699	4,437,967
Duke Energy Corp.
0.90%, 09/15/25 (Call 08/15/25)(b)	6,371	5,798,362
2.65%, 09/01/26 (Call 06/01/26)(b)	11,819	10,974,124
3.15%, 08/15/27 (Call 05/15/27)	2,250	2,094,447
3.25%, 01/15/82 (Call 01/15/27),
(5-year CMT + 2.321%)(c)	4,053	3,029,329
4.30%, 03/15/28 (Call 02/15/28)	8,636	8,351,248
5.00%, 12/08/25(b)	3,925	3,922,047
5.00%, 12/08/27 (Call 11/08/27)	5,880	5,893,432
Duke Energy Florida LLC, 3.20%, 01/15/27
(Call 10/15/26)(b)	2,127	2,026,637
Duke Energy Progress LLC, 3.25%, 08/15/25
(Call 05/15/25)	5,014	4,848,315
Duquesne Light Holdings Inc., 3.62%, 08/01/27
(Call 05/01/27)(a)	2,080	1,880,849
Edison International
3.55%, 11/15/24 (Call 10/15/24)	4,331	4,201,042
4.13%, 03/15/28 (Call 12/15/27)	5,905	5,549,646
4.70%, 08/15/25	3,815	3,750,386
4.95%, 04/15/25 (Call 03/15/25)	3,830	3,774,343
5.75%, 06/15/27 (Call 04/15/27)	6,462	6,514,379
EDP Finance BV
1.71%, 01/24/28(a)(b)	4,275	3,658,677
3.63%, 07/15/24(a)	9,311	9,087,428
6.30%, 10/11/27(a)	5,633	5,866,277
Electricite de France SA
3.63%, 10/13/25 (Call 07/13/25)(a)(b)	12,454	12,008,227
5.70%, 05/23/28 (Call 04/23/28)(a)	3,700	3,732,283
Emera U.S. Finance LP, 3.55%, 06/15/26
(Call 03/15/26)	7,017	6,641,432
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)(b)	3,837	3,702,705
Enel Finance America LLC, 7.10%, 10/14/27
(Call 09/14/27)(a)	10,260	10,920,963
Enel Finance International NV
1.38%, 07/12/26 (Call 06/12/26)(a)(b)	11,496	10,209,575
2.65%, 09/10/24(a)(b)	13,529	13,035,684
3.50%, 04/06/28(a)(b)	3,200	2,953,172
3.63%, 05/25/27(a)(b)	3,580	3,377,585
4.25%, 06/15/25(a)(b)	7,160	6,998,212
4.63%, 06/15/27 (Call 05/15/27)(a)(b)	7,950	7,764,380
6.80%, 10/14/25(a)(b)	6,830	7,035,658
Engie Energia Chile SA, 4.50%, 01/29/25(a)	1,969	1,890,902
Entergy Arkansas LLC, 3.50%, 04/01/26
(Call 01/01/26)	6,181	5,975,139

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
Entergy Corp.
0.90%, 09/15/25 (Call 08/15/25)(b)	$8,912	$8,048,475
2.95%, 09/01/26 (Call 06/01/26)	6,391	5,947,571
Entergy Louisiana LLC
0.95%, 10/01/24 (Call 07/03/23)	6,410	6,057,317
2.40%, 10/01/26 (Call 07/01/26)	3,618	3,340,310
3.12%, 09/01/27 (Call 06/01/27)(b)	1,630	1,519,334
4.44%, 01/15/26 (Call 10/15/25)(b)	135	132,782
5.40%, 11/01/24	1,041	1,042,982
5.59%, 10/01/24	1,040	1,044,230
Evergy Inc., 2.45%, 09/15/24 (Call 08/15/24)	8,264	7,927,436
Evergy Kansas Central Inc.
2.55%, 07/01/26 (Call 04/01/26)(b)	3,835	3,599,112
3.10%, 04/01/27 (Call 01/01/27)(b)	1,515	1,437,051
3.25%, 12/01/25 (Call 09/01/25)	1,898	1,799,737
Evergy Metro Inc., 3.65%, 08/15/25 (Call 05/15/25)(b)	1,468	1,416,059
Evergy Missouri West Inc., 5.15%, 12/15/27
(Call 11/15/27)(a)(b)	2,825	2,832,871
Eversource Energy
2.90%, 03/01/27 (Call 02/01/27)(b)	5,625	5,238,163
3.35%, 03/15/26 (Call 12/15/25)	1,623	1,545,750
4.20%, 06/27/24	7,164	7,061,448
4.60%, 07/01/27 (Call 06/01/27)(b)	7,410	7,296,448
4.75%, 05/15/26(b)	3,745	3,709,859
5.45%, 03/01/28 (Call 02/01/28)	10,660	10,842,371
Series H, 3.15%, 01/15/25 (Call 10/15/24)	3,056	2,951,635
Series L, 2.90%, 10/01/24 (Call 08/01/24)(b)	4,433	4,279,584
Series M, 3.30%, 01/15/28 (Call 10/15/27)	315	293,217
Series Q, 0.80%, 08/15/25 (Call 07/15/25)	6,208	5,617,245
Series U, 1.40%, 08/15/26 (Call 07/15/26)(b)	3,832	3,433,371
Exelon Corp.
2.75%, 03/15/27 (Call 02/15/27)(b)	5,170	4,776,714
3.40%, 04/15/26 (Call 01/15/26)(b)	6,324	6,046,983
3.95%, 06/15/25 (Call 03/15/25)	9,136	8,903,172
5.15%, 03/15/28 (Call 02/15/28)	6,935	6,984,677
Fells Point Funding Trust, 3.05%, 01/31/27
(Call 12/31/26)(a)	7,278	6,767,094
FirstEnergy Transmission LLC, 4.35%, 01/15/25
(Call 10/15/24)(a)	8,312	8,116,880
Florida Power & Light Co.
2.85%, 04/01/25 (Call 03/01/25)	12,257	11,838,976
3.13%, 12/01/25 (Call 06/01/25)	6,516	6,271,776
4.40%, 05/15/28 (Call 03/15/28)(b)	13,115	13,010,818
4.45%, 05/15/26 (Call 04/15/26)(b)	1,875	1,864,490
5.05%, 04/01/28 (Call 03/01/28)(b)	6,560	6,704,371
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)(b)	9,381	8,755,003
Georgia Power Co.
3.25%, 04/01/26 (Call 01/01/26)(b)	1,554	1,481,192
3.25%, 03/30/27 (Call 12/30/26)(b)	2,510	2,375,964
4.65%, 05/16/28(b)	5,350	5,291,929
Series A, 2.20%, 09/15/24 (Call 08/15/24)	7,269	6,959,659
Gulf Power Co., Series A, 3.30%, 05/30/27
(Call 02/28/27)	1,143	1,092,817
Iberdrola International BV, 5.81%, 03/15/25	1,775	1,791,566
Indiana Michigan Power Co., 3.85%, 05/15/28
(Call 02/15/28)	100	96,056
Infraestructura Energetica Nova SAB de CV, 3.75%,
01/14/28(a)	120	109,050
Interstate Power & Light Co.
3.25%, 12/01/24 (Call 09/01/24)	6,025	5,837,372
3.40%, 08/15/25 (Call 05/15/25)	124	117,929
Security	Par (000)	Value

Electric (continued)
IPALCO Enterprises Inc., 3.70%, 09/01/24
(Call 07/01/24)(b)	$3,761	$3,637,171
Israel Electric Corp. Ltd., Series 6, 5.00%, 11/12/24(a)(f)	13,375	13,193,208
ITC Holdings Corp.
3.25%, 06/30/26 (Call 03/30/26)	4,189	3,972,732
3.35%, 11/15/27 (Call 08/15/27)(b)	3,589	3,365,560
4.95%, 09/22/27 (Call 08/22/27)(a)(b)	7,697	7,665,899
Jersey Central Power & Light Co., 4.30%, 01/15/26
(Call 10/15/25)(a)(b)	6,135	5,991,729
Kallpa Generacion SA
4.13%, 08/16/27 (Call 05/16/27)(a)	3,600	3,330,914
4.88%, 05/24/26 (Call 02/24/26)(a)(b)	300	291,000
Kentucky Utilities Co., 3.30%, 10/01/25
(Call 07/01/25)(b)	1,943	1,855,830
Korea East-West Power Co. Ltd.
1.75%, 05/06/25(a)(b)	8,599	8,033,366
3.60%, 05/06/25(a)	250	242,519
Korea Electric Power Corp., 2.50%, 06/24/24(a)(b)	2,395	2,326,862
Korea Southern Power Co. Ltd., 0.75%, 01/27/26(a)	1,430	1,272,678
Louisville Gas & Electric Co., Series 25, 3.30%,
10/01/25 (Call 07/01/25)(b)	950	917,137
Metropolitan Edison Co.
4.00%, 04/15/25(a)(b)	1,041	999,260
5.20%, 04/01/28 (Call 03/01/28)(a)(b)	4,075	4,105,941
MidAmerican Energy Co.
3.10%, 05/01/27 (Call 02/01/27)	3,410	3,235,597
3.50%, 10/15/24 (Call 07/15/24)(b)	6,809	6,658,880
Mid-Atlantic Interstate Transmission LLC, 4.10%,
05/15/28 (Call 02/15/28)(a)	195	187,517
Mississippi Power Co., 3.95%, 03/30/28
(Call 12/30/27)(b)	705	670,720
Monongahela Power Co., 3.55%, 05/15/27
(Call 02/15/27)(a)(b)	2,397	2,273,147
National Rural Utilities Cooperative Finance Corp.
1.00%, 06/15/26 (Call 05/15/26)	5,461	4,879,938
1.88%, 02/07/25(b)	5,450	5,175,572
2.85%, 01/27/25 (Call 10/27/24)(b)	4,526	4,367,612
3.05%, 04/25/27 (Call 01/25/27)(b)	3,250	3,062,263
3.25%, 11/01/25 (Call 08/01/25)	3,192	3,063,123
3.40%, 02/07/28 (Call 11/07/27)	6,150	5,805,690
3.45%, 06/15/25	3,771	3,645,342
4.45%, 03/13/26 (Call 02/13/26)(b)	4,710	4,681,085
4.80%, 03/15/28 (Call 02/15/28)(b)	5,420	5,429,790
5.45%, 10/30/25(b)	4,840	4,886,435
Series D, 1.00%, 10/18/24	4,155	3,917,324
New York State Electric & Gas Corp., 3.25%, 12/01/26
(Call 09/01/26)(a)(b)	625	591,574
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27 (Call 12/15/26)	10,527	9,455,942
3.55%, 05/01/27 (Call 02/01/27)	12,557	11,899,559
3.80%, 03/15/82 (Call 03/15/27),
(5-year CMT + 2.547%)(b)(c)	2,415	2,006,321
4.20%, 06/20/24	9,875	9,736,243
4.26%, 09/01/24	15,710	15,468,491
4.45%, 06/20/25(b)	10,105	9,996,650
4.63%, 07/15/27 (Call 06/15/27)	13,928	13,833,079
4.90%, 02/28/28 (Call 01/28/28)(b)	15,755	15,688,126
6.05%, 03/01/25	3,710	3,751,026
Niagara Mohawk Power Corp., 3.51%, 10/01/24
(Call 07/01/24)(a)	4,729	4,557,470
NRG Energy Inc.
2.00%, 12/02/25 (Call 11/02/25)(a)(b)	4,908	4,397,951

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
2.45%, 12/02/27 (Call 10/02/27)(a)(b)	$5,615	$4,774,949
3.75%, 06/15/24 (Call 05/15/24)(a)(b)	5,567	5,392,446
NSTAR Electric Co.
2.70%, 06/01/26 (Call 03/01/26)(b)	203	189,826
3.20%, 05/15/27 (Call 02/15/27)(b)	3,091	2,937,897
3.25%, 11/15/25 (Call 08/15/25)	50	47,834
Oncor Electric Delivery Co. LLC
0.55%, 10/01/25 (Call 09/01/25)	5,425	4,907,552
2.95%, 04/01/25 (Call 01/01/25)	2,477	2,384,489
4.30%, 05/15/28(a)	210	207,331
Pacific Gas and Electric Co.
2.10%, 08/01/27 (Call 06/01/27)(b)	8,053	6,969,388
2.95%, 03/01/26 (Call 12/01/25)(b)	4,964	4,589,197
3.15%, 01/01/26	14,968	13,995,641
3.30%, 03/15/27 (Call 12/15/26)	2,170	1,984,369
3.30%, 12/01/27 (Call 09/01/27)(b)	5,705	5,089,378
3.40%, 08/15/24 (Call 05/15/24)(b)	4,056	3,939,669
3.45%, 07/01/25(b)	6,624	6,298,619
3.50%, 06/15/25 (Call 03/15/25)(b)	4,954	4,751,649
4.95%, 06/08/25	4,080	4,010,807
5.45%, 06/15/27 (Call 05/15/27)	6,490	6,391,480
PacifiCorp, 3.35%, 07/01/25 (Call 04/01/25)	1,550	1,484,035
PECO Energy Co., 3.15%, 10/15/25 (Call 07/15/25)(b)	2,036	1,976,018
Pennsylvania Electric Co.
3.25%, 03/15/28 (Call 12/15/27)(a)	1,045	959,728
5.15%, 03/30/26(a)(b)	755	750,277
Perusahaan Listrik Negara PT, 4.13%, 05/15/27(a)	12,097	11,582,877
Pinnacle West Capital Corp., 1.30%, 06/15/25
(Call 05/15/25)	6,309	5,781,608
PPL Capital Funding Inc., 3.10%, 05/15/26
(Call 02/15/26)(b)	6,183	5,875,870
Public Service Co. of Colorado, 2.90%, 05/15/25
(Call 11/15/24)	3,250	3,117,546
Public Service Co. of New Mexico, 3.85%, 08/01/25
(Call 05/01/25)	1,485	1,423,231
Public Service Electric & Gas Co.
0.95%, 03/15/26 (Call 02/15/26)(b)	3,962	3,593,039
2.25%, 09/15/26 (Call 06/15/26)(b)	3,963	3,659,399
3.00%, 05/15/25 (Call 02/15/25)(b)	1,853	1,787,148
3.00%, 05/15/27 (Call 02/15/27)	3,234	3,053,553
3.05%, 11/15/24 (Call 08/15/24)	735	713,957
3.15%, 08/15/24 (Call 05/15/24)(b)	333	324,215
3.70%, 05/01/28 (Call 02/01/28)	300	288,052
Public Service Enterprise Group Inc.
0.80%, 08/15/25 (Call 07/15/25)(b)	6,504	5,926,507
2.88%, 06/15/24 (Call 05/15/24)	9,438	9,162,027
5.85%, 11/15/27 (Call 10/15/27)	4,640	4,789,483
Puget Energy Inc., 3.65%, 05/15/25 (Call 02/15/25)(b)	5,382	5,185,626
Rochester Gas and Electric Corp., 3.10%, 06/01/27
(Call 03/01/27)(a)	1,465	1,370,589
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)(b)	3,810	3,606,423
6.00%, 06/01/26(b)	1,995	2,067,994
Sempra Energy
3.25%, 06/15/27 (Call 03/15/27)(b)	5,118	4,776,240
3.30%, 04/01/25 (Call 03/01/25)	1,645	1,583,496
3.40%, 02/01/28 (Call 11/01/27)	3,775	3,513,248
4.13%, 04/01/52 (Call 01/01/27),
(5-year CMT + 2.868%)(c)	8,505	6,894,575
Sierra Pacific Power Co., 2.60%, 05/01/26
(Call 02/01/26)	4,181	3,934,102
Security	Par (000)	Value

Electric (continued)
Southern California Edison Co.
4.90%, 06/01/26 (Call 05/01/26)	$2,455	$2,437,725
5.30%, 03/01/28 (Call 02/01/28)(b)	1,025	1,043,562
5.85%, 11/01/27 (Call 10/01/27)	4,400	4,557,371
Series 2020-C, 1.20%, 02/01/26 (Call 01/01/26)(b)	3,174	2,862,779
Series B, 3.65%, 03/01/28 (Call 12/01/27)(b)	10	9,458
Series C, 4.20%, 06/01/25	3,180	3,122,585
Series D, 4.70%, 06/01/27 (Call 05/01/27)	7,400	7,360,111
Series E, 3.70%, 08/01/25 (Call 06/01/25)(b)	7,450	7,238,166
Series K, 0.98%, 08/01/24(b)	4,885	4,635,468
Southern Co. (The)
3.25%, 07/01/26 (Call 04/01/26)	14,912	14,174,681
4.48%, 08/01/24(b)(e)	1,970	1,940,982
4.85%, 06/15/28 (Call 04/15/28)	4,660	4,603,454
5.11%, 08/01/27(b)	6,923	6,907,468
5.15%, 10/06/25(b)	4,335	4,341,562
Series 21-A, 3.75%, 09/15/51 (Call 06/15/26),
(5-year CMT + 2.915%)(b)(c)	6,485	5,501,550
Series 21-B, 1.75%, 03/15/28 (Call 01/15/28)	3,285	2,824,858
Series B, 4.00%, 01/15/51 (Call 10/15/25),
(5-year CMT + 3.733%)(c)	9,525	8,874,728
Southern Power Co.
0.90%, 01/15/26 (Call 12/15/25)	4,758	4,300,268
4.15%, 12/01/25 (Call 09/01/25)(b)	5,233	5,135,556
Southwestern Electric Power Co.
Series K, 2.75%, 10/01/26 (Call 07/01/26)	3,483	3,218,713
Series N, 1.65%, 03/15/26 (Call 02/15/26)	4,453	4,045,851
SP PowerAssets Ltd.
3.00%, 09/26/27(a)	98	92,748
3.25%, 11/24/25(a)(b)	1,528	1,467,128
State Grid Overseas Investment BVI Ltd, 3.50%, 05/04/27(a)(b)	13,899	13,437,805
State Grid Overseas Investment BVI Ltd., 2.88%, 05/18/26(a)	60	56,663
System Energy Resources Inc., 6.00%, 04/15/28
(Call 03/15/28)	5,385	5,467,251
Tampa Electric Co., 3.88%, 07/12/24(b)	4,930	4,851,293
Three Gorges Finance I Cayman Islands Ltd.
1.30%, 09/22/25 (Call 08/22/25)(a)	8,805	8,104,123
3.15%, 06/02/26(a)	5,205	4,957,616
3.70%, 06/10/25(a)(b)	1,574	1,530,349
Trans-Allegheny Interstate Line Co., 3.85%, 06/01/25
(Call 03/01/25)(a)	2,663	2,583,778
Transelec SA, 4.25%, 01/14/25 (Call 10/14/24)(a)(b)	650	632,984
Tucson Electric Power Co., 3.05%, 03/15/25
(Call 12/15/24)	2,320	2,233,102
Union Electric Co., 2.95%, 06/15/27 (Call 03/15/27)(b)	2,851	2,691,870
Virginia Electric & Power Co.
Series A, 3.10%, 05/15/25 (Call 02/15/25)(b)	3,513	3,379,095
Series A, 3.15%, 01/15/26 (Call 10/15/25)(b)	6,914	6,657,362
Series A, 3.50%, 03/15/27 (Call 12/15/26)	5,683	5,438,298
Series A, 3.80%, 04/01/28 (Call 01/01/28)	3,905	3,736,552
Series B, 2.95%, 11/15/26 (Call 08/15/26)	3,334	3,122,631
Series B, 3.75%, 05/15/27 (Call 04/15/27)(b)	4,609	4,463,542
Vistra Operations Co. LLC
3.55%, 07/15/24 (Call 06/15/24)(a)	14,062	13,610,356
3.70%, 01/30/27 (Call 11/30/26)(a)	6,802	6,302,129
5.13%, 05/13/25(a)(b)	4,712	4,600,150
WEC Energy Group Inc.
1.38%, 10/15/27 (Call 08/15/27)	2,033	1,750,644
4.75%, 01/09/26 (Call 12/09/25)	8,680	8,633,915

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.75%, 01/15/28 (Call 12/15/27)(b)	$4,505	$4,452,290
5.00%, 09/27/25 (Call 08/27/25)(b)	4,795	4,792,145
5.15%, 10/01/27 (Call 09/01/27)	4,100	4,132,817
Wisconsin Electric Power Co.
2.05%, 12/15/24 (Call 11/15/24)	4,138	3,949,008
3.10%, 06/01/25 (Call 03/01/25)(b)	700	671,937
Wisconsin Power and Light Co., 3.05%, 10/15/27
(Call 07/15/27)	694	647,551
Wisconsin Public Service Corp., 5.35%, 11/10/25
(Call 10/10/25)(b)	3,532	3,559,192
Xcel Energy Inc.
1.75%, 03/15/27 (Call 02/15/27)	5,144	4,604,857
3.30%, 06/01/25 (Call 12/01/24)(b)	4,781	4,609,419
3.35%, 12/01/26 (Call 06/01/26)	3,910	3,716,796
		1,332,742,667
Electrical Components & Equipment — 0.1%
Emerson Electric Co.
0.88%, 10/15/26 (Call 09/15/26)(b)	7,122	6,326,170
1.80%, 10/15/27 (Call 08/15/27)(b)	974	869,808
3.15%, 06/01/25 (Call 03/01/25)	2,884	2,788,214
Molex Electronic Technologies LLC, 3.90%, 04/15/25
(Call 01/15/25)(a)(b)	2,715	2,608,218
		12,592,410
Electronics — 0.7%
Agilent Technologies Inc., 3.05%, 09/22/26
(Call 06/22/26)(b)	1,526	1,425,704
Allegion U.S. Holding Co. Inc.
3.20%, 10/01/24 (Call 08/01/24)	4,161	4,016,631
3.55%, 10/01/27 (Call 07/01/27)(b)	1,150	1,078,778
Amphenol Corp.
2.05%, 03/01/25 (Call 02/01/25)	4,373	4,139,024
4.75%, 03/30/26(b)	670	667,031
Arrow Electronics Inc.
3.25%, 09/08/24 (Call 07/08/24)(b)	5,790	5,608,757
3.88%, 01/12/28 (Call 10/12/27)(b)	4,185	3,898,328
4.00%, 04/01/25 (Call 01/01/25)	1,161	1,127,630
6.13%, 03/01/26 (Call 03/01/24)	3,030	3,034,038
Avnet Inc.
4.63%, 04/15/26 (Call 01/15/26)	5,185	5,039,356
6.25%, 03/15/28 (Call 02/15/28)	4,585	4,633,034
Flex Ltd.
3.75%, 02/01/26 (Call 01/01/26)	5,275	5,026,645
4.75%, 06/15/25 (Call 03/15/25)	4,865	4,762,524
6.00%, 01/15/28 (Call 12/15/27)	3,180	3,236,456
Fortive Corp., 3.15%, 06/15/26 (Call 03/15/26)(b)	7,775	7,366,757
Honeywell International Inc.
1.10%, 03/01/27 (Call 02/01/27)(b)	21,040	18,725,062
1.35%, 06/01/25 (Call 05/01/25)(b)	11,195	10,491,238
2.30%, 08/15/24 (Call 07/15/24)(b)	7,222	6,993,177
2.50%, 11/01/26 (Call 08/01/26)(b)	6,647	6,271,308
4.85%, 11/01/24	3,395	3,399,888
4.95%, 02/15/28 (Call 01/15/28)(b)	8,735	8,942,297
Hubbell Inc.
3.15%, 08/15/27 (Call 05/15/27)(b)	605	565,968
3.35%, 03/01/26 (Call 12/01/25)(b)	2,108	2,019,264
3.50%, 02/15/28 (Call 11/15/27)(b)	650	609,343
Jabil Inc.
1.70%, 04/15/26 (Call 03/15/26)	4,476	4,028,635
3.95%, 01/12/28 (Call 10/12/27)	890	834,034
4.25%, 05/15/27 (Call 04/15/27)(b)	6,940	6,686,575
Security	Par (000)	Value

Electronics (continued)
Keysight Technologies Inc.
4.55%, 10/30/24 (Call 07/30/24)	$6,180	$6,084,651
4.60%, 04/06/27 (Call 01/06/27)(b)	5,277	5,247,843
Legrand France SA, 8.50%, 02/15/25	4,339	4,585,730
TD SYNNEX Corp.
1.25%, 08/09/24 (Call 06/12/23)	6,434	6,068,083
1.75%, 08/09/26 (Call 07/09/26)	5,639	4,909,565
Trimble Inc., 4.75%, 12/01/24 (Call 09/01/24)(b)	5,034	4,975,162
Tyco Electronics Group SA
3.13%, 08/15/27 (Call 05/15/27)(b)	2,284	2,137,068
3.45%, 08/01/24 (Call 05/01/24)	1,657	1,622,803
3.70%, 02/15/26 (Call 11/15/25)(b)	3,495	3,405,861
4.50%, 02/13/26(b)	3,940	3,918,470
Vontier Corp.
1.80%, 04/01/26 (Call 03/01/26)	4,272	3,797,970
2.40%, 04/01/28 (Call 02/01/28)	5	4,191
		171,384,879
Engineering & Construction — 0.1%
Mexico City Airport Trust, 4.25%, 10/31/26
(Call 07/31/26)(a)(b)	5,959	5,728,089
St Engineering Urban Solutions USA Inc., 3.38%,
05/05/27 (Call 02/05/27)(a)(b)	7,025	6,760,358
Sydney Airport Finance Co. Pty Ltd.
3.38%, 04/30/25 (Call 01/30/25)(a)(b)	1,729	1,666,497
3.63%, 04/28/26 (Call 01/28/26)(a)(b)	8,026	7,699,657
		21,854,601
Entertainment — 0.2%
Warnermedia Holdings Inc.
3.64%, 03/15/25	14,047	13,594,431
3.76%, 03/15/27 (Call 02/15/27)(b)	31,405	29,430,614
3.79%, 03/15/25 (Call 06/12/23)(b)	3,647	3,525,145
6.41%, 03/15/26 (Call 03/15/24)	3,165	3,172,058
		49,722,248
Environmental Control — 0.1%
Republic Services Inc.
0.88%, 11/15/25 (Call 10/15/25)(b)	3,461	3,141,055
2.50%, 08/15/24 (Call 07/15/24)	7,046	6,814,775
2.90%, 07/01/26 (Call 04/01/26)(b)	2,629	2,484,783
3.20%, 03/15/25 (Call 12/15/24)(b)	4,894	4,738,103
3.38%, 11/15/27 (Call 08/15/27)(b)	2,515	2,392,477
3.95%, 05/15/28 (Call 02/15/28)	5,500	5,293,614
Waste Management Inc.
0.75%, 11/15/25 (Call 10/15/25)(b)	4,615	4,188,356
1.15%, 03/15/28 (Call 01/15/28)(b)	65	55,344
3.13%, 03/01/25 (Call 12/01/24)(b)	3,145	3,053,739
3.15%, 11/15/27 (Call 08/15/27)(b)	3,026	2,863,428
		35,025,674
Food — 1.5%
Campbell Soup Co.
3.30%, 03/19/25 (Call 12/19/24)(b)	3,262	3,152,275
3.95%, 03/15/25 (Call 01/15/25)(b)	7,661	7,497,122
4.15%, 03/15/28 (Call 12/15/27)	5,715	5,549,974
Cencosud SA
4.38%, 07/17/27 (Call 04/17/27)(a)	4,195	4,020,613
5.15%, 02/12/25 (Call 11/12/24)(a)(b)	1,726	1,715,731
Conagra Brands Inc.
1.38%, 11/01/27 (Call 09/01/27)	7,349	6,278,536
4.60%, 11/01/25 (Call 09/01/25)	9,762	9,679,341
7.13%, 10/01/26	1,225	1,294,714

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
Danone SA, 2.95%, 11/02/26 (Call 08/02/26)(a)(b)	$11,709	$11,104,463
Flowers Foods Inc., 3.50%, 10/01/26 (Call 07/01/26)(b)	1,215	1,152,997
General Mills Inc.
3.20%, 02/10/27 (Call 11/10/26)(b)	5,034	4,797,852
4.00%, 04/17/25 (Call 02/17/25)(b)	8,048	7,897,244
4.20%, 04/17/28 (Call 01/17/28)	5,635	5,520,983
5.24%, 11/18/25 (Call 11/18/23)	1,530	1,530,495
Gruma SAB de CV, 4.88%, 12/01/24 (Call 09/01/24)(a)	200	198,750
Grupo Bimbo SAB de CV, 3.88%, 06/27/24(a)	4,685	4,616,211
Hershey Co. (The)
0.90%, 06/01/25 (Call 05/01/25)(b)	4,593	4,266,725
2.05%, 11/15/24 (Call 10/15/24)	4,363	4,196,069
2.30%, 08/15/26 (Call 05/15/26)(b)	4,109	3,873,593
3.20%, 08/21/25 (Call 05/21/25)(b)	1,740	1,683,049
4.25%, 05/04/28(b)	605	604,723
Ingredion Inc., 3.20%, 10/01/26 (Call 07/01/26)	3,127	2,942,506
JBS USA LUX SA/JBS USA Food Co./JBS USA
Finance Inc.
2.50%, 01/15/27 (Call 12/15/26)(a)	6,780	5,924,025
5.13%, 02/01/28 (Call 01/01/28)(a)(b)	6,945	6,692,345
JM Smucker Co. (The)
3.38%, 12/15/27 (Call 09/15/27)(b)	2,780	2,618,073
3.50%, 03/15/25(b)	9,738	9,461,175
Kellogg Co.
3.25%, 04/01/26(b)	7,071	6,761,595
3.40%, 11/15/27 (Call 08/15/27)(b)	2,380	2,250,273
4.30%, 05/15/28 (Call 02/15/28)	5,100	4,983,976
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)(b)	14,200	13,468,525
3.88%, 05/15/27 (Call 02/15/27)	10,387	10,060,691
Kroger Co. (The)
2.65%, 10/15/26 (Call 07/15/26)(b)	6,096	5,702,585
3.50%, 02/01/26 (Call 11/01/25)	5,127	4,959,114
3.70%, 08/01/27 (Call 05/01/27)(b)	4,630	4,458,468
Mars Inc.
0.88%, 07/16/26 (Call 06/16/26)(a)	3,173	2,832,582
2.70%, 04/01/25 (Call 03/01/25)(a)(b)	6,632	6,367,031
4.55%, 04/20/28 (Call 03/20/28)(a)	5,870	5,859,724
McCormick & Co. Inc./MD
0.90%, 02/15/26 (Call 01/15/26)(b)	4,563	4,086,560
3.15%, 08/15/24 (Call 06/15/24)	8,210	7,984,048
3.25%, 11/15/25 (Call 08/15/25)(b)	2,555	2,431,519
3.40%, 08/15/27 (Call 05/15/27)	5,003	4,715,118
Mondelez International Holdings Netherlands BV
0.75%, 09/24/24(a)	5,176	4,868,882
1.25%, 09/24/26 (Call 08/24/26)(a)(b)	3,850	3,412,828
2.25%, 09/19/24 (Call 08/19/24)(a)(b)	5,159	4,946,358
4.25%, 09/15/25(a)	3,405	3,337,460
Mondelez International Inc.
1.50%, 05/04/25 (Call 04/04/25)	7,730	7,251,564
2.63%, 03/17/27 (Call 02/17/27)(b)	3,570	3,325,619
Nestle Holdings Inc.
0.61%, 09/14/24 (Call 09/14/23)(a)(b)	11,653	11,004,226
0.63%, 01/15/26 (Call 12/15/25)(a)(b)	6,407	5,790,531
1.00%, 09/15/27 (Call 07/15/27)(a)(b)	5,823	5,068,239
1.15%, 01/14/27 (Call 12/14/26)(a)(b)	4,718	4,200,748
3.50%, 09/24/25 (Call 07/24/25)(a)	7,775	7,565,721
4.00%, 09/12/25(a)(b)	5,035	4,964,763
4.13%, 10/01/27 (Call 09/01/27)(a)(b)	3,170	3,134,670
5.00%, 03/14/28 (Call 02/14/28)(a)(b)	8,780	8,991,942
Security	Par (000)	Value

Food (continued)
5.25%, 03/13/26(a)(b)	$8,265	$8,393,497
Sigma Alimentos SA de CV, 4.13%, 05/02/26
(Call 02/02/26)(a)	8,114	7,821,896
Sigma Finance Netherlands BV, 4.88%, 03/27/28
(Call 12/27/27)(a)	80	78,149
Smithfield Foods Inc., 4.25%, 02/01/27
(Call 11/01/26)(a)(b)	4,740	4,464,792
Sysco Corp.
3.25%, 07/15/27 (Call 04/15/27)	5,263	4,960,650
3.30%, 07/15/26 (Call 04/15/26)	7,457	7,121,718
3.75%, 10/01/25 (Call 07/01/25)(b)	7,578	7,376,268
Tyson Foods Inc.
3.55%, 06/02/27 (Call 03/02/27)	10,197	9,642,502
3.95%, 08/15/24 (Call 05/15/24)(b)	12,356	12,168,234
4.00%, 03/01/26 (Call 01/01/26)(b)	7,691	7,471,488
Walmart Inc., 3.90%, 09/09/25	12,155	12,032,107
		364,586,245
Forest Products & Paper — 0.2%
Celulosa Arauco y Constitucion SA
3.88%, 11/02/27 (Call 08/02/27)(b)	4,315	3,987,639
4.50%, 08/01/24 (Call 05/01/24)(b)	2,286	2,263,014
Fibria Overseas Finance Ltd.
4.00%, 01/14/25 (Call 11/14/24)	3,548	3,475,266
5.50%, 01/17/27(b)	4,245	4,264,102
Georgia-Pacific LLC
0.95%, 05/15/26 (Call 04/15/26)(a)(b)	7,125	6,359,118
1.75%, 09/30/25 (Call 08/30/25)(a)(b)	7,725	7,149,974
2.10%, 04/30/27 (Call 02/28/27)(a)(b)	3,510	3,210,233
3.60%, 03/01/25 (Call 12/01/24)(a)(b)	5,741	5,587,190
Inversiones CMPC SA, 4.38%, 04/04/27(a)	2,273	2,196,077
Smurfit Kappa Treasury Funding DAC, 7.50%, 11/20/25(b)	5,344	5,558,358
Suzano Austria GmbH, 5.75%, 07/14/26(a)	315	319,253
UPM-Kymmene OYJ, 7.45%, 11/26/27(a)	1,000	1,060,507
		45,430,731
Gas — 0.5%
APA Infrastructure Ltd.
4.20%, 03/23/25 (Call 12/23/24)(a)(b)	7,977	7,785,772
4.25%, 07/15/27 (Call 04/15/27)(a)(b)	4,770	4,590,984
Atmos Energy Corp., 3.00%, 06/15/27 (Call 03/15/27)	2,858	2,686,320
Boston Gas Co., 3.15%, 08/01/27 (Call 05/01/27)(a)(b)	3,295	3,021,038
Brooklyn Union Gas Co. (The)
3.41%, 03/10/26 (Call 12/10/25)(a)	4,031	3,787,121
4.63%, 08/05/27 (Call 07/05/27)(a)	2,525	2,438,416
CenterPoint Energy Resources Corp.
4.00%, 04/01/28 (Call 01/01/28)	300	290,913
5.25%, 03/01/28 (Call 02/01/28)	5,820	5,916,915
East Ohio Gas Co. (The), 1.30%, 06/15/25
(Call 05/15/25)(a)	5,744	5,289,155
Eastern Energy Gas Holdings LLC
3.60%, 12/15/24 (Call 09/15/24)	3,795	3,667,292
Series A, 2.50%, 11/15/24 (Call 10/15/24)	7,603	7,305,703
KeySpan Gas East Corp., 2.74%, 08/15/26
(Call 05/15/26)(a)(b)	5,983	5,491,487
National Fuel Gas Co.
3.95%, 09/15/27 (Call 06/15/27)(b)	2,218	2,075,310
5.20%, 07/15/25 (Call 04/15/25)(b)	1,331	1,317,592
5.50%, 01/15/26 (Call 12/15/25)(b)	5,540	5,498,735
5.50%, 10/01/26	2,580	2,544,711
NiSource Inc.
0.95%, 08/15/25 (Call 07/15/25)(b)	11,928	10,880,325

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Gas (continued)
3.49%, 05/15/27 (Call 02/15/27)	$5,623	$5,328,532
5.25%, 03/30/28 (Call 02/29/28)	5,885	5,928,723
Southern California Gas Co.
2.95%, 04/15/27 (Call 03/15/27)(b)	7,000	6,606,464
3.15%, 09/15/24 (Call 06/15/24)(b)	3,863	3,771,702
3.20%, 06/15/25 (Call 03/15/25)(b)	2,506	2,414,270
Series TT, 2.60%, 06/15/26 (Call 03/15/26)(b)	5,700	5,354,140
Southern Co. Gas Capital Corp.
3.25%, 06/15/26 (Call 03/15/26)	5,085	4,840,358
3.88%, 11/15/25 (Call 08/15/25)(b)	2,085	2,012,107
Southwest Gas Corp.
5.45%, 03/23/28 (Call 02/23/28)	5,155	5,167,665
5.80%, 12/01/27 (Call 11/01/27)(b)	360	368,398
		116,380,148
Hand & Machine Tools — 0.1%
Regal Rexnord Corp.
6.05%, 02/15/26(a)(b)	3,600	3,607,820
6.05%, 04/15/28 (Call 03/15/28)(a)	10,460	10,336,972
Snap-on Inc., 3.25%, 03/01/27 (Call 12/01/26)	558	531,948
Stanley Black & Decker Inc., 6.27%, 03/06/26
(Call 03/06/24)(b)	950	957,271
Stanley Black & Decker Inc.
2.30%, 02/24/25 (Call 06/12/23)(b)	2,800	2,661,506
3.40%, 03/01/26 (Call 01/01/26)(b)	4,554	4,345,486
4.00%, 03/15/60 (Call 03/15/25),
(5-year CMT + 2.657%)(b)(c)	5,732	4,270,395
6.00%, 03/06/28 (Call 02/06/28)	8,680	8,883,798
		35,595,196
Health Care - Products — 0.8%
Abbott Laboratories
1.15%, 01/30/28 (Call 11/30/27)(b)	995	873,270
2.95%, 03/15/25 (Call 12/15/24)(b)	9,045	8,808,700
3.75%, 11/30/26 (Call 08/30/26)(b)	14,650	14,452,517
3.88%, 09/15/25 (Call 06/15/25)(b)	5,340	5,256,325
Alcon Finance Corp., 2.75%, 09/23/26
(Call 07/23/26)(a)	4,879	4,532,117
Baxter International Inc.
1.32%, 11/29/24	6,988	6,563,508
1.92%, 02/01/27 (Call 01/01/27)	12,277	10,941,896
2.27%, 12/01/28 (Call 10/01/28)	2,425	2,088,922
2.60%, 08/15/26 (Call 05/15/26)	3,565	3,303,089
Boston Scientific Corp.
1.90%, 06/01/25 (Call 05/01/25)(b)	6,676	6,308,935
3.75%, 03/01/26 (Call 01/01/26)(b)	432	418,484
Danaher Corp., 3.35%, 09/15/25 (Call 06/15/25)(b)	6,060	5,871,574
DH Europe Finance II Sarl, 2.20%, 11/15/24
(Call 10/15/24)	7,526	7,211,707
GE Healthcare Holding LLC
5.55%, 11/15/24(a)(b)	9,860	9,847,554
5.60%, 11/15/25 (Call 10/15/25)(a)(b)	7,800	7,820,038
5.65%, 11/15/27 (Call 10/15/27)(a)	13,305	13,573,601
Medtronic Global Holdings SCA, 4.25%, 03/30/28
(Call 02/29/28)	15,065	14,861,749
Olympus Corp., 2.14%, 12/08/26 (Call 11/08/26)(a)	2,427	2,185,451
Revvity Inc., 0.85%, 09/15/24 (Call 06/12/23)(b)	7,952	7,490,650
Stryker Corp.
1.15%, 06/15/25 (Call 05/15/25)(b)	5,803	5,366,867
3.38%, 11/01/25 (Call 08/01/25)(b)	6,544	6,308,788
3.50%, 03/15/26 (Call 12/15/25)(b)	7,906	7,648,385
3.65%, 03/07/28 (Call 12/07/27)(b)	4,335	4,147,287
Security	Par (000)	Value

Health Care - Products (continued)
Thermo Fisher Scientific Inc.
1.22%, 10/18/24 (Call 06/12/23)	$18,407	$17,462,224
4.80%, 11/21/27 (Call 10/21/27)(b)	7,085	7,216,364
Zimmer Biomet Holdings Inc.
1.45%, 11/22/24 (Call 07/03/23)	7,750	7,312,880
3.05%, 01/15/26 (Call 12/15/25)	5,817	5,539,177
3.55%, 04/01/25 (Call 01/01/25)	7,374	7,138,833
		200,550,892
Health Care - Services — 1.8%
Aetna Inc., 3.50%, 11/15/24 (Call 08/15/24)	9,687	9,442,695
Blue Cross and Blue Shield of Minnesota, 3.79%, 05/01/25 (Call 02/01/25)(a)	3,307	3,155,065
Centene Corp., 4.25%, 12/15/27 (Call 06/16/23)(b)	17,408	16,359,690
CommonSpirit Health
1.55%, 10/01/25 (Call 07/01/25)	4,107	3,766,197
2.76%, 10/01/24 (Call 07/01/24)	4,001	3,867,329
Dignity Health, 3.81%, 11/01/24	219	214,325
Elevance Health Inc.
1.50%, 03/15/26 (Call 02/15/26)	6,433	5,875,064
2.38%, 01/15/25 (Call 12/15/24)	12,310	11,761,238
3.35%, 12/01/24 (Call 10/01/24)	9,043	8,785,749
3.50%, 08/15/24 (Call 05/15/24)(b)	8,595	8,403,870
3.65%, 12/01/27 (Call 09/01/27)	11,631	11,088,108
4.10%, 03/01/28 (Call 12/01/27)(b)	9,140	8,888,564
4.90%, 02/08/26 (Call 02/08/24)(b)	6,695	6,660,320
5.35%, 10/15/25 (Call 09/15/25)(b)	3,870	3,896,847
Fresenius Medical Care U.S. Finance II Inc., 4.75%,
10/15/24 (Call 07/17/24)(a)	4,313	4,246,836
Fresenius Medical Care U.S. Finance III Inc., 1.88%,
12/01/26 (Call 11/01/26)(a)	6,615	5,753,176
HCA Inc.
3.13%, 03/15/27 (Call 02/15/27)(a)	8,314	7,693,504
4.50%, 02/15/27 (Call 08/15/26)	9,270	9,037,331
5.20%, 06/01/28	4,865	4,834,918
5.25%, 04/15/25	13,001	12,896,158
5.25%, 06/15/26 (Call 12/15/25)	12,531	12,442,989
5.38%, 02/01/25	20,721	20,576,851
5.38%, 09/01/26 (Call 03/01/26)	8,637	8,598,918
5.88%, 02/15/26 (Call 08/15/25)	12,915	12,973,656
7.69%, 06/15/25(b)	2,075	2,150,086
Health Care Service Corp. A Mutual Legal Reserve Co.,
1.50%, 06/01/25 (Call 05/01/25)(a)	6,016	5,554,631
Highmark Inc., 1.45%, 05/10/26 (Call 04/10/26)(a)(b)	6,049	5,436,066
Humana Inc.
1.35%, 02/03/27 (Call 01/03/27)	9,878	8,669,499
3.85%, 10/01/24 (Call 07/01/24)	6,658	6,522,667
3.95%, 03/15/27 (Call 12/15/26)	4,059	3,914,815
4.50%, 04/01/25 (Call 03/01/25)(b)	6,177	6,109,282
5.70%, 03/13/26 (Call 03/13/24)	180	180,564
5.75%, 03/01/28 (Call 02/01/28)(b)	1,075	1,113,331
IQVIA Inc., 5.70%, 05/15/28 (Call 04/15/28)(a)	3,790	3,808,950
Kaiser Foundation Hospitals, 3.15%, 05/01/27
(Call 02/01/27)	1,635	1,544,586
Laboratory Corp. of America Holdings
1.55%, 06/01/26 (Call 05/01/26)	4,765	4,281,632
2.30%, 12/01/24 (Call 11/01/24)	3,902	3,720,343
3.25%, 09/01/24 (Call 07/01/24)(b)	5,335	5,183,644
3.60%, 02/01/25 (Call 11/01/24)	8,247	8,003,640
3.60%, 09/01/27 (Call 06/01/27)(b)	3,410	3,249,834
PeaceHealth Obligated Group, Series 2020, 1.38%,
11/15/25 (Call 08/15/25)	1,931	1,752,431

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care - Services (continued)
Premier Health Partners, Series G, 2.91%, 11/15/26
(Call 05/15/26)	$762	$684,699
Providence St Joseph Health Obligated Group, Series H, 2.75%, 10/01/26 (Call 07/01/26)(b)	935	865,753
Quest Diagnostics Inc.
3.45%, 06/01/26 (Call 03/01/26)(b)	4,436	4,257,266
3.50%, 03/30/25 (Call 12/30/24)	6,099	5,905,757
Roche Holdings Inc.
0.99%, 03/05/26 (Call 02/05/26)(a)(b)	6,452	5,856,796
2.13%, 03/10/25 (Call 02/10/25)(a)(b)	5,415	5,177,783
2.31%, 03/10/27 (Call 02/10/27)(a)(b)	10,067	9,322,074
2.38%, 01/28/27 (Call 10/28/26)(a)(b)	6,413	6,011,157
2.63%, 05/15/26 (Call 02/15/26)(a)(b)	8,175	7,776,830
3.00%, 11/10/25 (Call 08/10/25)(a)(b)	3,482	3,353,244
3.35%, 09/30/24 (Call 06/30/24)(a)(b)	2,449	2,398,398
SSM Health Care Corp., Series A, 3.82%, 06/01/27
(Call 03/01/27)	285	271,808
Sutter Health, Series 20A, 1.32%, 08/15/25
(Call 05/15/25)	653	598,559
UnitedHealth Group Inc.
3.70%, 05/15/27 (Call 04/15/27)(b)	5,390	5,264,342
1.15%, 05/15/26 (Call 04/15/26)(b)	8,607	7,836,834
1.25%, 01/15/26(b)	4,174	3,833,415
2.38%, 08/15/24(b)	9,331	9,039,239
2.95%, 10/15/27(b)	5,449	5,136,634
3.10%, 03/15/26(b)	7,718	7,445,053
3.38%, 04/15/27(b)	4,781	4,592,219
3.45%, 01/15/27	7,022	6,785,543
3.70%, 12/15/25(b)	3,058	2,984,735
3.75%, 07/15/25	16,013	15,699,595
5.00%, 10/15/24(b)	9,740	9,754,581
5.15%, 10/15/25	6,245	6,326,504
5.25%, 02/15/28 (Call 01/15/28)(b)	7,490	7,709,064
Universal Health Services Inc., 1.65%, 09/01/26
(Call 08/01/26)	5,770	5,079,530
UPMC, Series D-1, 3.60%, 04/03/25	3,595	3,471,217
		425,854,028
Holding Companies - Diversified — 1.0%
Ares Capital Corp.
2.15%, 07/15/26 (Call 06/15/26)(b)	8,535	7,418,655
2.88%, 06/15/27 (Call 05/15/27)(b)	2,846	2,479,649
3.25%, 07/15/25 (Call 06/15/25)(b)	9,409	8,702,238
3.88%, 01/15/26 (Call 12/15/25)	9,701	9,004,122
4.20%, 06/10/24 (Call 05/10/24)(b)	7,965	7,767,085
4.25%, 03/01/25 (Call 01/01/25)(b)	5,778	5,505,233
Bain Capital Specialty Finance Inc.
2.55%, 10/13/26 (Call 09/13/26)(b)	3,250	2,771,575
2.95%, 03/10/26 (Call 02/10/26)(b)	3,334	2,955,131
Barings BDC Inc., 3.30%, 11/23/26 (Call 10/13/26)	2,600	2,275,138
Blackstone Private Credit Fund
1.75%, 09/15/24	4,070	3,804,843
2.35%, 11/22/24(b)	3,535	3,300,458
2.63%, 12/15/26 (Call 11/15/26)(b)	9,752	8,315,413
2.70%, 01/15/25 (Call 11/15/24)	5,310	4,948,653
3.25%, 03/15/27 (Call 02/15/27)	7,845	6,743,698
4.70%, 03/24/25(b)	6,330	6,108,423
7.05%, 09/29/25(b)	6,753	6,732,852
Blackstone Secured Lending Fund
2.13%, 02/15/27 (Call 01/15/27)	4,869	4,110,889
2.75%, 09/16/26 (Call 08/19/26)(b)	6,028	5,258,983
3.63%, 01/15/26 (Call 12/15/25)(b)	7,020	6,464,325
Security	Par (000)	Value

Holding Companies - Diversified (continued)
CK Hutchison International 16 Ltd., 2.75%, 10/03/26(a)	$4,630	$4,305,434
CK Hutchison International 17 II Ltd., 3.25%, 09/29/27(a)(b)	5,080	4,801,417
CK Hutchison International 17 Ltd., 3.50%, 04/05/27(a)(b)	2,869	2,753,756
CK Hutchison International 21 Ltd., 1.50%, 04/15/26
(Call 03/15/26)(a)(b)	5,625	5,110,382
CK Hutchison International 23 Ltd., 4.75%, 04/21/28(a)	5,110	5,134,518
Franklin BSP Lending Corp., 3.25%, 03/30/26
(Call 02/28/26)(b)	3,400	3,009,995
FS KKR Capital Corp.
1.65%, 10/12/24	4,310	3,986,801
2.63%, 01/15/27 (Call 12/15/26)(b)	2,281	1,941,345
3.25%, 07/15/27 (Call 06/15/27)(b)	2,869	2,459,694
3.40%, 01/15/26 (Call 12/15/25)	8,908	8,076,882
4.13%, 02/01/25 (Call 01/01/25)(b)	3,996	3,776,702
4.25%, 02/14/25 (Call 01/14/25)(a)(b)	3,758	3,560,301
4.63%, 07/15/24 (Call 06/15/24)	3,807	3,690,276
Fund of National Welfare Samruk-Kazyna JSC, 2.00%,
10/28/26 (Call 07/28/26)(a)	375	339,908
Goldman Sachs BDC Inc.
2.88%, 01/15/26 (Call 12/15/25)	5,495	5,029,096
3.75%, 02/10/25 (Call 01/10/25)(b)	4,230	4,084,435
Golub Capital BDC Inc.
2.05%, 02/15/27 (Call 01/15/27)(b)	4,711	3,887,129
2.50%, 08/24/26 (Call 07/24/26)	1,685	1,450,957
Hutchison Whampoa International 14 Ltd., 3.63%, 10/31/24(a)	4,534	4,434,924
Main Street Capital Corp., 3.00%, 07/14/26
(Call 06/14/26)(b)	4,780	4,191,975
Morgan Stanley Direct Lending Fund, 4.50%, 02/11/27
(Call 01/11/27)(b)	1,444	1,339,086
Oaktree Specialty Lending Corp.
2.70%, 01/15/27 (Call 12/15/26)	1,561	1,339,104
3.50%, 02/25/25 (Call 01/25/25)(b)	4,301	4,082,866
Owl Rock Capital Corp.
2.63%, 01/15/27 (Call 12/15/26)(b)	3,077	2,602,314
3.40%, 07/15/26 (Call 06/15/26)	8,957	7,924,838
3.75%, 07/22/25 (Call 06/22/25)	4,045	3,724,474
4.00%, 03/30/25 (Call 02/28/25)(b)	4,050	3,811,782
4.25%, 01/15/26 (Call 12/15/25)(b)	4,099	3,792,258
Owl Rock Capital Corp. II, 4.63%, 11/26/24
(Call 10/25/24)(a)	2,968	2,826,293
Owl Rock Capital Corp. III, 3.13%, 04/13/27
(Call 03/13/27)	2,149	1,812,188
Owl Rock Core Income Corp.
3.13%, 09/23/26 (Call 08/23/26)	3,495	3,016,148
4.70%, 02/08/27 (Call 01/08/27)(b)	3,820	3,461,425
5.50%, 03/21/25(b)	4,478	4,340,445
7.75%, 09/16/27 (Call 08/16/27)(a)(b)	3,370	3,375,725
Owl Rock Technology Finance Corp.
2.50%, 01/15/27 (Call 12/15/26)(b)	2,980	2,445,718
3.75%, 06/17/26 (Call 05/17/26)(a)	2,921	2,566,919
4.75%, 12/15/25 (Call 11/15/25)(a)(b)	5,381	4,868,214
Prospect Capital Corp.
3.36%, 11/15/26 (Call 10/15/26)(b)	2,965	2,473,954
3.71%, 01/22/26 (Call 12/22/25)(b)	4,108	3,606,892
Sixth Street Specialty Lending Inc.
2.50%, 08/01/26 (Call 07/01/26)(b)	2,170	1,905,926
3.88%, 11/01/24 (Call 10/01/24)(b)	5,013	4,815,070
		250,824,929

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Home Builders — 0.2%
DR Horton Inc.
1.30%, 10/15/26 (Call 09/15/26)	$6,087	$5,389,142
1.40%, 10/15/27 (Call 08/15/27)(b)	105	90,818
2.50%, 10/15/24 (Call 09/15/24)(b)	5,431	5,217,410
2.60%, 10/15/25 (Call 09/15/25)(b)	4,979	4,669,318
Lennar Corp.
4.75%, 05/30/25 (Call 02/28/25)	5,645	5,561,887
4.75%, 11/29/27 (Call 05/29/27)	8,160	7,992,571
5.00%, 06/15/27 (Call 12/15/26)(b)	1,460	1,438,681
5.25%, 06/01/26 (Call 12/01/25)	3,605	3,599,928
5.88%, 11/15/24 (Call 05/15/24)	4,877	4,884,223
PulteGroup Inc.
5.00%, 01/15/27 (Call 10/15/26)(b)	4,395	4,369,857
5.50%, 03/01/26 (Call 12/01/25)(b)	3,833	3,846,856
Toll Brothers Finance Corp.
4.35%, 02/15/28 (Call 11/15/27)	5,280	4,990,027
4.88%, 11/15/25 (Call 08/15/25)(b)	1,729	1,682,767
4.88%, 03/15/27 (Call 12/15/26)(b)	3,785	3,711,218
		57,444,703
Home Furnishings — 0.1%
Harman International Industries Inc., 4.15%, 05/15/25
(Call 02/15/25)	3,096	3,022,390
Leggett & Platt Inc.
3.50%, 11/15/27 (Call 08/15/27)(b)	2,075	1,933,478
3.80%, 11/15/24 (Call 08/15/24)(b)	1,215	1,185,186
Panasonic Holdings Corp., 2.68%, 07/19/24
(Call 06/19/24)(a)	9,232	8,920,487
Whirlpool Corp., 3.70%, 05/01/25(b)	779	758,493
		15,820,034
Household Products & Wares — 0.2%
Avery Dennison Corp., 0.85%, 08/15/24
(Call 07/03/23)	1,435	1,354,725
Church & Dwight Co. Inc., 3.15%, 08/01/27
(Call 05/01/27)(b)	2,510	2,385,640
Clorox Co. (The)
3.10%, 10/01/27 (Call 07/01/27)(b)	1,225	1,146,986
3.90%, 05/15/28 (Call 02/15/28)	5,200	5,005,297
Kimberly-Clark Corp.
1.05%, 09/15/27 (Call 07/15/27)	1,643	1,433,172
2.65%, 03/01/25(b)	1,830	1,760,233
2.75%, 02/15/26(b)	3,086	2,950,916
3.05%, 08/15/25(b)	4,145	4,009,979
Reckitt Benckiser Treasury Services PLC, 3.00%,
06/26/27 (Call 03/26/27)(a)(b)	15,996	15,074,759
SC Johnson & Son Inc., 3.35%, 09/30/24
(Call 06/30/24)(a)	815	791,290
		35,912,997
Insurance — 3.8%
Aflac Inc.
1.13%, 03/15/26 (Call 02/15/26)	4,215	3,838,146
2.88%, 10/15/26 (Call 07/15/26)(b)	4,465	4,179,833
AIA Group Ltd.
3.20%, 03/11/25 (Call 12/11/24)(a)	2,651	2,564,251
5.63%, 10/25/27 (Call 09/25/27)(a)(b)	6,300	6,527,828
AIG Global Funding
0.65%, 06/17/24(a)(b)	6,315	5,999,017
0.90%, 09/22/25(a)	5,198	4,703,087
Allied World Assurance Co. Holdings Ltd., 4.35%,
10/29/25 (Call 07/29/25)	2,039	1,956,168
Security	Par (000)	Value

Insurance (continued)
Allstate Corp. (The)
0.75%, 12/15/25 (Call 11/15/25)(b)	$6,888	$6,190,480
3.28%, 12/15/26 (Call 09/15/26)	3,930	3,737,647
American Equity Investment Life Holding Co., 5.00%,
06/15/27 (Call 03/15/27)(b)	4,349	4,248,805
American International Group Inc.
2.50%, 06/30/25 (Call 05/30/25)(b)	9,328	8,841,252
3.90%, 04/01/26 (Call 01/01/26)(b)	6,972	6,758,631
4.20%, 04/01/28 (Call 01/01/28)(b)	5,110	4,973,129
Series A-9, 5.75%, 04/01/48 (Call 04/01/28),
(3-mo. LIBOR US + 2.868%)(c)	160	153,680
Aon Corp., 8.21%, 01/01/27(b)	536	545,380
Aon Corp./Aon Global Holdings PLC, 2.85%, 05/28/27
(Call 04/28/27)(b)	5,501	5,093,525
Aon Global Ltd., 3.88%, 12/15/25 (Call 09/15/25)(b)	8,072	7,822,011
Arch Capital Finance LLC, 4.01%, 12/15/26
(Call 09/15/26)(b)	3,589	3,479,349
Assurant Inc., 4.90%, 03/27/28 (Call 12/27/27)	270	257,306
Assured Guaranty U.S. Holdings Inc., 5.00%, 07/01/24(b)	3,624	3,611,144
Athene Global Funding
0.91%, 08/19/24(a)(b)	5,689	5,310,530
1.45%, 01/08/26(a)(b)	3,828	3,375,354
1.61%, 06/29/26(a)	4,130	3,557,371
1.72%, 01/07/25(a)	7,678	7,122,693
1.73%, 10/02/26(a)(b)	4,417	3,803,141
2.45%, 08/20/27(a)	3,000	2,591,431
2.50%, 01/14/25(a)	5,824	5,486,848
2.50%, 03/24/28(a)	5,625	4,717,730
2.55%, 06/29/25(a)	3,597	3,315,397
2.75%, 06/25/24(a)	5,198	4,955,963
2.95%, 11/12/26(a)(b)	4,717	4,227,903
Athene Holding Ltd., 4.13%, 01/12/28 (Call 10/12/27)(b)	5,140	4,753,424
AXIS Specialty Finance PLC, 4.00%, 12/06/27
(Call 09/06/27)	105	100,034
Berkshire Hathaway Finance Corp., 2.30%, 03/15/27
(Call 02/15/27)(b)	10,320	9,760,534
Berkshire Hathaway Inc., 3.13%, 03/15/26
(Call 12/15/25)	21,154	20,550,777
Brighthouse Financial Global Funding
1.55%, 05/24/26(a)(b)	4,720	4,213,784
1.75%, 01/13/25(a)(b)	4,104	3,841,664
Brighthouse Financial Inc., 3.70%, 06/22/27
(Call 03/22/27)(b)	2,402	2,211,866
Brown & Brown Inc., 4.20%, 09/15/24 (Call 06/15/24)	7,696	7,548,406
Chubb INA Holdings Inc.
3.15%, 03/15/25	4,605	4,466,829
3.35%, 05/03/26 (Call 02/03/26)	10,946	10,673,178
CNA Financial Corp.
3.45%, 08/15/27 (Call 05/15/27)(b)	4,011	3,765,733
4.50%, 03/01/26 (Call 12/01/25)	5,885	5,762,813
CNO Financial Group Inc., 5.25%, 05/30/25
(Call 02/28/25)(b)	4,431	4,385,887
CNO Global Funding
1.65%, 01/06/25(a)(b)	4,079	3,783,188
1.75%, 10/07/26(a)(b)	5,728	5,109,487
Corebridge Financial Inc.
3.50%, 04/04/25	9,180	8,763,266
3.65%, 04/05/27	12,295	11,503,977
6.88%, 12/15/52	5,050	4,715,006

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
Dai-Ichi Life Insurance Co. Ltd. (The)
4.00%, (Call 07/24/26),
(3-mo. SOFR + 3.922%)(a)(b)(c)(d)	$8,495	$8,027,695
5.10%, (Call 10/28/24),
(3-mo. LIBOR US + 3.680%)(a)(b)(c)(d)	2,750	2,686,395
Empower Finance 2020 LP, 1.36%, 09/17/27
(Call 07/17/27)(a)(b)	360	309,674
Equitable Financial Life Global Funding
0.80%, 08/12/24(a)	5,757	5,440,191
1.00%, 01/09/26(a)(b)	3,082	2,753,383
1.10%, 11/12/24(a)(b)	5,459	5,135,825
1.30%, 07/12/26(a)	5,401	4,749,333
1.40%, 07/07/25(a)	6,893	6,305,646
1.40%, 08/27/27(a)(b)	4,809	4,079,790
1.70%, 11/12/26(a)(b)	5,060	4,451,716
1.80%, 03/08/28(a)(b)	140	118,623
5.45%, 03/03/28(a)	6,000	6,087,463
5.50%, 12/02/25(a)(b)	1,345	1,345,761
Equitable Holdings Inc.
4.35%, 04/20/28 (Call 01/20/28)(b)	11,210	10,637,241
7.00%, 04/01/28	195	207,012
F&G Annuities & Life Inc., 7.40%, 01/13/28
(Call 12/13/27)(a)(b)	2,810	2,821,323
F&G Global Funding
0.90%, 09/20/24(a)	6,919	6,441,078
1.75%, 06/30/26(a)	6,706	5,979,455
2.30%, 04/11/27(a)(b)	4,770	4,265,686
5.15%, 07/07/25(a)	3,340	3,257,946
Fairfax Financial Holdings Ltd., 4.85%, 04/17/28
(Call 01/17/28)	3,100	3,008,482
Fairfax U.S. Inc., 4.88%, 08/13/24(a)	1,822	1,789,839
Fidelity & Guaranty Life Holdings Inc., 5.50%, 05/01/25
(Call 02/01/25)(a)	4,902	4,822,481
First American Financial Corp., 4.60%, 11/15/24	2,615	2,554,978
GA Global Funding Trust
0.80%, 09/13/24(a)(b)	2,435	2,274,312
1.63%, 01/15/26(a)	5,791	5,180,849
2.25%, 01/06/27(a)(b)	6,515	5,810,485
3.85%, 04/11/25(a)(b)	2,764	2,648,268
Great-West Lifeco Finance 2018 LP, 4.05%, 05/17/28
(Call 02/17/28)(a)	2,000	1,903,801
Great-West Lifeco U.S. Finance 2020 LP, 0.90%,
08/12/25 (Call 07/12/25)(a)	5,002	4,498,746
Guardian Life Global Funding
0.88%, 12/10/25(a)	4,559	4,073,610
1.10%, 06/23/25(a)	4,316	3,948,285
1.25%, 05/13/26(a)(b)	2,070	1,860,390
1.25%, 11/19/27(a)	4,225	3,604,792
1.40%, 07/06/27(a)(b)	25	21,676
3.25%, 03/29/27(a)	3,000	2,811,603
5.55%, 10/28/27(a)(b)	5,994	6,111,805
Hanover Insurance Group Inc. (The), 4.50%, 04/15/26
(Call 01/15/26)	2,035	1,995,756
Horace Mann Educators Corp., 4.50%, 12/01/25
(Call 09/01/25)	339	326,962
Jackson Financial Inc., 5.17%, 06/08/27
(Call 05/08/27)(b)	1,251	1,196,234
Jackson National Life Global Funding
1.75%, 01/12/25(a)(b)	2,112	1,969,582
2.65%, 06/21/24(a)(b)	6,965	6,708,974
3.05%, 04/29/26(a)(b)	2,283	2,111,311
3.88%, 06/11/25(a)(b)	3,933	3,762,696
Security	Par (000)	Value

Insurance (continued)
5.25%, 04/12/28(a)	$2,285	$2,215,362
5.50%, 01/09/26(a)(b)	4,430	4,371,387
Jackson National Life Insurance Co., 8.15%, 03/15/27(a)	5,965	6,390,498
Kemper Corp., 4.35%, 02/15/25 (Call 11/15/24)	2,085	2,009,697
Lincoln National Corp.
3.35%, 03/09/25(b)	2,731	2,605,853
3.63%, 12/12/26 (Call 09/15/26)(b)	4,130	3,842,788
3.80%, 03/01/28 (Call 12/01/27)(b)	3,825	3,483,510
Loews Corp., 3.75%, 04/01/26 (Call 01/01/26)(b)	4,398	4,297,677
Manulife Financial Corp.
2.48%, 05/19/27 (Call 03/19/27)(b)	3,916	3,629,734
4.06%, 02/24/32 (Call 02/24/27),
(5-year USD ICE Swap + 1.647%)(b)(c)	6,755	6,348,993
4.15%, 03/04/26(b)	8,972	8,742,554
Markel Group Inc., 3.50%, 11/01/27 (Call 08/01/27)(b)	1,035	973,188
Marsh & McLennan Companies Inc.
3.50%, 03/10/25 (Call 12/10/24)	5,862	5,718,599
3.75%, 03/14/26 (Call 12/14/25)	4,111	4,006,229
MassMutual Global Funding II
1.20%, 07/16/26(a)(b)	1,075	959,991
2.35%, 01/14/27(a)	4,041	3,717,667
2.75%, 06/22/24(a)	8,280	8,050,703
2.80%, 03/21/25(a)(b)	520	498,286
2.95%, 01/11/25(a)	1,623	1,566,269
3.40%, 03/08/26(a)	5,748	5,526,739
4.15%, 08/26/25(a)(b)	3,387	3,315,183
4.50%, 04/10/26(a)(b)	3,275	3,242,000
5.05%, 12/07/27(a)	6,170	6,271,836
Meiji Yasuda Life Insurance Co., 5.20%, 10/20/45
(Call 10/20/25), (5-year USD Swap + 4.230%)(a)(b)(c)	15,270	14,951,722
Mercury General Corp., 4.40%, 03/15/27
(Call 12/15/26)	1,869	1,787,864
Met Tower Global Funding
1.25%, 09/14/26(a)(b)	7,869	6,958,449
3.70%, 06/13/25(a)(b)	5,780	5,577,090
MetLife Inc.
3.00%, 03/01/25	5,433	5,247,075
3.60%, 11/13/25 (Call 08/13/25)(b)	5,045	4,897,721
Metropolitan Life Global Funding I
0.70%, 09/27/24(a)(b)	5,391	5,050,601
0.95%, 07/02/25(a)(b)	8,994	8,222,814
1.88%, 01/11/27(a)(b)	6,330	5,661,078
2.80%, 03/21/25(a)(b)	4,911	4,697,568
3.00%, 09/19/27(a)(b)	4,225	3,898,032
3.45%, 12/18/26(a)(b)	7,050	6,652,690
4.05%, 08/25/25(a)(b)	5,388	5,227,258
4.40%, 06/30/27(a)	6,115	5,981,225
5.00%, 01/06/26(a)	2,649	2,638,082
5.05%, 01/06/28(a)(b)	2,595	2,605,488
Metropolitan Life Insurance Co., 7.80%, 11/01/25(a)(b)	1,525	1,592,779
Mutual of Omaha Insurance Co., 4.30%, 07/15/54
(Call 07/15/24), (3-mo. LIBOR US + 2.640%)(a)(b)(c)	445	428,772
New York Life Global Funding
0.60%, 08/27/24(a)(b)	5,520	5,204,231
0.85%, 01/15/26(a)	2,257	2,029,640
0.90%, 10/29/24(a)	925	873,678
0.95%, 06/24/25(a)(b)	5,228	4,806,509
1.15%, 06/09/26(a)	7,085	6,307,147
1.45%, 01/14/25(a)(b)	4,695	4,438,855
2.00%, 01/22/25(a)(b)	6,341	6,038,643

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
2.35%, 07/14/26(a)(b)	$590	$547,739
3.00%, 01/10/28(a)	1,260	1,172,892
3.25%, 04/07/27(a)(b)	6,925	6,584,015
3.60%, 08/05/25(a)(b)	4,580	4,439,352
4.70%, 04/02/26(a)	6,270	6,236,118
4.85%, 01/09/28(a)(b)	9,990	10,030,774
Nippon Life Insurance Co.
4.00%, 09/19/47 (Call 09/19/27),
(5-year USD ICE Swap + 2.880%)(a)(b)(c)	3,500	3,288,273
4.70%, 01/20/46 (Call 01/20/26),
(5-year USD ICE Swap + 3.750%)(a)(b)(c)	8,324	8,044,073
5.10%, 10/16/44 (Call 10/16/24),
(5-year USD Swap + 3.650%)(a)(c)	16,963	16,717,037
Northwestern Mutual Global Funding
0.80%, 01/14/26(a)(b)	3,993	3,581,592
1.75%, 01/11/27(a)	5,313	4,788,999
4.00%, 07/01/25(a)	4,720	4,611,069
4.35%, 09/15/27(a)(b)	5,685	5,625,734
4.70%, 04/06/26(a)	5,050	5,033,686
Old Republic International Corp.
3.88%, 08/26/26 (Call 07/26/26)(b)	4,723	4,498,909
4.88%, 10/01/24 (Call 09/01/24)	5,312	5,240,346
Pacific Life Global Funding II
1.20%, 06/24/25(a)(b)	4,176	3,827,988
1.38%, 04/14/26(a)(b)	8,770	7,903,724
1.45%, 01/20/28(a)(b)	800	676,560
4.90%, 04/04/28(a)(b)	6,480	6,443,549
Pricoa Global Funding I
0.80%, 09/01/25(a)(b)	1,113	1,010,002
1.15%, 12/06/24(a)	4,715	4,415,503
1.20%, 09/01/26(a)(b)	8,448	7,505,256
2.40%, 09/23/24(a)	6,269	6,028,345
4.20%, 08/28/25(a)(b)	2,615	2,555,371
5.10%, 05/30/28(a)	3,490	3,492,813
Principal Financial Group Inc.
3.10%, 11/15/26 (Call 08/15/26)(b)	3,280	3,063,590
3.40%, 05/15/25 (Call 02/15/25)	4,130	3,972,814
Principal Life Global Funding, 1.38%, 01/10/25(a)	4,335	4,059,628
Principal Life Global Funding II
0.75%, 08/23/24(a)	3,885	3,655,980
0.88%, 01/12/26(a)(b)	4,860	4,345,836
1.25%, 06/23/25(a)	4,862	4,459,505
1.25%, 08/16/26(a)	6,765	5,967,006
1.50%, 11/17/26(a)(b)	4,535	3,951,817
2.25%, 11/21/24(a)	4,392	4,181,264
3.00%, 04/18/26(a)	6,111	5,716,856
Progressive Corp. (The)
2.45%, 01/15/27(b)	3,509	3,252,138
2.50%, 03/15/27 (Call 02/15/27)(b)	3,510	3,255,432
Protective Life Global Funding
0.78%, 07/05/24(a)(b)	4,446	4,225,405
1.17%, 07/15/25(a)	3,047	2,774,130
1.30%, 09/20/26(a)(b)	4,775	4,221,148
1.62%, 04/15/26(a)	3,537	3,196,039
1.65%, 01/13/25(a)(b)	4,036	3,784,506
3.22%, 03/28/25(a)(b)	4,180	4,005,814
4.71%, 07/06/27(a)	2,845	2,787,090
5.21%, 04/14/26(a)(b)	5,100	5,071,963
5.37%, 01/06/26(a)(b)	3,935	3,963,033
Security	Par (000)	Value

Insurance (continued)
Prudential Financial Inc.
1.50%, 03/10/26 (Call 02/10/26)(b)	$9,015	$8,279,427
3.88%, 03/27/28 (Call 12/27/27)	4,210	4,063,638
4.50%, 09/15/47 (Call 09/15/27),
(3-mo. LIBOR US + 2.380%)(b)(c)	3,645	3,389,222
5.38%, 05/15/45 (Call 05/15/25),
(3-mo. LIBOR US + 3.031%)(b)(c)	7,801	7,428,892
Prudential Insurance Co. of America (The), 8.30%, 07/01/25(a)(b)	1,115	1,162,378
Reinsurance Group of America Inc., 3.95%, 09/15/26
(Call 06/15/26)	3,999	3,825,444
Reliance Standard Life Global Funding II
1.51%, 09/28/26(a)	7,058	6,167,493
2.50%, 10/30/24(a)	4,835	4,597,820
2.75%, 05/07/25(a)(b)	3,128	2,937,348
2.75%, 01/21/27(a)(b)	1,160	1,041,493
RenaissanceRe Finance Inc.
3.45%, 07/01/27 (Call 04/01/27)	375	353,351
3.70%, 04/01/25 (Call 01/01/25)(b)	2,078	2,019,852
RGA Global Funding, 2.00%, 11/30/26(a)(b)	1,815	1,620,677
Sammons Financial Group Inc., 4.45%, 05/12/27
(Call 02/12/27)(a)	1,375	1,275,915
SBL Holdings Inc., 5.13%, 11/13/26 (Call 09/13/26)(a)(b)	4,006	3,568,819
Sirius International Group Ltd., 4.60%, 11/01/26
(Call 08/01/26)(a)	1,560	1,302,600
Swiss Re America Holding Corp., 7.00%, 02/15/26(b)	130	135,634
Symetra Financial Corp., 4.25%, 07/15/24	1,027	1,013,252
Teachers Insurance & Annuity Association of America,
4.38%, 09/15/54 (Call 09/15/24),
(3-mo. LIBOR US + 2.661%)(a)(c)	3,885	3,765,219
Trinity Acquisition PLC, 4.40%, 03/15/26
(Call 12/15/25)(b)	4,069	3,959,952
Willis North America Inc., 4.65%, 06/15/27
(Call 05/15/27)(b)	6,210	6,063,569
		909,694,498
Internet — 1.8%
Alibaba Group Holding Ltd.
3.40%, 12/06/27 (Call 09/06/27)(b)	13,770	12,887,911
3.60%, 11/28/24 (Call 08/28/24)(b)	19,546	19,009,819
Alphabet Inc.
0.45%, 08/15/25 (Call 07/15/25)(b)	7,164	6,601,826
0.80%, 08/15/27 (Call 06/15/27)(b)	7,890	6,927,824
2.00%, 08/15/26 (Call 05/15/26)(b)	10,895	10,193,678
Amazon.com Inc.
0.80%, 06/03/25 (Call 05/03/25)	10,048	9,333,662
1.00%, 05/12/26 (Call 04/12/26)	21,387	19,394,332
1.20%, 06/03/27 (Call 04/03/27)	8,126	7,212,385
1.65%, 05/12/28 (Call 03/12/28)	5,505	4,854,170
2.80%, 08/22/24 (Call 06/22/24)(b)	18,161	17,696,365
3.00%, 04/13/25	12,025	11,696,679
3.15%, 08/22/27 (Call 05/22/27)	25,990	24,794,857
3.30%, 04/13/27 (Call 03/13/27)	17,830	17,184,144
3.80%, 12/05/24 (Call 09/05/24)	11,583	11,399,364
4.55%, 12/01/27 (Call 11/01/27)	16,179	16,306,368
4.60%, 12/01/25(b)	9,640	9,667,828
4.70%, 11/29/24	15,160	15,159,550
5.20%, 12/03/25 (Call 09/03/25)(b)	7,102	7,203,062
Baidu Inc.
1.63%, 02/23/27 (Call 01/23/27)(b)	2,140	1,895,583
1.72%, 04/09/26 (Call 03/09/26)(b)	3,115	2,809,710
3.08%, 04/07/25 (Call 03/07/25)(b)	6,503	6,237,027

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
3.63%, 07/06/27(b)	$3,867	$3,668,774
4.13%, 06/30/25(b)	2,005	1,954,193
4.38%, 03/29/28 (Call 12/29/27)(b)	4,700	4,549,573
Booking Holdings Inc.
3.55%, 03/15/28 (Call 12/15/27)	1,660	1,583,526
3.60%, 06/01/26 (Call 03/01/26)	9,208	8,918,253
3.65%, 03/15/25 (Call 12/15/24)	5,568	5,451,011
eBay Inc.
1.40%, 05/10/26 (Call 04/10/26)(b)	6,972	6,307,238
1.90%, 03/11/25 (Call 02/11/25)	7,293	6,894,080
3.45%, 08/01/24 (Call 05/01/24)(b)	6,728	6,581,095
3.60%, 06/05/27 (Call 03/05/27)(b)	5,520	5,257,585
5.90%, 11/22/25 (Call 10/22/25)	1,130	1,153,443
5.95%, 11/22/27 (Call 10/22/27)(b)	2,895	2,990,342
Expedia Group Inc.
3.80%, 02/15/28 (Call 11/15/27)(b)	3,240	3,040,155
4.63%, 08/01/27 (Call 05/01/27)	6,331	6,165,918
5.00%, 02/15/26 (Call 11/15/25)(b)	7,065	7,025,245
6.25%, 05/01/25 (Call 02/01/25)(a)	9,532	9,609,845
Meituan, 2.13%, 10/28/25 (Call 09/28/25)(a)(b)	5,925	5,440,449
Meta Platforms Inc.
3.50%, 08/15/27 (Call 07/15/27)	24,255	23,302,263
4.60%, 05/15/28	6,040	6,036,277
Netflix Inc.
3.63%, 06/15/25 (Call 03/15/25)(a)	7,470	7,217,827
4.38%, 11/15/26	8,477	8,324,110
4.88%, 04/15/28	7,460	7,398,744
5.88%, 02/15/25(b)	4,959	4,999,447
Prosus NV
3.26%, 01/19/27 (Call 12/19/26)(a)	4,250	3,855,115
4.85%, 07/06/27 (Call 04/06/27)(a)(b)	396	379,541
Tencent Holdings Ltd.
1.81%, 01/26/26 (Call 12/26/25)(a)	4,499	4,128,531
3.58%, 04/11/26 (Call 02/11/26)(a)(b)	4,170	3,997,615
3.60%, 01/19/28 (Call 10/19/27)(a)(b)	15,050	14,156,154
3.80%, 02/11/25(a)(b)	4,305	4,208,500
Tencent Music Entertainment Group, 1.38%, 09/03/25
(Call 08/03/25)(b)	1,742	1,587,288
VeriSign Inc.
4.75%, 07/15/27 (Call 07/03/23)(b)	4,860	4,783,966
5.25%, 04/01/25 (Call 01/01/25)	5,956	5,925,018
Weibo Corp., 3.50%, 07/05/24 (Call 06/05/24)	7,345	7,137,497
		432,494,762
Iron & Steel — 0.3%
ArcelorMittal SA
3.60%, 07/16/24(b)	655	640,897
4.55%, 03/11/26(b)	3,255	3,183,509
6.55%, 11/29/27 (Call 10/29/27)	9,750	10,097,734
Gerdau Trade Inc., 4.88%, 10/24/27(a)	425	418,094
Nucor Corp.
2.00%, 06/01/25 (Call 05/01/25)	4,778	4,484,150
3.95%, 05/23/25	4,885	4,777,184
3.95%, 05/01/28 (Call 02/01/28)	300	287,220
4.30%, 05/23/27 (Call 04/23/27)	3,865	3,789,710
POSCO
2.50%, 01/17/25(a)	4,680	4,463,778
2.75%, 07/15/24(a)(b)	3,626	3,519,155
4.38%, 08/04/25(a)	4,000	3,908,704
4.50%, 08/04/27(a)	592	578,704
5.63%, 01/17/26(a)	300	301,810
Security	Par (000)	Value

Iron & Steel (continued)
5.75%, 01/17/28(a)	$9,345	$9,614,163
Reliance Steel & Aluminum Co., 1.30%, 08/15/25
(Call 07/15/25)	4,529	4,147,143
Steel Dynamics Inc.
1.65%, 10/15/27 (Call 08/15/27)	1,029	884,010
2.40%, 06/15/25 (Call 05/15/25)	4,733	4,447,255
2.80%, 12/15/24 (Call 11/15/24)	3,791	3,629,672
5.00%, 12/15/26 (Call 07/03/23)(b)	1,675	1,657,709
Vale Overseas Ltd., 6.25%, 08/10/26(b)	6,387	6,585,622
		71,416,223
Leisure Time — 0.1%
Brunswick Corp., 0.85%, 08/18/24 (Call 06/16/23)	4,787	4,494,937
Harley-Davidson Financial Services Inc.
3.05%, 02/14/27 (Call 01/14/27)(a)(b)	4,369	3,911,495
3.35%, 06/08/25 (Call 05/08/25)(a)(b)	6,425	6,102,892
6.50%, 03/10/28 (Call 02/10/28)(a)(b)	5,090	5,105,147
Harley-Davidson Inc., 3.50%, 07/28/25
(Call 04/28/25)(b)	3,367	3,214,355
		22,828,826
Lodging — 0.3%
Hyatt Hotels Corp.
1.80%, 10/01/24 (Call 07/03/23)(b)	5,079	4,817,311
4.85%, 03/15/26 (Call 12/15/25)(b)	4,358	4,294,438
5.38%, 04/23/25 (Call 03/23/25)	4,817	4,811,253
Marriott International Inc./MD
3.75%, 03/15/25 (Call 12/15/24)(b)	3,279	3,186,598
3.75%, 10/01/25 (Call 07/01/25)(b)	3,391	3,282,070
5.00%, 10/15/27 (Call 09/15/27)(b)	8,180	8,192,549
Series EE, 5.75%, 05/01/25 (Call 04/01/25)(b)	5,777	5,840,484
Series R, 3.13%, 06/15/26 (Call 03/15/26)	7,363	6,954,246
Series X, 4.00%, 04/15/28 (Call 01/15/28)	615	586,777
Sands China Ltd.
2.80%, 03/08/27 (Call 02/08/27)	4,748	4,085,641
4.30%, 01/08/26 (Call 12/08/25)(b)	5,360	5,001,785
5.63%, 08/08/25 (Call 06/08/25)	12,747	12,395,583
		63,448,735
Machinery — 1.2%
Caterpillar Financial Services Corp.
0.60%, 09/13/24	2,815	2,663,959
0.80%, 11/13/25(b)	8,897	8,111,131
0.90%, 03/02/26(b)	4,723	4,272,335
1.10%, 09/14/27(b)	4,210	3,650,150
1.15%, 09/14/26	4,305	3,855,323
1.45%, 05/15/25(b)	6,469	6,061,595
1.70%, 01/08/27(b)	3,996	3,638,959
2.15%, 11/08/24(b)	9,880	9,498,541
2.40%, 08/09/26(b)	2,835	2,654,413
3.25%, 12/01/24(b)	5,992	5,842,183
3.40%, 05/13/25	5,446	5,304,224
3.60%, 08/12/27(b)	6,380	6,181,842
3.65%, 08/12/25	7,741	7,561,954
4.35%, 05/15/26	6,490	6,458,147
4.80%, 01/06/26(b)	7,280	7,316,593
4.90%, 01/17/25(b)	8,445	8,448,614
5.40%, 03/10/25(b)	673	677,817
CNH Industrial Capital LLC
1.45%, 07/15/26 (Call 06/15/26)	6,146	5,456,135
1.88%, 01/15/26 (Call 12/15/25)	4,156	3,810,806
3.95%, 05/23/25(b)	4,611	4,483,495
4.55%, 04/10/28 (Call 03/10/28)	4,385	4,267,571

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Machinery (continued)
5.45%, 10/14/25(b)	$3,545	$3,558,716
CNH Industrial NV, 3.85%, 11/15/27 (Call 08/15/27)	1,011	956,806
Deere & Co., 2.75%, 04/15/25 (Call 03/15/25)(b)	6,878	6,643,412
Dover Corp., 3.15%, 11/15/25 (Call 08/15/25)	2,540	2,429,457
John Deere Capital Corp.
0.63%, 09/10/24(b)	3,677	3,483,898
0.70%, 01/15/26(b)	9,230	8,367,619
1.05%, 06/17/26(b)	5,265	4,763,056
1.25%, 01/10/25	7,449	7,038,170
1.30%, 10/13/26	3,850	3,453,855
1.50%, 03/06/28(b)	965	842,056
1.70%, 01/11/27(b)	1,853	1,683,369
1.75%, 03/09/27(b)	3,580	3,244,945
2.05%, 01/09/25	5,518	5,283,590
2.13%, 03/07/25(b)	4,438	4,231,539
2.25%, 09/14/26(b)	3,446	3,201,543
2.35%, 03/08/27(b)	4,685	4,337,900
2.65%, 06/24/24	5,087	5,001,004
2.65%, 06/10/26(b)	4,480	4,232,490
2.80%, 09/08/27(b)	2,438	2,280,430
3.05%, 01/06/28(b)	1,110	1,050,453
3.40%, 06/06/25(b)	9,150	8,923,470
3.40%, 09/11/25(b)	3,305	3,208,242
3.45%, 03/13/25(b)	7,070	6,908,306
4.05%, 09/08/25(b)	6,180	6,098,872
4.15%, 09/15/27(b)	9,171	9,048,053
4.55%, 10/11/24(b)	3,955	3,948,888
4.75%, 01/20/28(b)	7,065	7,135,501
4.80%, 01/09/26(b)	7,285	7,329,500
4.90%, 03/03/28	5,235	5,320,104
5.05%, 03/03/26	1,185	1,201,486
5.15%, 03/03/25(b)	725	729,653
Komatsu Finance America Inc., 5.50%, 10/06/27
(Call 09/06/27)(a)(b)	1,375	1,420,118
nVent Finance Sarl, 4.55%, 04/15/28 (Call 01/15/28)(b)	325	306,806
Oshkosh Corp., 4.60%, 05/15/28 (Call 02/15/28)(b)	35	34,106
Otis Worldwide Corp.
2.06%, 04/05/25 (Call 03/05/25)	10,890	10,285,414
2.29%, 04/05/27 (Call 02/05/27)(b)	3,121	2,851,119
Rockwell Automation Inc., 2.88%, 03/01/25
(Call 12/01/24)(b)	3,843	3,714,525
Weir Group PLC (The), 2.20%, 05/13/26
(Call 04/13/26)(a)	600	539,145
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25 (Call 05/15/25)	4,519	4,287,071
3.45%, 11/15/26 (Call 08/15/26)	3,519	3,315,145
Xylem Inc./NY
1.95%, 01/30/28 (Call 11/30/27)(b)	2,047	1,814,164
3.25%, 11/01/26 (Call 08/01/26)(b)	2,904	2,752,453
		277,472,236
Manufacturing — 0.6%
3M Co.
2.00%, 02/14/25 (Call 01/14/25)(b)	6,479	6,160,433
2.25%, 09/19/26 (Call 06/19/26)(b)	6,173	5,684,217
2.65%, 04/15/25 (Call 03/15/25)(b)	4,428	4,241,453
2.88%, 10/15/27 (Call 07/15/27)(b)	7,034	6,478,956
3.00%, 08/07/25(b)	5,978	5,769,483
Carlisle Companies Inc.
3.50%, 12/01/24 (Call 10/01/24)	4,085	3,954,686
3.75%, 12/01/27 (Call 09/01/27)(b)	2,905	2,770,407
Security	Par (000)	Value

Manufacturing (continued)
Eaton Corp.
3.10%, 09/15/27 (Call 06/15/27)(b)	$1,752	$1,660,015
4.35%, 05/18/28 (Call 04/18/28)	1,470	1,457,715
GE Capital Funding LLC, 3.45%, 05/15/25
(Call 04/15/25)(b)	738	713,013
GE Capital International Funding Co. Unlimited Co.,
3.37%, 11/15/25(b)	1,525	1,461,955
Illinois Tool Works Inc., 2.65%, 11/15/26
(Call 08/15/26)	8,480	8,032,175
Parker-Hannifin Corp.
3.25%, 03/01/27 (Call 12/01/26)(b)	3,767	3,569,143
3.30%, 11/21/24 (Call 08/21/24)(b)	4,937	4,794,034
3.65%, 06/15/24	11,205	10,988,192
4.25%, 09/15/27 (Call 08/15/27)	9,225	8,993,567
Siemens Financieringsmaatschappij NV
1.20%, 03/11/26(a)	15,701	14,320,853
1.70%, 03/11/28(a)	9,775	8,611,968
2.35%, 10/15/26(a)(b)	7,889	7,328,574
3.25%, 05/27/25(a)(b)	13,107	12,710,878
3.40%, 03/16/27(a)(b)	9,591	9,195,269
6.13%, 08/17/26(a)(b)	9,383	9,816,295
Teledyne Technologies Inc.
1.60%, 04/01/26 (Call 03/01/26)	4,888	4,450,423
2.25%, 04/01/28 (Call 02/01/28)	3,230	2,855,834
Textron Inc.
3.38%, 03/01/28 (Call 12/01/27)	75	69,270
3.65%, 03/15/27 (Call 12/15/26)	1,884	1,793,160
3.88%, 03/01/25 (Call 12/01/24)(b)	2,030	1,978,037
4.00%, 03/15/26 (Call 12/15/25)	3,828	3,725,916
		153,585,921
Media — 1.5%
Charter Communications Operating LLC/Charter
Communications Operating Capital
3.75%, 02/15/28 (Call 11/15/27)	6,735	6,176,563
4.20%, 03/15/28 (Call 12/15/27)	8,076	7,552,478
4.91%, 07/23/25 (Call 04/23/25)(b)	37,651	37,024,557
Comcast Corp.
2.35%, 01/15/27 (Call 10/15/26)	8,692	8,043,802
3.15%, 03/01/26 (Call 12/01/25)(b)	17,658	17,051,596
3.15%, 02/15/28 (Call 11/15/27)	5,980	5,617,687
3.30%, 02/01/27 (Call 11/01/26)	11,384	10,891,371
3.30%, 04/01/27 (Call 02/01/27)	6,865	6,549,390
3.38%, 08/15/25 (Call 05/15/25)(b)	12,805	12,436,807
3.55%, 05/01/28 (Call 02/01/28)(b)	10,840	10,301,072
3.95%, 10/15/25 (Call 08/15/25)(b)	23,812	23,404,020
5.25%, 11/07/25	5,195	5,260,170
5.35%, 11/15/27 (Call 10/15/27)	11,135	11,452,966
Cox Communications Inc.
3.15%, 08/15/24 (Call 06/15/24)(a)	7,252	7,104,478
3.35%, 09/15/26 (Call 06/15/26)(a)	7,841	7,418,743
3.50%, 08/15/27 (Call 05/15/27)(a)	5,134	4,827,613
3.85%, 02/01/25 (Call 11/01/24)(a)(b)	3,828	3,724,951
Discovery Communications LLC
3.45%, 03/15/25 (Call 12/15/24)	2,094	2,013,365
3.90%, 11/15/24 (Call 08/15/24)	6,099	5,932,071
3.95%, 06/15/25 (Call 03/15/25)(b)	5,049	4,879,743
3.95%, 03/20/28 (Call 12/20/27)	10,730	9,939,904
4.90%, 03/11/26 (Call 12/11/25)(b)	7,213	7,121,075
FactSet Research Systems Inc., 2.90%, 03/01/27
(Call 02/01/27)	3,910	3,614,448
Fox Corp., 3.05%, 04/07/25 (Call 03/07/25)	8,031	7,705,509

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
Grupo Televisa SAB
4.63%, 01/30/26 (Call 10/30/25)(b)	$1,281	$1,257,482
6.63%, 03/18/25(b)	5,001	5,116,406
Paramount Global
2.90%, 01/15/27 (Call 10/15/26)(b)	6,455	5,735,133
3.38%, 02/15/28 (Call 11/15/27)(b)	1,465	1,291,537
4.00%, 01/15/26 (Call 10/15/25)(b)	6,897	6,538,616
4.75%, 05/15/25 (Call 04/15/25)	6,148	5,989,504
TCI Communications Inc.
7.13%, 02/15/28	820	900,772
7.88%, 02/15/26	4,256	4,577,161
Thomson Reuters Corp., 3.35%, 05/15/26
(Call 02/15/26)	4,630	4,434,238
TWDC Enterprises 18 Corp.
1.85%, 07/30/26(b)	8,406	7,755,692
2.95%, 06/15/27(b)	5,245	4,950,199
3.00%, 02/13/26(b)	7,407	7,117,664
3.15%, 09/17/25	6,769	6,543,969
Walt Disney Co. (The)
1.75%, 08/30/24 (Call 07/30/24)	12,545	12,038,415
1.75%, 01/13/26(b)	12,583	11,719,660
2.20%, 01/13/28(b)	5,860	5,328,197
3.35%, 03/24/25	14,945	14,580,850
3.38%, 11/15/26 (Call 08/15/26)	4,034	3,885,189
3.70%, 09/15/24 (Call 06/15/24)	5,678	5,575,584
3.70%, 10/15/25 (Call 07/15/25)(b)	6,399	6,259,303
3.70%, 03/23/27	4,508	4,390,741
		352,030,691
Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp., 3.25%, 06/15/25
(Call 03/15/25)	8,452	8,203,498
Timken Co. (The), 3.88%, 09/01/24 (Call 06/01/24)(b)	777	760,231
		8,963,729
Mining — 0.5%
Alcoa Nederland Holding BV, 5.50%, 12/15/27
(Call 07/03/23)(a)(b)	4,030	3,933,421
Anglo American Capital PLC
2.25%, 03/17/28 (Call 01/17/28)(a)	3,630	3,127,625
3.63%, 09/11/24(a)	5,464	5,315,595
4.00%, 09/11/27(a)(b)	5,470	5,178,693
4.50%, 03/15/28 (Call 12/15/27)(a)	5,160	4,927,275
4.75%, 04/10/27(a)(b)	6,087	5,937,954
4.88%, 05/14/25(a)(b)	3,272	3,224,987
BHP Billiton Finance USA Ltd.
4.75%, 02/28/28 (Call 01/28/28)	10,745	10,811,978
4.88%, 02/27/26(b)	4,225	4,242,631
6.42%, 03/01/26(b)	1,306	1,349,921
Corp. Nacional del Cobre de Chile
3.63%, 08/01/27 (Call 05/01/27)(a)	9,141	8,674,642
4.50%, 09/16/25(a)	300	296,160
Freeport Indonesia PT, 4.76%, 04/14/27
(Call 03/14/27)(a)	6,160	5,998,973
Freeport-McMoRan Inc.
4.13%, 03/01/28 (Call 07/03/23)	2,097	1,967,133
4.55%, 11/14/24 (Call 08/14/24)(b)	6,835	6,736,098
5.00%, 09/01/27 (Call 07/03/23)(b)	3,955	3,860,017
Glencore Funding LLC
1.63%, 09/01/25 (Call 08/01/25)(a)	9,164	8,438,939
1.63%, 04/27/26 (Call 03/27/26)(a)(b)	4,355	3,940,380
3.88%, 10/27/27 (Call 07/27/27)(a)(b)	2,790	2,627,237
Security	Par (000)	Value

Mining (continued)
4.00%, 04/16/25(a)(b)	$2,936	$2,868,285
4.00%, 03/27/27 (Call 12/27/26)(a)	7,955	7,595,600
5.40%, 05/08/28 (Call 04/08/28)(a)(b)	9,110	9,051,388
Indonesia Asahan Aluminium PT/Mineral Industri
Indonesia Persero PT, 4.75%, 05/15/25
(Call 04/15/25)(a)	10,878	10,678,280
Kinross Gold Corp., 4.50%, 07/15/27 (Call 04/15/27)(b)	3,708	3,610,653
Newcastle Coal Infrastructure Group Pty Ltd., 4.40%,
09/29/27 (Call 06/29/27)(a)(b)	625	568,968
Southern Copper Corp., 3.88%, 04/23/25(b)	4,959	4,831,925
		129,794,758
Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26 (Call 11/01/26)(b)	7,765	6,947,174
4.13%, 05/01/25 (Call 07/03/23)(b)	4,535	4,378,044
4.25%, 04/01/28 (Call 07/03/23)	50	46,210
5.50%, 12/01/24 (Call 06/01/24)	6,675	6,601,508
		17,972,936
Oil & Gas — 3.3%
Aker BP ASA
2.88%, 01/15/26 (Call 12/15/25)(a)	3,122	2,924,100
3.00%, 01/15/25 (Call 12/15/24)(a)	7,601	7,269,035
BP Capital Markets America Inc.
3.02%, 01/16/27 (Call 10/16/26)	6,807	6,448,046
3.12%, 05/04/26 (Call 02/04/26)(b)	7,207	6,911,739
3.41%, 02/11/26 (Call 12/11/25)(b)	7,753	7,503,953
3.54%, 04/06/27 (Call 02/06/27)(b)	3,973	3,832,607
3.59%, 04/14/27 (Call 01/14/27)	4,866	4,689,090
3.80%, 09/21/25 (Call 07/21/25)(b)	9,326	9,128,366
BP Capital Markets PLC
3.28%, 09/19/27 (Call 06/19/27)	8,789	8,376,981
4.38%, (Call 06/22/25)(b)(c)(d)	18,602	17,857,920
Canadian Natural Resources Ltd.
2.05%, 07/15/25 (Call 06/15/25)	6,393	6,003,094
3.85%, 06/01/27 (Call 03/01/27)	9,295	8,837,041
3.90%, 02/01/25 (Call 11/01/24)	7,220	7,021,172
Cenovus Energy Inc., 4.25%, 04/15/27
(Call 01/15/27)(b)	1,287	1,240,989
Chevron Corp.
1.55%, 05/11/25 (Call 04/11/25)	16,832	15,873,355
2.00%, 05/11/27 (Call 03/11/27)	8,864	8,117,161
2.95%, 05/16/26 (Call 02/16/26)(b)	13,743	13,195,457
3.33%, 11/17/25 (Call 08/17/25)(b)	8,100	7,889,123
Chevron USA Inc.
0.69%, 08/12/25 (Call 07/12/25)	7,603	6,995,493
1.02%, 08/12/27 (Call 06/12/27)(b)	6,420	5,633,041
3.85%, 01/15/28 (Call 10/15/27)(b)	2,770	2,731,524
3.90%, 11/15/24 (Call 08/15/24)	9,214	9,083,942
CNOOC Finance 2015 USA LLC, 3.50%, 05/05/25	16,475	15,987,198
ConocoPhillips Co., 2.40%, 03/07/25 (Call 06/12/23)(b)	733	703,108
Continental Resources Inc./OK
2.27%, 11/15/26 (Call 11/15/23)(a)(b)	6,236	5,576,235
4.38%, 01/15/28 (Call 10/15/27)	6,638	6,240,324
Coterra Energy Inc., 3.90%, 05/15/27 (Call 02/15/27)	5,338	5,067,080
Devon Energy Corp.
5.25%, 09/15/24 (Call 06/15/24)(b)	8,519	8,485,413
5.25%, 10/15/27 (Call 06/12/23)(b)	2,825	2,794,124
5.85%, 12/15/25 (Call 09/15/25)	5,451	5,522,963
Diamondback Energy Inc., 3.25%, 12/01/26
(Call 10/01/26)(b)	6,238	5,946,024

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Empresa Nacional del Petroleo, 3.75%, 08/05/26
(Call 05/05/26)(a)(b)	$2,577	$2,439,035
Eni USA Inc., 7.30%, 11/15/27(b)	217	235,955
EOG Resources Inc.
3.15%, 04/01/25 (Call 01/01/25)	4,514	4,365,423
4.15%, 01/15/26 (Call 10/15/25)	6,936	6,858,830
EQT Corp.
3.13%, 05/15/26 (Call 07/03/23)(a)	3,221	2,981,938
3.90%, 10/01/27 (Call 07/01/27)(b)	9,330	8,667,803
5.68%, 10/01/25 (Call 10/04/23)(b)	3,475	3,472,429
6.13%, 02/01/25 (Call 01/01/25)	8,999	9,005,839
Equinor ASA
1.75%, 01/22/26 (Call 12/22/25)(b)	16,478	15,307,644
2.88%, 04/06/25 (Call 03/06/25)	25,677	24,803,444
3.00%, 04/06/27 (Call 02/06/27)(b)	6,214	5,872,343
3.25%, 11/10/24	13,155	12,859,639
6.80%, 01/15/28(b)	635	685,244
7.15%, 11/15/25(b)	2,879	3,010,193
7.25%, 09/23/27(b)	869	964,883
Exxon Mobil Corp.
2.02%, 08/16/24 (Call 07/16/24)(b)	10,433	10,085,840
2.28%, 08/16/26 (Call 06/16/26)	7,813	7,337,893
2.71%, 03/06/25 (Call 12/06/24)	14,882	14,376,047
2.99%, 03/19/25 (Call 02/19/25)	21,584	20,931,222
3.04%, 03/01/26 (Call 12/01/25)(b)	20,309	19,590,067
3.29%, 03/19/27 (Call 01/19/27)(b)	6,806	6,604,494
GS Caltex Corp., 4.50%, 01/05/26(a)	2,000	1,950,120
Hess Corp.
3.50%, 07/15/24 (Call 04/15/24)(b)	6,681	6,531,215
4.30%, 04/01/27 (Call 01/01/27)(b)	7,977	7,726,722
HF Sinclair Corp., 5.88%, 04/01/26 (Call 01/01/26)	7,140	7,175,398
KazMunayGas National Co. JSC, 4.75%, 04/19/27(a)(b)	6,250	5,875,000
Kunlun Energy Co. Ltd., 3.75%, 05/13/25(a)	200	194,880
Lundin Energy Finance BV, 2.00%, 07/15/26
(Call 06/15/26)(a)	7,249	6,536,216
Marathon Oil Corp., 4.40%, 07/15/27 (Call 04/15/27)(b)	7,523	7,242,182
Marathon Petroleum Corp.
3.63%, 09/15/24 (Call 06/15/24)(b)	9,923	9,673,558
3.80%, 04/01/28 (Call 01/01/28)	585	549,709
4.70%, 05/01/25 (Call 04/01/25)	11,596	11,448,100
5.13%, 12/15/26 (Call 09/15/26)(b)	5,654	5,644,329
Occidental Petroleum Corp.
5.55%, 03/15/26 (Call 12/15/25)(b)	5,415	5,401,462
8.50%, 07/15/27 (Call 01/15/27)	5,165	5,657,586
Ovintiv Exploration Inc., 5.38%, 01/01/26
(Call 10/01/25)(b)	4,941	4,913,509
Ovintiv Inc.
5.65%, 05/15/25	4,240	4,233,581
5.65%, 05/15/28 (Call 04/15/28)	4,240	4,219,056
Pertamina Persero PT, 1.40%, 02/09/26
(Call 01/09/26)(a)	6,784	6,146,257
Petroliam Nasional Bhd, 7.63%, 10/15/26(a)	2,073	2,240,478
Petronas Capital Ltd., 3.50%, 03/18/25(a)(b)	12,608	12,269,853
Petronas Energy Canada Ltd., 2.11%, 03/23/28
(Call 01/23/28)(a)	4,905	4,422,050
Phillips 66
1.30%, 02/15/26 (Call 01/15/26)(b)	4,627	4,201,586
3.85%, 04/09/25 (Call 03/09/25)	7,022	6,855,525
3.90%, 03/15/28 (Call 12/15/27)(b)	3,977	3,813,896
Phillips 66 Co.
2.45%, 12/15/24	4,552	4,302,391
Security	Par (000)	Value

Oil & Gas (continued)
3.55%, 10/01/26(b)	$3,524	$3,336,950
3.61%, 02/15/25(b)	3,114	3,025,317
3.75%, 03/01/28	5,030	4,744,439
4.95%, 12/01/27 (Call 11/01/27)	3,721	3,713,245
Pioneer Natural Resources Co.
1.13%, 01/15/26 (Call 12/15/25)(b)	2,118	1,916,433
5.10%, 03/29/26	4,850	4,850,356
PTTEP Treasury Center Co. Ltd., 2.59%, 06/10/27
(Call 04/10/27)(a)	200	183,468
Qatar Energy, 1.38%, 09/12/26 (Call 08/12/26)(a)	12,763	11,515,927
Raizen Fuels Finance SA, 5.30%, 01/20/27(a)(b)	356	348,373
Ras Laffan Liquefied Natural Gas Co. Ltd. 3
5.84%, 09/30/27(a)	1,749	1,788,972
6.33%, 09/30/27(a)	3,063	3,153,852
Reliance Industries Ltd.
3.67%, 11/30/27(a)	255	241,049
4.13%, 01/28/25(a)(b)	5,906	5,800,309
SA Global Sukuk Ltd.
0.95%, 06/17/24 (Call 05/17/24)(a)(b)	7,445	7,088,608
1.60%, 06/17/26 (Call 05/17/26)(a)	12,785	11,665,929
Saudi Arabian Oil Co., 1.63%, 11/24/25
(Call 10/24/25)(a)(b)	11,561	10,646,086
Shell International Finance BV
2.00%, 11/07/24 (Call 10/07/24)(b)	13,978	13,449,896
2.50%, 09/12/26	7,306	6,870,836
2.88%, 05/10/26	13,832	13,240,818
3.25%, 05/11/25(b)	22,347	21,767,383
Sinopec Group Overseas Development 2015 Ltd.,
3.25%, 04/28/25(a)	11,026	10,667,503
Sinopec Group Overseas Development 2016 Ltd.
2.75%, 09/29/26(a)(b)	5,538	5,148,863
3.50%, 05/03/26(a)(b)	4,837	4,638,257
Sinopec Group Overseas Development 2017 Ltd.
3.25%, 09/13/27(a)	5,580	5,304,574
3.63%, 04/12/27(a)(b)	4,564	4,426,761
Sinopec Group Overseas Development 2018 Ltd.
1.45%, 01/08/26 (Call 12/08/25)(a)(b)	9,162	8,371,531
2.15%, 05/13/25 (Call 04/13/25)(a)	10,469	9,888,129
2.50%, 08/08/24 (Call 07/08/24)(a)	7,877	7,624,269
2.50%, 11/12/24 (Call 10/12/24)(a)	6,920	6,651,000
4.13%, 09/12/25(a)(b)	3,687	3,612,640
Suncor Energy Inc., 7.88%, 06/15/26	1,220	1,297,821
Tengizchevroil Finance Co. International Ltd.
2.63%, 08/15/25 (Call 05/15/25)(a)	4,437	3,951,841
4.00%, 08/15/26(a)(b)	5,220	4,593,600
TotalEnergies Capital International SA, 2.43%, 01/10/25
(Call 10/10/24)	12,435	11,942,859
Valero Energy Corp.
2.15%, 09/15/27 (Call 07/15/27)(b)	3,991	3,571,935
2.85%, 04/15/25 (Call 03/15/25)	240	229,958
3.40%, 09/15/26 (Call 06/15/26)(b)	326	309,990
Var Energi ASA
5.00%, 05/18/27 (Call 04/18/27)(a)	2,025	1,952,975
7.50%, 01/15/28 (Call 12/15/27)(a)	7,035	7,329,365
Woodside Finance Ltd.
3.65%, 03/05/25 (Call 12/05/24)(a)	11,415	11,054,698
3.70%, 09/15/26 (Call 06/15/26)(a)	5,319	5,067,051
3.70%, 03/15/28 (Call 12/15/27)(a)(b)	5,775	5,378,399
		795,928,827

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas Services — 0.2%
Baker Hughes Holdings LLC/Baker Hughes
Co-Obligor Inc.
2.06%, 12/15/26 (Call 11/15/26)	$5,040	$4,574,559
3.34%, 12/15/27 (Call 09/15/27)	10,065	9,419,548
Halliburton Co., 3.80%, 11/15/25 (Call 08/15/25)	4,933	4,799,494
Schlumberger Finance Canada Ltd., 1.40%, 09/17/25
(Call 08/17/25)	4,692	4,349,035
Schlumberger Holdings Corp., 4.00%, 12/21/25
(Call 09/21/25)(a)(b)	4,926	4,779,980
Schlumberger Investment SA, 4.50%, 05/15/28	8,840	8,740,078
		36,662,694
Packaging & Containers — 0.4%
Amcor Finance USA Inc.
3.63%, 04/28/26 (Call 01/28/26)(b)	5,166	4,930,427
4.50%, 05/15/28 (Call 02/15/28)	175	169,040
Amcor Flexibles North America Inc.
3.10%, 09/15/26 (Call 06/15/26)	3,383	3,168,900
4.00%, 05/17/25 (Call 04/17/25)	4,695	4,557,587
Berry Global Inc.
1.57%, 01/15/26 (Call 12/15/25)	12,794	11,591,476
1.65%, 01/15/27 (Call 12/15/26)	2,855	2,483,356
4.88%, 07/15/26 (Call 07/03/23)(a)(b)	11,456	11,081,687
5.50%, 04/15/28 (Call 03/15/28)(a)(b)	3,075	3,041,244
Brambles USA Inc., 4.13%, 10/23/25
(Call 07/25/25)(a)(b)	2,354	2,281,039
CCL Industries Inc., 3.25%, 10/01/26
(Call 07/01/26)(a)(b)	2,140	1,981,638
Graphic Packaging International LLC, 1.51%, 04/15/26
(Call 03/15/26)(a)(b)	3,940	3,496,272
Packaging Corp. of America
3.40%, 12/15/27 (Call 09/15/27)(b)	2,545	2,410,616
3.65%, 09/15/24 (Call 06/15/24)	4,411	4,316,705
Sealed Air Corp., 1.57%, 10/15/26 (Call 09/15/26)(a)(b)	5,470	4,749,328
Silgan Holdings Inc., 1.40%, 04/01/26
(Call 03/01/26)(a)(b)	4,640	4,140,696
Sonoco Products Co.
1.80%, 02/01/25 (Call 07/03/23)	9,075	8,492,048
2.25%, 02/01/27 (Call 01/01/27)	3,605	3,257,682
WRKCo Inc.
3.00%, 09/15/24 (Call 07/15/24)(b)	4,205	4,059,189
3.38%, 09/15/27 (Call 06/15/27)	3,075	2,854,295
3.75%, 03/15/25 (Call 01/15/25)	4,748	4,593,631
4.00%, 03/15/28 (Call 12/15/27)	4,850	4,586,610
4.65%, 03/15/26 (Call 01/15/26)	6,634	6,503,361
		98,746,827
Pharmaceuticals — 3.7%
AbbVie Inc.
2.60%, 11/21/24 (Call 10/21/24)	29,399	28,307,212
2.95%, 11/21/26 (Call 09/21/26)	30,096	28,391,403
3.20%, 05/14/26 (Call 02/14/26)	15,605	14,979,440
3.60%, 05/14/25 (Call 02/14/25)	29,779	29,002,052
3.80%, 03/15/25 (Call 12/15/24)	24,154	23,625,399
AmerisourceBergen Corp.
3.25%, 03/01/25 (Call 12/01/24)	4,130	3,991,790
3.45%, 12/15/27 (Call 09/15/27)	5,410	5,136,695
Astrazeneca Finance LLC
1.20%, 05/28/26 (Call 04/28/26)(b)	9,765	8,841,892
1.75%, 05/28/28 (Call 03/28/28)	5,145	4,505,254
4.88%, 03/03/28 (Call 02/03/28)	6,865	6,952,336
AstraZeneca PLC
0.70%, 04/08/26 (Call 03/08/26)(b)	9,855	8,871,866
Security	Par (000)	Value

Pharmaceuticals (continued)
3.13%, 06/12/27 (Call 03/12/27)	$4,467	$4,253,902
3.38%, 11/16/25	16,008	15,512,285
Bayer Corp., 6.65%, 02/15/28(a)(b)	555	587,239
Bayer U.S. Finance II LLC
3.38%, 07/15/24 (Call 04/15/24)(a)	6,145	5,994,811
4.25%, 12/15/25 (Call 10/15/25)(a)	21,578	20,950,293
5.50%, 08/15/25(a)(b)	1,031	1,017,004
Bayer U.S. Finance LLC, 3.38%, 10/08/24(a)	14,569	14,164,384
Becton Dickinson and Co.
3.70%, 06/06/27 (Call 03/06/27)(b)	10,339	9,916,138
3.73%, 12/15/24 (Call 09/15/24)	8,226	8,031,162
4.69%, 02/13/28 (Call 01/13/28)(b)	8,045	8,028,877
Bristol-Myers Squibb Co.
0.75%, 11/13/25 (Call 10/13/25)	7,808	7,138,957
1.13%, 11/13/27 (Call 09/13/27)(b)	6,715	5,875,348
2.90%, 07/26/24 (Call 06/26/24)	19,932	19,460,755
3.20%, 06/15/26 (Call 04/15/26)	15,790	15,238,530
3.25%, 02/27/27(b)	3,883	3,754,189
3.45%, 11/15/27 (Call 08/15/27)(b)	2,095	2,017,961
3.90%, 02/20/28 (Call 11/20/27)	11,280	11,077,535
6.80%, 11/15/26(b)	425	456,860
Cardinal Health Inc.
3.41%, 06/15/27 (Call 03/15/27)(b)	8,722	8,308,401
3.50%, 11/15/24 (Call 08/15/24)(b)	4,385	4,256,128
3.75%, 09/15/25 (Call 06/15/25)(b)	5,029	4,890,738
Cigna Group (The)
1.25%, 03/15/26 (Call 02/15/26)	6,528	5,902,168
3.05%, 10/15/27 (Call 07/15/27)(b)	2,240	2,089,227
3.25%, 04/15/25 (Call 01/15/25)(b)	6,260	6,045,893
3.40%, 03/01/27 (Call 12/01/26)	10,469	9,955,171
4.13%, 11/15/25 (Call 09/15/25)(b)	17,395	17,033,520
4.50%, 02/25/26 (Call 11/27/25)(b)	9,865	9,758,081
5.69%, 03/15/26 (Call 03/15/24)(b)	800	804,269
CVS Health Corp.
1.30%, 08/21/27 (Call 06/21/27)	19,633	16,945,073
2.63%, 08/15/24 (Call 07/15/24)(b)	8,442	8,180,333
2.88%, 06/01/26 (Call 03/01/26)	13,866	13,115,409
3.00%, 08/15/26 (Call 06/15/26)(b)	6,726	6,339,934
3.38%, 08/12/24 (Call 05/12/24)	5,999	5,871,017
3.63%, 04/01/27 (Call 02/01/27)	6,121	5,853,485
3.88%, 07/20/25 (Call 04/20/25)	21,143	20,701,928
4.10%, 03/25/25 (Call 01/25/25)(b)	7,840	7,741,735
4.30%, 03/25/28 (Call 12/25/27)	28,780	28,047,137
5.00%, 12/01/24 (Call 09/01/24)(b)	3,187	3,171,379
5.00%, 02/20/26 (Call 01/20/26)(b)	17,610	17,630,763
6.25%, 06/01/27(b)	7,297	7,648,953
Eli Lilly & Co.
2.75%, 06/01/25 (Call 03/01/25)(b)	5,527	5,333,041
3.10%, 05/15/27 (Call 02/15/27)	2,619	2,497,910
5.00%, 02/27/26 (Call 02/27/24)(b)	100	100,267
5.50%, 03/15/27(b)	4,160	4,349,113
EMD Finance LLC, 3.25%, 03/19/25 (Call 12/19/24)(a)	14,333	13,819,007
Evernorth Health Inc., 4.50%, 02/25/26 (Call 11/27/25)	2,540	2,484,858
GlaxoSmithKline Capital Inc.
3.63%, 05/15/25	9,219	9,027,298
3.88%, 05/15/28	5,930	5,766,709
Johnson & Johnson
0.55%, 09/01/25 (Call 08/01/25)(b)	8,336	7,665,852
0.95%, 09/01/27 (Call 07/01/27)(b)	6,490	5,705,388
2.45%, 03/01/26 (Call 12/01/25)	16,469	15,697,765

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
2.63%, 01/15/25 (Call 11/15/24)(b)	$8,314	$8,080,075
2.90%, 01/15/28 (Call 10/15/27)(b)	8,200	7,802,576
2.95%, 03/03/27 (Call 12/03/26)	8,278	7,951,534
McKesson Corp.
0.90%, 12/03/25 (Call 11/03/25)	4,242	3,824,060
1.30%, 08/15/26 (Call 07/15/26)(b)	4,499	4,006,107
5.25%, 02/15/26 (Call 02/15/24)	3,138	3,131,969
Mead Johnson Nutrition Co., 4.13%, 11/15/25
(Call 08/15/25)(b)	7,541	7,430,960
Merck & Co. Inc.
0.75%, 02/24/26 (Call 01/24/26)(b)	8,606	7,834,244
1.70%, 06/10/27 (Call 05/10/27)(b)	13,293	12,036,185
2.75%, 02/10/25 (Call 11/10/24)(b)	18,444	17,888,512
4.05%, 05/17/28(b)	2,345	2,332,314
Merck Sharp & Dohme Corp., 6.40%, 03/01/28	165	179,574
Mylan Inc., 4.55%, 04/15/28 (Call 01/15/28)	4,600	4,348,138
Novartis Capital Corp.
1.75%, 02/14/25 (Call 01/14/25)	10,506	10,002,716
2.00%, 02/14/27 (Call 12/14/26)	10,197	9,425,869
3.00%, 11/20/25 (Call 08/20/25)(b)	11,810	11,411,831
3.10%, 05/17/27 (Call 02/17/27)(b)	7,341	7,047,725
Pfizer Inc.
0.80%, 05/28/25 (Call 04/28/25)(b)	7,270	6,751,514
2.75%, 06/03/26	12,295	11,748,764
3.00%, 12/15/26(b)	11,158	10,653,766
Pfizer Investment Enterprises Pte Ltd.
4.45%, 05/19/26 (Call 04/19/26)	27,800	27,656,861
4.45%, 05/19/28 (Call 04/19/28)	27,800	27,697,093
4.65%, 05/19/25	27,800	27,734,847
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26 (Call 06/23/26)	23,330	22,015,110
Utah Acquisition Sub Inc., 3.95%, 06/15/26
(Call 03/15/26)	17,794	16,917,529
Viatris Inc.
1.65%, 06/22/25 (Call 05/22/25)(b)	7,131	6,564,173
2.30%, 06/22/27 (Call 04/22/27)	5,232	4,576,063
Zoetis Inc.
3.00%, 09/12/27 (Call 06/12/27)(b)	5,050	4,749,569
4.50%, 11/13/25 (Call 08/13/25)	6,803	6,729,416
5.40%, 11/14/25 (Call 10/14/25)(b)	1,550	1,570,335
		898,918,948
Pipelines — 2.5%
Boardwalk Pipelines LP
4.45%, 07/15/27 (Call 04/15/27)(b)	3,850	3,721,375
4.95%, 12/15/24 (Call 09/15/24)	8,975	8,877,370
5.95%, 06/01/26 (Call 03/01/26)(b)	4,832	4,914,169
Cheniere Corpus Christi Holdings LLC
5.13%, 06/30/27 (Call 01/01/27)(b)	9,252	9,174,630
5.88%, 03/31/25 (Call 10/02/24)(b)	15,846	15,861,760
Colonial Pipeline Co., 3.75%, 10/01/25
(Call 07/01/25)(a)(b)	1,595	1,535,141
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., 4.15%, 08/15/26 (Call 05/15/26)(a)(b)	3,159	3,040,108
Columbia Pipeline Group Inc., 4.50%, 06/01/25
(Call 03/01/25)	9,882	9,716,031
DCP Midstream Operating LP
5.38%, 07/15/25 (Call 04/15/25)(b)	3,805	3,763,035
5.63%, 07/15/27 (Call 04/15/27)(b)	4,368	4,398,248
Enbridge Energy Partners LP, 5.88%, 10/15/25
(Call 07/15/25)(b)	5,453	5,512,760
Security	Par (000)	Value

Pipelines (continued)
Enbridge Inc.
1.60%, 10/04/26 (Call 09/04/26)(b)	$3,713	$3,319,350
2.50%, 01/15/25 (Call 12/15/24)	5,388	5,145,558
2.50%, 02/14/25(b)	4,620	4,401,300
3.70%, 07/15/27 (Call 04/15/27)(b)	5,556	5,297,644
4.25%, 12/01/26 (Call 09/01/26)(b)	6,702	6,517,070
5.50%, 07/15/77 (Call 07/15/27),
(3-mo. LIBOR US + 3.418%)(c)	8,458	7,388,277
5.97%, 03/08/26 (Call 03/08/24)	2,350	2,359,364
6.25%, 03/01/78 (Call 03/01/28),
(3-mo. LIBOR US + 3.641%)(b)(c)	5,325	4,923,589
7.38%, 01/15/83 (Call 10/15/27),
(5-year CMT + 3.708%)(c)	3,295	3,243,587
Series 16-A, 6.00%, 01/15/77 (Call 01/15/27),
(3-mo. LIBOR US + 3.890%)(b)(c)	4,273	4,020,438
Energy Transfer LP
2.90%, 05/15/25 (Call 04/15/25)	8,373	7,955,066
3.90%, 07/15/26 (Call 04/15/26)	4,517	4,309,046
4.00%, 10/01/27 (Call 07/01/27)	4,574	4,323,917
4.05%, 03/15/25 (Call 12/15/24)	10,935	10,667,699
4.20%, 04/15/27 (Call 01/15/27)(b)	4,936	4,734,156
4.40%, 03/15/27 (Call 12/15/26)(b)	4,351	4,199,740
4.75%, 01/15/26 (Call 10/15/25)(b)	8,165	8,044,728
4.95%, 05/15/28 (Call 02/15/28)	5,200	5,076,977
5.50%, 06/01/27 (Call 03/01/27)	7,665	7,684,406
5.55%, 02/15/28 (Call 01/15/28)	8,005	8,025,149
5.95%, 12/01/25 (Call 09/01/25)(b)	3,587	3,619,782
Enterprise Products Operating LLC
3.70%, 02/15/26 (Call 11/15/25)(b)	7,506	7,308,350
3.75%, 02/15/25 (Call 11/15/24)	13,531	13,273,274
3.95%, 02/15/27 (Call 11/15/26)(b)	7,569	7,388,255
5.05%, 01/10/26	6,145	6,193,292
5.38%, 02/15/78 (Call 02/15/28),
(3-mo. LIBOR US + 2.570%)(c)	3,250	2,648,237
Series E, 5.25%, 08/16/77 (Call 08/16/27),
(3-mo. LIBOR US + 3.033%)(c)	7,735	6,686,881
Florida Gas Transmission Co. LLC, 4.35%, 07/15/25
(Call 04/15/25)(a)(b)	3,271	3,192,826
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 09/30/27(a)	304	281,459
Gray Oak Pipeline LLC
2.60%, 10/15/25 (Call 09/15/25)(a)(b)	5,587	5,150,989
3.45%, 10/15/27 (Call 08/15/27)(a)(b)	1,555	1,397,164
Gulfstream Natural Gas System LLC
4.60%, 09/15/25 (Call 06/15/25)(a)	3,051	2,957,701
6.19%, 11/01/25(a)	2,443	2,444,857
KazTransGas JSC, 4.38%, 09/26/27(a)	3,200	2,964,928
Kinder Morgan Energy Partners LP, 4.25%, 09/01/24
(Call 06/01/24)	7,930	7,743,042
Kinder Morgan Inc.
1.75%, 11/15/26 (Call 10/15/26)(b)	3,953	3,518,855
4.30%, 06/01/25 (Call 03/01/25)	13,707	13,446,918
4.30%, 03/01/28 (Call 12/01/27)(b)	11,353	10,972,323
Magellan Midstream Partners LP
3.20%, 03/15/25 (Call 12/15/24)	1,170	1,120,868
5.00%, 03/01/26 (Call 12/01/25)(b)	5,350	5,301,636
MPLX LP
1.75%, 03/01/26 (Call 02/01/26)	12,215	11,136,255
4.00%, 02/15/25 (Call 11/15/24)(b)	5,794	5,645,985
4.00%, 03/15/28 (Call 12/15/27)	6,525	6,197,026
4.13%, 03/01/27 (Call 12/01/26)	10,041	9,728,292

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
4.25%, 12/01/27 (Call 09/01/27)(b)	$5,310	$5,107,213
4.88%, 12/01/24 (Call 09/01/24)(b)	12,111	11,970,320
4.88%, 06/01/25 (Call 03/01/25)(b)	10,305	10,184,872
NGPL PipeCo LLC, 4.88%, 08/15/27 (Call 02/15/27)(a)	5,249	5,021,045
Northwest Pipeline LLC, 4.00%, 04/01/27
(Call 01/01/27)(b)	2,873	2,760,551
ONEOK Inc.
2.20%, 09/15/25 (Call 08/15/25)(b)	3,606	3,344,708
2.75%, 09/01/24 (Call 08/01/24)(b)	6,191	5,966,921
4.00%, 07/13/27 (Call 04/13/27)	3,891	3,669,896
4.90%, 03/15/25 (Call 12/15/24)	5,564	5,488,447
5.85%, 01/15/26 (Call 12/15/25)(b)	5,185	5,243,956
Plains All American Pipeline LP/PAA Finance Corp.
3.60%, 11/01/24 (Call 08/01/24)	10,681	10,361,453
4.50%, 12/15/26 (Call 09/15/26)	6,004	5,803,929
4.65%, 10/15/25 (Call 07/15/25)(b)	9,477	9,316,851
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (Call 09/15/27)(b)	11,340	10,803,000
5.00%, 03/15/27 (Call 09/15/26)(b)	12,064	11,921,716
5.63%, 03/01/25 (Call 12/01/24)(b)	20,650	20,641,884
5.88%, 06/30/26 (Call 12/31/25)	12,829	13,013,669
Spectra Energy Partners LP
3.38%, 10/15/26 (Call 07/15/26)	5,340	5,048,827
3.50%, 03/15/25 (Call 12/15/24)	5,317	5,132,153
Targa Resources Corp.
5.00%, 01/15/28 (Call 07/03/23)(b)	3,995	3,850,268
5.20%, 07/01/27 (Call 06/01/27)(b)	6,570	6,485,591
6.50%, 07/15/27 (Call 07/03/23)(b)	8,345	8,374,815
TC PipeLines LP
3.90%, 05/25/27 (Call 02/25/27)(b)	3,537	3,402,208
4.38%, 03/13/25 (Call 12/13/24)(b)	5,094	4,979,094
Tennessee Gas Pipeline Co. LLC, 7.00%, 03/15/27(b)	2,092	2,209,219
Texas Eastern Transmission LP, 3.50%, 01/15/28
(Call 10/15/27)(a)(b)	195	181,805
TransCanada PipeLines Ltd.
1.00%, 10/12/24 (Call 09/12/24)	12,520	11,754,487
4.25%, 05/15/28 (Call 02/15/28)	5,870	5,631,711
4.88%, 01/15/26 (Call 10/15/25)(b)	7,183	7,137,099
6.20%, 03/09/26 (Call 03/09/24)	1,299	1,300,923
Transcanada Trust
5.30%, 03/15/77 (Call 03/15/27),
(3-mo. LIBOR US + 3.208%)(b)(c)	11,325	9,739,500
5.63%, 05/20/75 (Call 05/20/25),
(3-mo. LIBOR US + 3.528%)(b)(c)	5,367	5,076,285
Series 16-A, 5.88%, 08/15/76 (Call 08/15/26),
(3-mo. LIBOR US + 4.640%)(c)	8,842	8,274,344
Transcontinental Gas Pipe Line Co. LLC
4.00%, 03/15/28 (Call 12/15/27)	100	94,979
7.85%, 02/01/26 (Call 11/01/25)	8,969	9,501,464
Valero Energy Partners LP, 4.50%, 03/15/28
(Call 12/15/27)	3,670	3,584,754
Western Midstream Operating LP
3.35%, 02/01/25 (Call 01/01/25)	2,640	2,519,027
3.95%, 06/01/25 (Call 03/01/25)(b)	1,105	1,062,696
4.50%, 03/01/28 (Call 12/01/27)	3,175	2,984,530
4.65%, 07/01/26 (Call 04/01/26)	2,390	2,305,240
Williams Companies Inc. (The)
3.75%, 06/15/27 (Call 03/15/27)	13,883	13,223,927
3.90%, 01/15/25 (Call 10/15/24)	8,040	7,843,745
4.00%, 09/15/25 (Call 06/15/25)	8,217	7,987,727
Security	Par (000)	Value

Pipelines (continued)
5.40%, 03/02/26(b)	$3,820	$3,851,137
		606,628,869
Private Equity — 0.0%
Apollo Management Holdings LP, 4.40%, 05/27/26
(Call 02/27/26)(a)(b)	4,339	4,160,113

Real Estate — 0.1%
Brookfield Asset Management Inc., 4.00%, 01/15/25
(Call 10/15/24)(b)	4,943	4,822,797
CBRE Services Inc., 4.88%, 03/01/26 (Call 12/01/25)(b)	5,728	5,624,774
GAIF Bond Issuer Pty Ltd., 3.40%, 09/30/26
(Call 06/30/26)(a)	3,135	2,926,566
Ontario Teachers’ Cadillac Fairview Properties Trust,
3.88%, 03/20/27 (Call 12/20/26)(a)	5,896	5,502,692
		18,876,829
Real Estate Investment Trusts — 3.3%
Alexandria Real Estate Equities Inc.
3.45%, 04/30/25 (Call 02/28/25)(b)	5,636	5,425,921
3.80%, 04/15/26 (Call 02/15/26)(b)	3,352	3,221,525
3.95%, 01/15/27 (Call 10/15/26)(b)	1,645	1,576,899
3.95%, 01/15/28 (Call 10/15/27)(b)	4,520	4,253,789
4.30%, 01/15/26 (Call 10/15/25)(b)	1,871	1,820,372
American Homes 4 Rent LP, 4.25%, 02/15/28
(Call 11/15/27)(b)	3,370	3,160,795
American Tower Corp.
1.30%, 09/15/25 (Call 08/15/25)(b)	4,801	4,382,395
1.45%, 09/15/26 (Call 08/15/26)	4,882	4,321,724
1.50%, 01/31/28 (Call 11/30/27)(b)	5,080	4,305,626
1.60%, 04/15/26 (Call 03/15/26)(b)	6,022	5,439,371
2.40%, 03/15/25 (Call 02/15/25)	7,034	6,669,945
2.75%, 01/15/27 (Call 11/15/26)	5,475	5,034,494
2.95%, 01/15/25 (Call 12/15/24)	6,612	6,351,040
3.13%, 01/15/27 (Call 10/15/26)(b)	3,015	2,798,750
3.38%, 10/15/26 (Call 07/15/26)(b)	8,226	7,754,222
3.55%, 07/15/27 (Call 04/15/27)	5,682	5,313,970
3.60%, 01/15/28 (Call 10/15/27)(b)	3,790	3,533,688
3.65%, 03/15/27 (Call 02/15/27)(b)	5,620	5,311,127
4.00%, 06/01/25 (Call 03/01/25)(b)	6,948	6,756,780
4.40%, 02/15/26 (Call 11/15/25)(b)	4,713	4,605,670
5.25%, 07/15/28 (Call 06/15/28)	3,295	3,290,955
5.50%, 03/15/28 (Call 02/15/28)(b)	5,460	5,516,937
AvalonBay Communities Inc.
2.90%, 10/15/26 (Call 07/15/26)(b)	2,551	2,372,654
2.95%, 05/11/26 (Call 02/11/26)(b)	3,400	3,206,562
3.20%, 01/15/28 (Call 10/15/27)	3,250	3,010,122
3.35%, 05/15/27 (Call 02/15/27)(b)	2,877	2,710,600
3.45%, 06/01/25 (Call 03/03/25)(b)	5,091	4,918,735
3.50%, 11/15/24 (Call 08/15/24)(b)	2,800	2,723,464
3.50%, 11/15/25 (Call 08/15/25)(b)	2,009	1,930,201
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)	7,825	6,873,341
3.20%, 01/15/25 (Call 10/15/24)(b)	6,674	6,316,422
3.65%, 02/01/26 (Call 11/03/25)	7,369	6,823,286
6.75%, 12/01/27 (Call 11/01/27)(b)	9,225	9,234,087
Brandywine Operating Partnership LP
3.95%, 11/15/27 (Call 08/15/27)(b)	4,190	3,091,198
4.10%, 10/01/24 (Call 07/01/24)(b)	3,006	2,810,097
7.55%, 03/15/28 (Call 02/15/28)(b)	1,295	1,102,668
Brixmor Operating Partnership LP
2.25%, 04/01/28 (Call 02/01/28)	2,000	1,691,405
3.85%, 02/01/25 (Call 11/01/24)	5,400	5,188,701

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.90%, 03/15/27 (Call 12/15/26)	$2,889	$2,688,832
4.13%, 06/15/26 (Call 03/15/26)	4,562	4,299,881
Camden Property Trust, 3.50%, 09/15/24
(Call 06/15/24)(b)	874	851,817
Corporate Office Properties LP, 2.25%, 03/15/26
(Call 02/15/26)	2,696	2,385,396
Crown Castle Inc., 5.00%, 01/11/28 (Call 12/11/27)(b)	6,310	6,258,771
Crown Castle International Corp.
1.05%, 07/15/26 (Call 06/15/26)	9,490	8,353,041
1.35%, 07/15/25 (Call 06/15/25)	6,067	5,582,568
2.90%, 03/15/27 (Call 02/15/27)(b)	8,082	7,464,345
3.20%, 09/01/24 (Call 07/01/24)(b)	10,193	9,896,417
3.65%, 09/01/27 (Call 06/01/27)	6,214	5,845,289
3.70%, 06/15/26 (Call 03/15/26)	8,171	7,828,907
3.80%, 02/15/28 (Call 11/15/27)	2,139	2,010,988
4.00%, 03/01/27 (Call 12/01/26)	2,944	2,831,655
4.45%, 02/15/26 (Call 11/15/25)	8,765	8,609,675
CubeSmart LP
3.13%, 09/01/26 (Call 06/01/26)	1,140	1,061,959
4.00%, 11/15/25 (Call 08/15/25)(b)	1,171	1,124,670
Digital Realty Trust LP
3.70%, 08/15/27 (Call 05/15/27)(b)	9,081	8,294,598
5.55%, 01/15/28 (Call 12/15/27)(b)	6,345	6,242,474
EPR Properties
4.50%, 04/01/25 (Call 01/01/25)(b)	2,000	1,925,067
4.50%, 06/01/27 (Call 03/01/27)	3,175	2,803,186
4.75%, 12/15/26 (Call 09/15/26)	2,620	2,365,177
4.95%, 04/15/28 (Call 01/15/28)	2,075	1,797,252
Equinix Inc.
1.00%, 09/15/25 (Call 08/15/25)(b)	14,696	13,267,744
1.25%, 07/15/25 (Call 06/15/25)	991	906,119
1.45%, 05/15/26 (Call 04/15/26)	5,340	4,781,766
1.55%, 03/15/28 (Call 01/15/28)	305	256,959
1.80%, 07/15/27 (Call 05/15/27)	4,940	4,286,378
2.00%, 05/15/28 (Call 03/15/28)	200	169,802
2.63%, 11/18/24 (Call 10/18/24)	10,010	9,586,538
2.90%, 11/18/26 (Call 09/18/26)(b)	4,876	4,496,847
ERP Operating LP
2.85%, 11/01/26 (Call 08/01/26)	3,752	3,481,690
3.25%, 08/01/27 (Call 05/01/27)	3,020	2,802,889
3.38%, 06/01/25 (Call 03/01/25)	1,896	1,830,172
3.50%, 03/01/28 (Call 12/01/27)	4,215	3,924,589
Essex Portfolio LP
1.70%, 03/01/28 (Call 01/01/28)(b)	3,880	3,303,902
3.38%, 04/15/26 (Call 01/15/26)(b)	3,415	3,248,296
3.50%, 04/01/25 (Call 01/01/25)	4,950	4,750,725
3.63%, 05/01/27 (Call 02/01/27)(b)	2,401	2,248,551
Extra Space Storage LP, 5.70%, 04/01/28
(Call 03/01/28)(b)	3,110	3,152,081
Federal Realty Investment Trust
1.25%, 02/15/26 (Call 01/15/26)(b)	3,810	3,425,744
3.25%, 07/15/27 (Call 04/15/27)(b)	2,879	2,635,329
Federal Realty OP LP, 5.38%, 05/01/28	2,620	2,568,913
GLP Capital LP/GLP Financing II Inc.
3.35%, 09/01/24 (Call 08/01/24)	4,031	3,899,430
5.25%, 06/01/25 (Call 03/01/25)	6,822	6,674,131
5.38%, 04/15/26 (Call 01/15/26)	7,655	7,435,446
Goodman U.S. Finance Three LLC, 3.70%, 03/15/28
(Call 12/15/27)(a)	100	91,987
Healthcare Realty Holdings LP
3.50%, 08/01/26 (Call 05/01/26)	4,450	4,117,777
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.63%, 01/15/28 (Call 10/15/27)	$190	$169,698
3.75%, 07/01/27 (Call 04/01/27)(b)	3,296	3,062,057
Healthpeak Properties Inc.
1.35%, 02/01/27 (Call 01/01/27)	4,165	3,632,212
3.25%, 07/15/26 (Call 05/15/26)	4,072	3,822,414
3.40%, 02/01/25 (Call 11/01/24)(b)	1,926	1,861,791
4.00%, 06/01/25 (Call 03/01/25)(b)	3,705	3,608,162
Highwoods Realty LP
3.88%, 03/01/27 (Call 12/01/26)(b)	718	648,506
4.13%, 03/15/28 (Call 12/15/27)	2,805	2,427,172
Host Hotels & Resorts LP
Series E, 4.00%, 06/15/25 (Call 03/15/25)	4,527	4,373,588
Series F, 4.50%, 02/01/26 (Call 11/01/25)(b)	1,240	1,207,863
Hudson Pacific Properties LP
3.95%, 11/01/27 (Call 08/01/27)	3,802	2,786,718
5.95%, 02/15/28 (Call 01/15/28)(b)	645	509,979
Kilroy Realty LP
3.45%, 12/15/24 (Call 09/15/24)(b)	3,514	3,352,207
4.38%, 10/01/25 (Call 07/01/25)	2,375	2,192,697
Kimco Realty Corp.
1.90%, 03/01/28 (Call 01/01/28)	3,640	3,101,477
2.80%, 10/01/26 (Call 07/01/26)	3,387	3,111,550
3.25%, 08/15/26 (Call 05/15/26)	2,150	2,011,657
3.30%, 02/01/25 (Call 12/01/24)	4,607	4,427,184
3.80%, 04/01/27 (Call 01/01/27)	3,180	3,001,336
Kite Realty Group LP, 4.00%, 10/01/26 (Call 07/01/26)	2,331	2,114,660
Kite Realty Group Trust, 4.00%, 03/15/25
(Call 12/15/24)(b)	2,060	1,950,360
Life Storage LP, 3.88%, 12/15/27 (Call 09/15/27)	3,000	2,817,336
LifeStorage LP/CA, 3.50%, 07/01/26 (Call 04/01/26)(b)	4,582	4,355,574
Mid-America Apartments LP
1.10%, 09/15/26 (Call 08/15/26)(b)	2,433	2,137,898
3.60%, 06/01/27 (Call 03/01/27)(b)	1,220	1,163,553
4.00%, 11/15/25 (Call 08/15/25)(b)	3,542	3,462,565
NNN REIT Inc.
3.50%, 10/15/27 (Call 07/15/27)	2,820	2,616,517
3.60%, 12/15/26 (Call 09/15/26)	2,148	2,021,722
3.90%, 06/15/24 (Call 03/15/24)	3,258	3,189,447
4.00%, 11/15/25 (Call 08/15/25)(b)	3,191	3,069,561
Omega Healthcare Investors Inc.
4.50%, 01/15/25 (Call 10/15/24)(b)	4,390	4,217,788
4.50%, 04/01/27 (Call 01/01/27)	5,376	4,999,159
4.75%, 01/15/28 (Call 10/15/27)	3,590	3,291,168
5.25%, 01/15/26 (Call 10/15/25)(b)	4,134	4,018,201
Physicians Realty LP
3.95%, 01/15/28 (Call 10/15/27)	660	608,004
4.30%, 03/15/27 (Call 12/15/26)	3,111	2,945,296
Prologis LP
2.13%, 04/15/27 (Call 02/15/27)(b)	3,854	3,506,468
3.25%, 06/30/26 (Call 03/30/26)(b)	3,214	3,082,407
3.25%, 10/01/26 (Call 07/01/26)(b)	2,604	2,493,587
3.38%, 12/15/27 (Call 09/15/27)(b)	3,135	2,968,215
Public Storage
0.88%, 02/15/26 (Call 01/15/26)(b)	4,485	4,021,789
1.50%, 11/09/26 (Call 10/09/26)(b)	4,915	4,425,863
1.85%, 05/01/28 (Call 03/01/28)	3,400	2,966,831
3.09%, 09/15/27 (Call 06/15/27)	3,390	3,191,104
Realty Income Corp.
0.75%, 03/15/26 (Call 02/15/26)	2,271	2,002,875
3.00%, 01/15/27 (Call 10/15/26)(b)	4,594	4,271,826

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.40%, 01/15/28 (Call 11/15/27)(b)	$4,945	$4,603,764
3.65%, 01/15/28 (Call 10/15/27)(b)	824	775,162
3.88%, 07/15/24 (Call 04/15/24)(b)	3,048	2,986,149
3.88%, 04/15/25 (Call 02/15/25)(b)	4,704	4,578,906
3.95%, 08/15/27 (Call 05/15/27)	6,945	6,656,776
4.13%, 10/15/26 (Call 07/15/26)(b)	4,782	4,662,892
4.63%, 11/01/25 (Call 09/01/25)(b)	4,691	4,638,833
4.88%, 06/01/26 (Call 03/01/26)(b)	4,594	4,560,468
5.05%, 01/13/26 (Call 01/13/24)	2,797	2,777,936
Regency Centers LP
3.60%, 02/01/27 (Call 11/01/26)	3,730	3,541,397
3.90%, 11/01/25 (Call 08/01/25)(b)	2,375	2,267,423
4.13%, 03/15/28 (Call 12/15/27)(b)	2,270	2,136,579
Retail Opportunity Investments Partnership LP, 4.00%,
12/15/24 (Call 09/15/24)(b)	980	942,062
Rexford Industrial Realty LP, 5.00%, 06/15/28
(Call 05/15/28)(b)	2,250	2,206,784
Sabra Health Care LP, 5.13%, 08/15/26
(Call 05/15/26)(b)	3,695	3,498,418
Scentre Group Trust 1/Scentre Group Trust 2
3.25%, 10/28/25 (Call 07/30/25)(a)(b)	4,268	4,041,620
3.50%, 02/12/25 (Call 11/14/24)(a)(b)	5,625	5,430,098
3.63%, 01/28/26 (Call 12/28/25)(a)	5,462	5,221,927
3.75%, 03/23/27 (Call 12/23/26)(a)	3,585	3,390,679
Scentre Group Trust 2, 4.75%, 09/24/80
(Call 06/24/26), (5-year CMT + 4.379%)(a)(c)	9,250	8,343,828
Simon Property Group LP
1.38%, 01/15/27 (Call 10/15/26)(b)	7,315	6,497,170
1.75%, 02/01/28 (Call 11/01/27)	8,865	7,622,243
2.00%, 09/13/24 (Call 06/13/24)	7,703	7,354,972
3.25%, 11/30/26 (Call 08/30/26)	2,209	2,080,872
3.30%, 01/15/26 (Call 10/15/25)	5,895	5,642,716
3.38%, 10/01/24 (Call 07/01/24)(b)	7,487	7,274,493
3.38%, 06/15/27 (Call 03/15/27)(b)	3,945	3,708,328
3.38%, 12/01/27 (Call 09/01/27)(b)	5,200	4,836,422
3.50%, 09/01/25 (Call 06/01/25)	8,853	8,542,162
SITE Centers Corp.
3.63%, 02/01/25 (Call 11/01/24)	3,701	3,486,550
4.25%, 02/01/26 (Call 11/01/25)(b)	2,891	2,731,538
4.70%, 06/01/27 (Call 03/01/27)(b)	3,288	3,027,911
Spirit Realty LP
3.20%, 01/15/27 (Call 11/15/26)(b)	2,328	2,116,172
4.45%, 09/15/26 (Call 06/15/26)(b)	2,385	2,278,964
STORE Capital Corp., 4.50%, 03/15/28 (Call 12/15/27)	2,525	2,178,698
Tanger Properties LP
3.13%, 09/01/26 (Call 06/01/26)	2,680	2,379,227
3.88%, 07/15/27 (Call 04/15/27)	1,980	1,791,638
Trust Fibra Uno, 5.25%, 01/30/26 (Call 10/30/25)(a)(b)	1,907	1,830,890
UDR Inc.
2.95%, 09/01/26 (Call 06/01/26)	1,806	1,668,883
3.50%, 07/01/27 (Call 04/01/27)	3,545	3,331,506
3.50%, 01/15/28 (Call 10/15/27)(b)	1,990	1,834,539
Ventas Realty LP
2.65%, 01/15/25 (Call 12/15/24)	3,945	3,717,957
3.25%, 10/15/26 (Call 07/15/26)	3,742	3,465,381
3.50%, 02/01/25 (Call 11/01/24)	5,147	4,937,535
3.85%, 04/01/27 (Call 01/01/27)	2,821	2,664,911
4.00%, 03/01/28 (Call 12/01/27)	6,025	5,621,910
4.13%, 01/15/26 (Call 10/15/25)(b)	3,989	3,829,451
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
VICI Properties LP
4.38%, 05/15/25(b)	$3,195	$3,083,708
4.75%, 02/15/28 (Call 01/15/28)(b)	10,465	9,959,540
VICI Properties LP/VICI Note Co. Inc.
3.50%, 02/15/25 (Call 07/03/23)(a)(b)	7,385	7,040,780
3.75%, 02/15/27 (Call 07/03/23)(a)(b)	6,285	5,820,179
4.25%, 12/01/26 (Call 07/03/23)(a)	10,330	9,690,165
4.50%, 09/01/26 (Call 06/01/26)(a)	3,552	3,366,550
4.50%, 01/15/28 (Call 10/15/27)(a)	1,565	1,454,151
4.63%, 06/15/25 (Call 03/15/25)(a)	5,010	4,835,118
5.75%, 02/01/27 (Call 11/01/26)(a)	5,635	5,559,547
Vornado Realty LP
2.15%, 06/01/26 (Call 05/01/26)	3,240	2,660,015
3.50%, 01/15/25 (Call 11/15/24)(b)	3,679	3,405,808
WEA Finance LLC, 2.88%, 01/15/27
(Call 11/15/26)(a)(b)	5,769	4,985,967
WEA Finance LLC/Westfield UK & Europe Finance PLC, 3.75%, 09/17/24 (Call 06/17/24)(a)(b)	7,997	7,551,714
Welltower Inc., 4.00%, 06/01/25 (Call 03/01/25)	10,623	10,301,622
Welltower OP LLC
2.70%, 02/15/27 (Call 12/15/26)(b)	4,120	3,757,760
4.25%, 04/01/26 (Call 01/01/26)(b)	5,154	5,024,920
4.25%, 04/15/28 (Call 01/15/28)	2,604	2,473,058
Weyerhaeuser Co.
4.75%, 05/15/26	5,080	5,045,986
6.95%, 10/01/27(b)	810	866,123
WP Carey Inc.
4.00%, 02/01/25 (Call 11/01/24)(b)	3,230	3,140,323
4.25%, 10/01/26 (Call 07/01/26)(b)	2,293	2,210,667
		779,881,791
Retail — 1.7%
7-Eleven Inc.
0.95%, 02/10/26 (Call 01/10/26)(a)(b)	11,197	10,081,615
1.30%, 02/10/28 (Call 12/10/27)(a)(b)	5,140	4,393,075
Advance Auto Parts Inc.
1.75%, 10/01/27 (Call 08/01/27)(b)	455	393,472
5.90%, 03/09/26(b)	1,595	1,616,302
5.95%, 03/09/28 (Call 02/09/28)	3,330	3,386,223
Alimentation Couche-Tard Inc., 3.55%, 07/26/27
(Call 04/26/27)(a)	6,334	5,920,477
AutoNation Inc.
3.50%, 11/15/24 (Call 09/15/24)	5,171	4,995,740
3.80%, 11/15/27 (Call 08/15/27)	2,035	1,866,427
4.50%, 10/01/25 (Call 07/01/25)	2,893	2,817,393
AutoZone Inc.
3.13%, 04/21/26 (Call 01/21/26)(b)	3,872	3,681,309
3.25%, 04/15/25 (Call 01/15/25)	3,344	3,222,124
3.63%, 04/15/25 (Call 03/15/25)(b)	5,549	5,387,847
3.75%, 06/01/27 (Call 03/01/27)(b)	4,273	4,107,909
4.50%, 02/01/28 (Call 01/01/28)(b)	3,525	3,486,887
Costco Wholesale Corp.
1.38%, 06/20/27 (Call 04/20/27)	8,790	7,857,703
3.00%, 05/18/27 (Call 02/18/27)(b)	6,105	5,854,608
Darden Restaurants Inc., 3.85%, 05/01/27
(Call 02/01/27)(b)	3,853	3,712,092
Dollar General Corp.
3.88%, 04/15/27 (Call 01/15/27)	4,786	4,634,553
4.13%, 05/01/28 (Call 02/01/28)	345	333,412
4.15%, 11/01/25 (Call 08/01/25)	5,573	5,457,396
4.25%, 09/20/24(b)	6,840	6,746,901
4.63%, 11/01/27 (Call 10/01/27)	4,412	4,381,164

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
Dollar Tree Inc.
4.00%, 05/15/25 (Call 03/15/25)	$9,736	$9,515,928
4.20%, 05/15/28 (Call 02/15/28)	5,665	5,446,017
El Puerto de Liverpool SAB de CV
3.88%, 10/06/26(a)(b)	1,070	1,019,763
3.95%, 10/02/24(a)	200	195,950
Falabella SA, 3.75%, 10/30/27 (Call 07/30/27)(a)	495	442,532
Genuine Parts Co., 1.75%, 02/01/25 (Call 06/12/23)	4,144	3,889,343
Home Depot Inc. (The)
0.90%, 03/15/28 (Call 01/15/28)	405	345,792
2.13%, 09/15/26 (Call 06/15/26)(b)	8,033	7,471,168
2.50%, 04/15/27 (Call 02/15/27)(b)	6,118	5,730,218
2.70%, 04/15/25 (Call 03/15/25)(b)	4,695	4,533,742
2.80%, 09/14/27 (Call 06/14/27)(b)	8,561	8,040,268
2.88%, 04/15/27 (Call 03/15/27)(b)	6,119	5,801,862
3.00%, 04/01/26 (Call 01/01/26)(b)	10,938	10,557,900
3.35%, 09/15/25 (Call 06/15/25)(b)	8,673	8,436,830
4.00%, 09/15/25 (Call 08/15/25)	6,815	6,723,259
Lowe’s Companies Inc.
1.30%, 04/15/28 (Call 02/15/28)(b)	5,405	4,606,407
2.50%, 04/15/26 (Call 01/15/26)	9,531	8,981,883
3.10%, 05/03/27 (Call 02/03/27)	12,289	11,589,623
3.13%, 09/15/24 (Call 06/15/24)	4,300	4,177,961
3.35%, 04/01/27 (Call 03/01/27)(b)	6,400	6,099,207
3.38%, 09/15/25 (Call 06/15/25)(b)	6,008	5,799,794
4.00%, 04/15/25 (Call 03/15/25)(b)	7,085	6,951,891
4.40%, 09/08/25	8,200	8,114,152
4.80%, 04/01/26 (Call 03/01/26)(b)	5,605	5,591,551
McDonald’s Corp.
1.45%, 09/01/25 (Call 08/01/25)(b)	4,121	3,824,480
3.30%, 07/01/25 (Call 06/01/25)	6,938	6,720,435
3.38%, 05/26/25 (Call 02/26/25)(b)	6,252	6,093,703
3.50%, 03/01/27 (Call 12/01/26)(b)	6,920	6,679,908
3.50%, 07/01/27 (Call 05/01/27)	7,829	7,519,336
3.70%, 01/30/26 (Call 10/30/25)(b)	14,030	13,672,794
3.80%, 04/01/28 (Call 01/01/28)(b)	6,825	6,599,784
O’Reilly Automotive Inc.
3.55%, 03/15/26 (Call 12/15/25)(b)	4,488	4,340,786
3.60%, 09/01/27 (Call 06/01/27)(b)	4,900	4,677,542
Ross Stores Inc.
0.88%, 04/15/26 (Call 03/15/26)(b)	5,070	4,506,998
3.38%, 09/15/24 (Call 06/15/24)(b)	3,221	3,136,491
4.60%, 04/15/25 (Call 03/15/25)	6,205	6,136,438
Starbucks Corp.
2.00%, 03/12/27 (Call 01/12/27)	3,607	3,274,426
2.45%, 06/15/26 (Call 03/15/26)	2,379	2,233,579
3.50%, 03/01/28 (Call 12/01/27)(b)	4,675	4,441,944
3.80%, 08/15/25 (Call 06/15/25)	8,718	8,520,574
4.75%, 02/15/26	10,205	10,193,453
Target Corp.
1.95%, 01/15/27 (Call 12/15/26)(b)	8,020	7,389,628
2.25%, 04/15/25 (Call 03/15/25)(b)	13,647	13,032,370
2.50%, 04/15/26(b)	8,934	8,522,845
TJX Companies Inc. (The), 2.25%, 09/15/26
(Call 06/15/26)	5,263	4,903,708
Vivo Energy Investments BV, 5.13%, 09/24/27
(Call 09/24/23)(a)	20	18,040
Walgreens Boots Alliance Inc.
3.45%, 06/01/26 (Call 03/01/26)(b)	9,739	9,243,396
3.80%, 11/18/24 (Call 08/18/24)(b)	5,000	4,882,126
Security	Par (000)	Value

Retail (continued)
Walmart Inc.
2.65%, 12/15/24 (Call 10/15/24)	$1,779	$1,723,361
2.85%, 07/08/24 (Call 06/08/24)(b)	1,900	1,857,477
3.05%, 07/08/26 (Call 05/08/26)(b)	7,245	7,003,629
3.55%, 06/26/25 (Call 04/26/25)(b)	2,236	2,196,914
3.90%, 04/15/28 (Call 03/15/28)	7,785	7,698,378
4.00%, 04/15/26 (Call 03/15/26)(b)	5,475	5,440,397
5.88%, 04/05/27(b)	740	784,775
		411,667,385
Savings & Loans — 0.2%
Nationwide Building Society
1.50%, 10/13/26(a)	8,224	7,219,080
2.97%, 02/16/28 (Call 02/16/27),
(1-day SOFR + 1.29%)(a)(c)	5,888	5,332,614
3.90%, 07/21/25(a)(b)	5,691	5,498,284
4.00%, 09/14/26(a)(b)	8,056	7,511,158
4.13%, 10/18/32 (Call 10/18/27),
(5-year USD ICE Swap + 1.849%)(a)(b)(c)	3,640	3,211,125
4.30%, 03/08/29 (Call 03/08/28),
(3-mo. LIBOR US + 1.452%)(a)(b)(c)	3,880	3,615,061
4.85%, 07/27/27(a)	6,713	6,592,694
		38,980,016
Semiconductors — 1.7%
Analog Devices Inc.
2.95%, 04/01/25 (Call 03/01/25)(b)	4,766	4,614,802
3.45%, 06/15/27 (Call 03/15/27)(a)(b)	2,810	2,702,424
3.50%, 12/05/26 (Call 09/05/26)(b)	6,783	6,584,068
Applied Materials Inc.
3.30%, 04/01/27 (Call 01/01/27)(b)	9,535	9,178,659
3.90%, 10/01/25 (Call 07/01/25)(b)	6,556	6,446,015
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.13%, 01/15/25 (Call 11/15/24)(b)	4,992	4,823,350
3.50%, 01/15/28 (Call 10/15/27)	6,365	5,921,175
3.88%, 01/15/27 (Call 10/15/26)	22,145	21,289,251
Broadcom Inc.
1.95%, 02/15/28 (Call 12/15/27)(a)(b)	5,430	4,720,194
3.15%, 11/15/25 (Call 10/15/25)	7,933	7,571,268
3.46%, 09/15/26 (Call 07/15/26)(b)	6,009	5,726,424
3.63%, 10/15/24 (Call 09/15/24)(b)	6,183	6,030,431
Intel Corp.
2.60%, 05/19/26 (Call 02/19/26)(b)	7,739	7,327,110
2.70%, 06/17/24 (Call 04/17/24)(b)	410	398,961
3.15%, 05/11/27 (Call 02/11/27)(b)	7,466	7,083,385
3.40%, 03/25/25 (Call 02/25/25)	12,487	12,198,161
3.70%, 07/29/25 (Call 04/29/25)	16,393	16,033,238
3.75%, 03/25/27 (Call 01/25/27)	7,855	7,623,545
3.75%, 08/05/27 (Call 07/05/27)	10,250	9,906,519
4.88%, 02/10/26	16,740	16,833,339
4.88%, 02/10/28 (Call 01/10/28)	19,315	19,454,771
KLA Corp., 4.65%, 11/01/24 (Call 08/01/24)	7,976	7,915,223
Lam Research Corp.
3.75%, 03/15/26 (Call 01/15/26)	6,822	6,676,509
3.80%, 03/15/25 (Call 12/15/24)	5,596	5,496,960
Marvell Technology Inc.
1.65%, 04/15/26 (Call 03/15/26)(b)	4,584	4,139,121
2.45%, 04/15/28 (Call 02/15/28)(b)	4,545	3,965,837
Microchip Technology Inc.
0.98%, 09/01/24	9,857	9,285,016
4.25%, 09/01/25 (Call 07/03/23)(b)	11,231	10,946,736

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Semiconductors (continued)
Micron Technology Inc.
4.19%, 02/15/27 (Call 12/15/26)	$7,041	$6,783,776
4.98%, 02/06/26 (Call 12/06/25)	4,526	4,494,829
5.38%, 04/15/28 (Call 03/15/28)	6,170	6,087,295
NVIDIA Corp., 3.20%, 09/16/26 (Call 06/16/26)(b)	8,192	7,937,487
NXP BV/NXP Funding LLC, 5.35%, 03/01/26
(Call 01/01/26)(b)	3,953	3,953,806
NXP BV/NXP Funding LLC/NXP USA Inc.
2.70%, 05/01/25 (Call 04/01/25)(b)	4,932	4,682,989
3.15%, 05/01/27 (Call 03/01/27)(b)	3,973	3,687,160
3.88%, 06/18/26 (Call 04/18/26)	6,054	5,814,051
4.40%, 06/01/27 (Call 05/01/27)(b)	2,245	2,184,483
Qorvo Inc., 1.75%, 12/15/24 (Call 06/12/23)(a)	2,853	2,662,049
QUALCOMM Inc.
3.25%, 05/20/27 (Call 02/20/27)(b)	15,441	14,816,400
3.45%, 05/20/25 (Call 02/20/25)	11,172	10,884,540
Renesas Electronics Corp.
1.54%, 11/26/24 (Call 10/26/24)(a)	3,994	3,729,012
2.17%, 11/25/26 (Call 10/25/26)(a)	6,706	5,934,133
SK Hynix Inc.
1.50%, 01/19/26(a)	7,435	6,574,762
6.38%, 01/17/28(a)(b)	6,345	6,422,526
Skyworks Solutions Inc., 1.80%, 06/01/26
(Call 05/01/26)	4,304	3,847,637
Texas Instruments Inc.
1.13%, 09/15/26 (Call 08/15/26)	4,430	3,988,603
1.38%, 03/12/25 (Call 02/12/25)	6,636	6,265,152
2.90%, 11/03/27 (Call 08/03/27)(b)	975	919,991
4.60%, 02/15/28 (Call 01/15/28)(b)	7,160	7,250,325
4.70%, 11/18/24	3,360	3,357,794
TSMC Arizona Corp.
1.75%, 10/25/26 (Call 09/25/26)(b)	9,731	8,787,564
3.88%, 04/22/27 (Call 03/22/27)(b)	5,750	5,590,989
TSMC Global Ltd.
0.75%, 09/28/25 (Call 08/28/25)(a)(b)	8,537	7,713,940
1.00%, 09/28/27 (Call 07/28/27)(a)	3,960	3,389,022
1.25%, 04/23/26 (Call 03/23/26)(a)(b)	8,831	7,959,080
1.75%, 04/23/28 (Call 02/23/28)(a)(b)	7,650	6,674,087
4.38%, 07/22/27 (Call 06/22/27)(a)(b)	3,950	3,923,616
		397,209,590
Shipbuilding — 0.0%
Huntington Ingalls Industries Inc.
3.48%, 12/01/27 (Call 09/01/27)(b)	1,550	1,432,983
3.84%, 05/01/25 (Call 04/01/25)(b)	5,049	4,891,186
		6,324,169
Software — 2.2%
Activision Blizzard Inc.
3.40%, 09/15/26 (Call 06/15/26)(b)	6,194	5,958,861
3.40%, 06/15/27 (Call 03/15/27)(b)	997	944,445
Adobe Inc.
1.90%, 02/01/25 (Call 01/01/25)	4,406	4,205,134
2.15%, 02/01/27 (Call 12/01/26)	6,830	6,315,091
3.25%, 02/01/25 (Call 11/01/24)	9,440	9,224,296
Autodesk Inc.
3.50%, 06/15/27 (Call 03/15/27)(b)	3,516	3,369,649
4.38%, 06/15/25 (Call 03/15/25)(b)	2,246	2,218,202
Broadridge Financial Solutions Inc., 3.40%, 06/27/26
(Call 03/27/26)	4,360	4,160,126
Cadence Design Systems Inc., 4.38%, 10/15/24
(Call 07/15/24)(b)	2,768	2,731,204
Security	Par (000)	Value

Software (continued)
Electronic Arts Inc., 4.80%, 03/01/26 (Call 12/01/25)(b)	$3,589	$3,580,294
Fidelity National Information Services Inc.
1.15%, 03/01/26 (Call 02/01/26)(b)	10,247	9,182,446
1.65%, 03/01/28 (Call 01/01/28)(b)	384	328,222
4.50%, 07/15/25	6,156	6,051,342
4.70%, 07/15/27 (Call 06/15/27)(b)	8,718	8,578,012
Fiserv Inc.
2.25%, 06/01/27 (Call 04/01/27)	6,094	5,504,148
2.75%, 07/01/24 (Call 06/01/24)	15,907	15,442,689
3.20%, 07/01/26 (Call 05/01/26)	15,718	14,843,748
3.85%, 06/01/25 (Call 03/01/25)(b)	8,511	8,292,776
5.45%, 03/02/28 (Call 02/02/28)(b)	10,475	10,636,263
Infor Inc., 1.75%, 07/15/25 (Call 06/15/25)(a)(b)	5,983	5,460,807
Intuit Inc.
0.95%, 07/15/25 (Call 06/15/25)	5,737	5,271,792
1.35%, 07/15/27 (Call 05/15/27)(b)	3,945	3,456,512
Microsoft Corp.
2.40%, 08/08/26 (Call 05/08/26)	30,788	29,197,292
2.70%, 02/12/25 (Call 11/12/24)	20,833	20,198,145
3.13%, 11/03/25 (Call 08/03/25)	17,064	16,592,708
3.30%, 02/06/27 (Call 11/06/26)(b)	30,769	30,086,229
Open Text Corp., 6.90%, 12/01/27 (Call 11/01/27)(a)	6,000	6,134,664
Oracle Corp.
1.65%, 03/25/26 (Call 02/25/26)	21,630	19,755,318
2.30%, 03/25/28 (Call 01/25/28)	11,400	10,086,265
2.50%, 04/01/25 (Call 03/01/25)(b)	27,247	25,975,621
2.65%, 07/15/26 (Call 04/15/26)	22,920	21,377,223
2.80%, 04/01/27 (Call 02/01/27)	16,969	15,668,544
2.95%, 11/15/24 (Call 09/15/24)	17,128	16,541,898
2.95%, 05/15/25 (Call 02/15/25)	20,187	19,353,229
3.25%, 11/15/27 (Call 08/15/27)	22,486	20,974,630
3.40%, 07/08/24 (Call 04/08/24)	16,294	15,929,629
4.50%, 05/06/28 (Call 04/06/28)(b)	2,240	2,187,748
5.80%, 11/10/25(b)	8,455	8,602,076
Roper Technologies Inc.
1.00%, 09/15/25 (Call 08/15/25)	6,382	5,817,698
1.40%, 09/15/27 (Call 07/15/27)(b)	5,431	4,707,803
2.35%, 09/15/24 (Call 08/15/24)(b)	6,169	5,930,675
3.80%, 12/15/26 (Call 09/15/26)	3,691	3,548,221
3.85%, 12/15/25 (Call 09/15/25)(b)	2,794	2,711,032
salesforce.com Inc.
0.63%, 07/15/24 (Call 07/03/23)	2,625	2,496,969
3.70%, 04/11/28 (Call 01/11/28)	5,715	5,570,277
Take-Two Interactive Software Inc.
3.55%, 04/14/25	6,770	6,553,220
3.70%, 04/14/27 (Call 03/14/27)	4,087	3,903,566
4.95%, 03/28/28 (Call 02/28/28)	12,830	12,734,796
5.00%, 03/28/26(b)	13,150	13,095,288
VMware Inc.
1.00%, 08/15/24 (Call 06/12/23)	9,890	9,339,258
1.40%, 08/15/26 (Call 07/15/26)	11,523	10,203,749
3.90%, 08/21/27 (Call 05/21/27)	9,079	8,638,214
4.50%, 05/15/25 (Call 04/15/25)	7,113	7,022,030
4.65%, 05/15/27 (Call 03/15/27)(b)	4,054	3,975,621
Workday Inc., 3.50%, 04/01/27 (Call 03/01/27)	7,740	7,390,694
		528,056,389
Telecommunications — 2.3%
AT&T Inc.
1.65%, 02/01/28 (Call 12/01/27)	13,584	11,763,530
1.70%, 03/25/26 (Call 06/12/23)	24,502	22,400,498

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
2.30%, 06/01/27 (Call 04/01/27)	$23,063	$20,889,988
2.95%, 07/15/26 (Call 04/15/26)(b)	2,963	2,794,201
3.80%, 02/15/27 (Call 11/15/26)(b)	6,564	6,338,105
3.88%, 01/15/26 (Call 10/15/25)	4,359	4,244,072
4.10%, 02/15/28 (Call 11/15/27)	11,795	11,411,391
4.25%, 03/01/27 (Call 12/01/26)(b)	11,464	11,258,337
5.54%, 02/20/26 (Call 02/20/24)	4,635	4,637,696
Bharti Airtel Ltd., 4.38%, 06/10/25(a)(b)	7,948	7,782,895
Cisco Systems Inc.
2.50%, 09/20/26 (Call 06/20/26)(b)	10,502	9,926,939
2.95%, 02/28/26(b)	6,128	5,904,606
3.50%, 06/15/25(b)	4,870	4,759,349
Empresa Nacional de Telecomunicaciones SA, 4.75%, 08/01/26 (Call 05/03/26)(a)	2,997	2,931,886
Juniper Networks Inc., 1.20%, 12/10/25 (Call 11/10/25)	3,624	3,233,576
KT Corp., 2.50%, 07/18/26(a)(b)	210	193,853
Motorola Solutions Inc.
4.00%, 09/01/24	903	884,971
4.60%, 02/23/28 (Call 11/23/27)	2,320	2,285,099
7.50%, 05/15/25	458	473,427
NBN Co. Ltd.
0.88%, 10/08/24 (Call 09/08/24)(a)(b)	7,897	7,419,484
1.45%, 05/05/26 (Call 04/05/26)(a)(b)	11,086	10,021,131
1.63%, 01/08/27 (Call 12/08/26)(a)(b)	7,695	6,824,862
Nokia OYJ, 4.38%, 06/12/27	905	860,572
NTT Finance Corp.
1.16%, 04/03/26 (Call 03/03/26)(a)	24,939	22,516,328
1.59%, 04/03/28 (Call 02/03/28)(a)	5,055	4,385,459
4.14%, 07/26/24(a)	2,525	2,491,737
4.24%, 07/25/25(a)	4,125	4,046,517
4.37%, 07/27/27 (Call 06/27/27)(a)	1,265	1,251,394
Ooredoo International Finance Ltd.
3.75%, 06/22/26(a)(b)	1,487	1,445,873
5.00%, 10/19/25(a)	9,600	9,647,831
Rogers Communications Inc.
2.90%, 11/15/26 (Call 08/15/26)(b)	4,822	4,443,675
2.95%, 03/15/25 (Call 07/04/23)(a)	10,590	10,093,803
3.20%, 03/15/27 (Call 02/15/27)(a)	10,190	9,486,250
3.63%, 12/15/25 (Call 09/15/25)	8,065	7,692,324
SK Telecom Co. Ltd., 6.63%, 07/20/27(a)	1,000	1,062,590
Sprint LLC
7.63%, 02/15/25 (Call 11/15/24)(b)	10,315	10,568,862
7.63%, 03/01/26 (Call 11/01/25)(b)	10,975	11,474,076
Telefonica Emisiones SA, 4.10%, 03/08/27(b)	12,329	11,936,102
Telstra Corp. Ltd., 3.13%, 04/07/25 (Call 01/07/25)(a)	8,059	7,791,033
TELUS Corp.
2.80%, 02/16/27 (Call 11/16/26)(b)	5,117	4,783,537
3.70%, 09/15/27 (Call 06/15/27)(b)	3,560	3,401,773
T-Mobile USA Inc.
1.50%, 02/15/26 (Call 01/15/26)	8,927	8,107,292
2.05%, 02/15/28 (Call 12/15/27)	7,780	6,781,947
2.25%, 02/15/26 (Call 06/12/23)	15,951	14,785,255
2.63%, 04/15/26 (Call 07/03/23)	11,400	10,620,827
3.50%, 04/15/25 (Call 03/15/25)	23,148	22,445,670
3.75%, 04/15/27 (Call 02/15/27)	32,452	30,829,342
4.75%, 02/01/28 (Call 06/12/23)	7,350	7,218,905
4.80%, 07/15/28	12,000	11,842,483
4.95%, 03/15/28 (Call 02/15/28)	7,765	7,736,149
5.38%, 04/15/27 (Call 06/12/23)(b)	10,982	10,981,948
Security	Par (000)	Value

Telecommunications (continued)
Verizon Communications Inc.
0.85%, 11/20/25 (Call 10/20/25)(b)	$13,054	$11,853,952
1.45%, 03/20/26 (Call 02/20/26)	17,215	15,750,307
2.10%, 03/22/28 (Call 01/22/28)	13,465	11,883,815
2.63%, 08/15/26	15,814	14,847,709
3.00%, 03/22/27 (Call 01/22/27)	6,660	6,274,272
3.38%, 02/15/25	15,086	14,689,652
3.50%, 11/01/24 (Call 08/01/24)	13,912	13,575,657
4.13%, 03/16/27(b)	22,391	21,962,636
Vodafone Group PLC
4.13%, 05/30/25	16,512	16,214,993
4.38%, 05/30/28	5,200	5,115,002
		551,277,445
Toys, Games & Hobbies — 0.1%
Hasbro Inc.
3.00%, 11/19/24 (Call 10/19/24)	6,118	5,883,545
3.50%, 09/15/27 (Call 06/15/27)(b)	3,430	3,226,775
3.55%, 11/19/26 (Call 09/19/26)	5,628	5,295,649
Mattel Inc., 5.88%, 12/15/27 (Call 07/03/23)(a)(b)	2,610	2,543,231
		16,949,200
Transportation — 1.0%
AP Moller - Maersk A/S, 3.88%, 09/28/25
(Call 06/28/25)(a)(b)	5,086	4,943,701
Burlington Northern Santa Fe LLC
3.00%, 04/01/25 (Call 01/01/25)(b)	5,490	5,333,045
3.25%, 06/15/27 (Call 03/15/27)(b)	2,170	2,078,428
3.40%, 09/01/24 (Call 06/01/24)(b)	5,464	5,355,873
3.65%, 09/01/25 (Call 06/01/25)(b)	3,578	3,495,274
7.00%, 12/15/25	2,133	2,249,115
Canadian National Railway Co.
2.75%, 03/01/26 (Call 12/01/25)(b)	5,108	4,857,052
2.95%, 11/21/24 (Call 08/21/24)	2,127	2,058,625
Canadian Pacific Railway Co.
1.35%, 12/02/24 (Call 07/04/23)	11,905	11,209,031
1.75%, 12/02/26 (Call 11/02/26)	7,465	6,772,628
2.90%, 02/01/25 (Call 11/01/24)(b)	5,579	5,368,139
3.70%, 02/01/26 (Call 11/01/25)(b)	2,350	2,271,018
CH Robinson Worldwide Inc., 4.20%, 04/15/28 (Call 01/15/28)	150	144,005
CSX Corp.
2.60%, 11/01/26 (Call 08/01/26)(b)	6,447	6,007,752
3.25%, 06/01/27 (Call 03/01/27)	5,378	5,096,092
3.35%, 11/01/25 (Call 08/01/25)(b)	5,028	4,846,585
3.40%, 08/01/24 (Call 05/01/24)(b)	6,777	6,622,612
3.80%, 03/01/28 (Call 12/01/27)(b)	2,870	2,764,713
FedEx Corp.
3.25%, 04/01/26 (Call 01/01/26)(b)	5,052	4,870,998
3.40%, 02/15/28 (Call 11/15/27)	1,925	1,814,709
JB Hunt Transport Services Inc., 3.88%, 03/01/26 (Call 01/01/26)	5,866	5,703,365
Kirby Corp., 4.20%, 03/01/28 (Call 12/01/27)(b)	100	93,651
Misc Capital Two Labuan Ltd., 3.75%, 04/06/27 (Call 03/06/27)(a)	4,775	4,511,826
Norfolk Southern Corp.
2.90%, 06/15/26 (Call 03/15/26)(b)	5,277	4,998,825
3.15%, 06/01/27 (Call 03/01/27)(b)	1,680	1,587,852
3.65%, 08/01/25 (Call 06/01/25)(b)	3,490	3,381,963
5.59%, 05/17/25	1,496	1,507,585
7.80%, 05/15/27(b)	2,065	2,289,466

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Transportation (continued)
Pelabuhan Indonesia Persero PT
4.25%, 05/05/25(a)(b)	$10,585	$10,376,305
4.88%, 10/01/24(a)	6,527	6,481,615
Ryder System Inc.
1.75%, 09/01/26 (Call 08/01/26)	2,879	2,576,135
2.50%, 09/01/24 (Call 08/01/24)	5,708	5,496,504
2.85%, 03/01/27 (Call 02/01/27)(b)	3,575	3,284,069
2.90%, 12/01/26 (Call 10/01/26)	1,171	1,078,259
3.35%, 09/01/25 (Call 08/01/25)(b)	3,875	3,702,735
4.30%, 06/15/27 (Call 05/15/27)	1,062	1,028,330
4.63%, 06/01/25 (Call 05/01/25)(b)	4,117	4,055,475
5.25%, 06/01/28 (Call 05/01/28)	3,365	3,316,686
5.65%, 03/01/28 (Call 02/01/28)	5,245	5,288,022
TTX Co., 3.60%, 01/15/25(a)	1,957	1,904,453
Union Pacific Corp.
2.15%, 02/05/27 (Call 12/05/26)	795	734,176
2.75%, 03/01/26 (Call 12/01/25)(b)	4,194	3,996,071
3.00%, 04/15/27 (Call 01/15/27)(b)	4,723	4,478,675
3.25%, 01/15/25 (Call 10/15/24)(b)	3,981	3,876,860
3.25%, 08/15/25 (Call 05/15/25)	3,901	3,791,709
3.75%, 07/15/25 (Call 05/15/25)(b)	3,892	3,810,013
4.75%, 02/21/26 (Call 01/21/26)	5,870	5,893,545
United Parcel Service Inc.
2.20%, 09/01/24 (Call 08/01/24)(b)	3,748	3,620,888
2.40%, 11/15/26 (Call 08/15/26)	2,312	2,167,277
2.80%, 11/15/24 (Call 09/15/24)(b)	4,558	4,426,875
3.05%, 11/15/27 (Call 08/15/27)	7,586	7,197,718
3.90%, 04/01/25 (Call 03/01/25)	8,125	8,008,748
Walmart Inc.
1.05%, 09/17/26 (Call 08/17/26)(b)	10,110	9,109,878
3.95%, 09/09/27 (Call 08/09/27)(b)	8,260	8,212,816
XPO Inc., 6.25%, 06/01/28 (Call 06/01/25)(a)	7,380	7,263,126
		237,410,891
Trucking & Leasing — 0.4%
DAE Funding LLC
1.55%, 08/01/24 (Call 07/01/24)(a)	7,519	7,114,599
2.63%, 03/20/25 (Call 02/20/25)(a)	12,052	11,384,608
3.38%, 03/20/28 (Call 01/20/28)(a)	5,090	4,626,270
GATX Corp.
3.25%, 03/30/25 (Call 12/30/24)(b)	2,495	2,386,769
3.25%, 09/15/26 (Call 06/15/26)	2,649	2,472,788
3.50%, 03/15/28 (Call 12/15/27)(b)	395	363,707
3.85%, 03/30/27 (Call 12/30/26)	2,038	1,936,370
Penske Truck Leasing Co. LP/PTL Finance Corp.
1.20%, 11/15/25 (Call 10/15/25)(a)	6,174	5,521,781
1.70%, 06/15/26 (Call 05/15/26)(a)	6,510	5,803,045
2.70%, 11/01/24 (Call 10/01/24)(a)	4,702	4,489,917
3.40%, 11/15/26 (Call 08/15/26)(a)(b)	4,867	4,513,456
3.45%, 07/01/24 (Call 06/01/24)(a)(b)	6,177	6,009,615
3.95%, 03/10/25 (Call 01/10/25)(a)(b)	6,109	5,910,308
4.00%, 07/15/25 (Call 06/15/25)(a)	4,344	4,184,305
4.20%, 04/01/27 (Call 01/01/27)(a)	3,787	3,586,759
4.40%, 07/01/27 (Call 06/01/27)(a)(b)	4,985	4,738,719
4.45%, 01/29/26 (Call 11/29/25)(a)(b)	3,352	3,240,814
5.55%, 05/01/28 (Call 04/01/28)(a)	3,950	3,902,072
5.70%, 02/01/28 (Call 01/01/28)(a)	8,130	8,087,070
5.75%, 05/24/26 (Call 04/24/26)(a)	3,035	3,028,328
5.88%, 11/15/27 (Call 10/15/27)(a)(b)	2,025	2,030,981
Security	Par (000)	Value

Trucking & Leasing (continued)
SMBC Aviation Capital Finance DAC
1.90%, 10/15/26 (Call 09/15/26)(a)(b)	$4,696	$4,137,500
5.45%, 05/03/28(a)(b)	2,480	2,470,622
		101,940,403
Venture Capital — 0.0%
Hercules Capital Inc.
2.63%, 09/16/26 (Call 08/16/26)	3,210	2,696,411
3.38%, 01/20/27 (Call 12/20/26)(b)	2,710	2,303,762
		5,000,173
Water — 0.0%
American Water Capital Corp.
2.95%, 09/01/27 (Call 06/01/27)	4,257	3,961,503
3.00%, 12/01/26 (Call 09/01/26)(b)	145	135,637
3.40%, 03/01/25 (Call 12/01/24)(b)	4,210	4,097,502
Aquarion Co., 4.00%, 08/15/24 (Call 05/15/24)(a)	959	940,208
		9,134,850

Total Corporate Bonds & Notes — 98.2%
(Cost: $24,738,199,474)		23,568,407,336

Foreign Government Obligations(g)

Hungary — 0.0%
Magyar Export-Import Bank Zrt, 6.13%, 12/04/27 (Call 11/04/27)(a)	200	198,463

Japan — 0.0%
Development Bank of Japan Inc., 1.75%, 02/18/25(a)(b)	1,595	1,510,991

Panama — 0.1%
Banco Latinoamericano de Comercio Exterior SA, 2.38%, 09/14/25 (Call 08/15/25)(a)(b)	7,200	6,722,712

South Korea — 0.3%
Korea Electric Power Corp.
1.13%, 06/15/25(a)(b)	2,417	2,229,171
3.63%, 06/14/25(a)	3,100	3,007,465
4.00%, 06/14/27(a)(b)	3,050	2,980,289
5.38%, 04/06/26(a)(b)	4,010	4,033,835
5.50%, 04/06/28(a)	2,940	3,048,117
7.00%, 02/01/27(b)	2,089	2,234,103
Korea Gas Corp.
1.13%, 07/13/26(a)(b)	4,776	4,241,475
2.25%, 07/18/26(a)(b)	2,865	2,632,300
3.13%, 07/20/27(a)(b)	1,090	1,026,105
3.50%, 07/02/26(a)	4,600	4,394,496
3.88%, 07/13/27(a)	3,000	2,917,422
Korea Housing Finance Corp., 4.63%, 02/24/28(a)	4,000	3,996,442
Korea Hydro & Nuclear Power Co. Ltd.
1.25%, 04/27/26(a)	4,205	3,761,418
3.13%, 07/25/27(a)(b)	3,048	2,876,672
4.25%, 07/27/27(a)	3,550	3,486,094
Korea National Oil Corp.
0.88%, 10/05/25(a)	370	335,135
1.25%, 04/07/26(a)	3,000	2,694,450
1.75%, 04/18/25(a)(b)	5,000	4,688,798
2.13%, 04/18/27(a)	5,000	4,551,587
2.50%, 10/24/26(a)	4,609	4,253,325
2.63%, 04/14/26(a)	1,966	1,834,663
3.25%, 07/10/24(a)(b)	424	414,117
3.25%, 10/01/25(a)	1,734	1,660,645
3.38%, 03/27/27(a)	3,000	2,871,975

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

South Korea (continued)
4.88%, 04/03/28(a)	$3,000	$3,012,004
		73,182,103

Total Foreign Government Obligations — 0.4%
(Cost: $85,620,874)		81,614,269

Total Long-Term Investments — 98.6%
(Cost: $24,823,820,348)		23,650,021,605

Short-Term Securities

Money Market Funds — 6.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.29%(h)(i)(j)	1,486,867	1,487,164,737
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.07%(h)(i)	2,930	2,930,000

Total Short-Term Securities — 6.2%
(Cost: $1,489,681,853)		1,490,094,737

Total Investments — 104.8%
(Cost: $26,313,502,201)		25,140,116,342

Liabilities in Excess of Other Assets — (4.8)%		(1,149,510,140)

Net Assets — 100.0%		$23,990,606,202

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	All or a portion of this security is on loan.
(c)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(d)	Perpetual security with no stated maturity date.
(e)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)	U.S. dollar denominated security issued by foreign domiciled entity.
(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period end.
(j)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/28/23	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/23	Shares Held at 05/31/23 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,565,570,896	$—	$(77,849,955	)(a)	$72,859	$(629,063)	$1,487,164,737	1,486,867	$1,710,518	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	41,030,000	—	(38,100,000	)(a)	—	—	2,930,000	2,930	737,464		—
					$72,859	$(629,063)	$1,490,094,737		$2,447,982		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable

Schedule of Investments (unaudited) (continued)	iShares® 1-5 Year Investment Grade Corporate Bond ETF
May 31, 2023

Fair Value Hierarchy as of Period End (continued)

inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$23,568,407,336	$—	$23,568,407,336
Foreign Government Obligations	—	81,614,269	—	81,614,269
Short-Term Securities
Money Market Funds	1,490,094,737	—	—	1,490,094,737
	$1,490,094,737	$23,650,021,605	$—	$25,140,116,342

Portfolio Abbreviation

CMT	Constant Maturity Treasury	REIT	Real Estate Investment Trust
JSC	Joint Stock Company	SOFR	Secured Overnight Financing Rate
LIBOR	London Interbank Offered Rate
PJSC	Public Joint Stock Company